                        Sanford C. Bernstein Fund, Inc.

                                 ANNUAL REPORT
                              SEPTEMBER 30, 1995

"The past year's extremes and reversals serve to reinforce a key investment lesson. Investment markets are unpredictable in the short term. The surest way to moderate the ups and downs is to diversify broadly. Maintain exposure to a number of markets..."
                                        (Letter to Shareholders, page 2)

               FIXED-INCOME AND INTERNATIONAL-EQUITY INVESTMENTS

                                   CONTENTS

                 Letter to Shareholders ................... 2

                 International Value Portfolio Review ..... 4

                 Taxable-Bond Portfolios Review ........... 6

                 Municipal-Bond Portfolios Review ......... 8

                 Fund Financial Statements ............... 11

                 Notes to Financial Statements ........... 23

                 Directors and Officers ... inside back cover

This publication must be accompanied or preceded by a prospectus of the Sanford
C. Bernstein Fund, Inc., which should be read carefully before investing.

                             Portfolio Returns[1]

                        SANFORD C. BERNSTEIN FUND, INC.
                              September 30, 1995

                 Past 12  Past Five Years  Since Inception
STOCK PORTFOLIO  Months    (Annualized)     (Annualized)    Inception Date
--------------------------------------------------------------------------------
International
  Value[2]         1.8%         --              10.4%       June 22, 1992

TAXABLE-BOND
PORTFOLIOS
--------------------------------------------------------------------------------
Intermediate
  Duration        12.8%        9.7%              9.3%       January 17, 1989
Short Duration
  Plus             7.4         6.9               7.3        December 12, 1988
Government Short
  Duration         7.5         6.5               7.0        January 3, 1989

MUNICIPAL-BOND
PORTFOLIOS
--------------------------------------------------------------------------------
Diversified
  Municipal        9.2%        7.1%              6.9%       January 9, 1989
California
  Municipal        9.1         7.0               6.9        August 6, 1990
New York
  Municipal        9.1         7.2               7.1        January 9, 1989
Short Duration
  Diversified
  Municipal         --          --               5.6[3]     October 3, 1994
Short Duration
  California
  Municipal         --          --               5.6[3]     October 3, 1994
Short Duration
  New York
  Municipal         --          --               5.2[3]     October 3, 1994

[1] Results are after all fees and expenses. Past performance is not necessarily indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

[2] International Value returns throughout this report include dividends net of withholding taxes.

[3] Cumulative, non-annualized returns since inception.

                            Letter to Shareholders

IT'S IN THE NATURE OF CAPITAL MARKETS FOR trends to reverse, and this has certainly held true in the bond market during the past 12 months. Interest rates retraced almost all their climb of the previous year, prompting outstanding gains for bonds. Because our fixed-income portfolios are short and intermediate, with less interest-rate sensitivity than long-term bonds, their performance was muted during last year's market rout and this year's rally. Nonetheless, this year's returns were strong.

     On the foreign stock side, after weakness early in the year, International Value gained enough during the final quarter to bring 12-month results into the black. The recent strength owed much to an emphasis on Japanese stocks, which showed signs of recovery after several difficult years, and--most critical--to a hedge against the yen. That currency weakened against the dollar over the summer; our hedge allowed us to benefit fully from our gains in Japanese stocks when translated into dollars.

Foreign Bonds
Introduced

On the home front, the benign economy and resulting interest-rate decline buoyed investor confidence to the point where respect for risk was hard to discern. One manifestation was that lower-quality bonds could attract investors without offering much extra yield--or, stated conversely, there wasn't much yield sacrifice for remaining with top-quality bonds. Insistent on taking risk only when we're well paid to do so, we kept our fixed-income portfolios tilted toward Treasury bonds on the taxable side and high quality in municipals.

     But conditions were different overseas. Opportunities in a number of foreign bond markets have been greater than those in the U.S., and we concluded that it was a particularly opportune time to extend our investment pool to incorporate foreign bonds. Several years ago we expanded our fixed-income research universe to cover the major foreign markets. We've subsequently analyzed the implications of adding foreign securities to our taxable-bond portfolios, and we believe that by doing so selectively, we can enhance long-term returns without appreciably increasing risk. In third-quarter 1995 we globalized our taxable-bond portfolios.*

     The main opportunity abroad has been the abnormally high yield on currency-hedged German bonds. We've structured our taxable portfolios to take advantage of this high return potential without disturbing our short or intermediate duration averages or, in our view, otherwise significantly adding to risk.
We've made smaller investments in short-term bonds issued in Italian lire and Canadian dollars, which we believe offer high return potential relative to their risks.

     But a foreign bond's yield and price change can be overwhelmed by the effect of its currency's rise or

*Of course, our tax-advantaged portfolios will remain invested solely in the United States, and Government Short Duration must, by definition, concentrate in U.S. government bonds.


--------------------------------------------------------------------------------
The globalization of our bond portfolios allows us to capture opportunities like the high yields that have prevailed among German bonds

            Yields as of September 30, 1995

          U.S. Bonds     Hedged German Bonds
          ----------     -------------------
1 yr          6   %          6   %
2 yr          6.01           6.49
3 yr          6.13           7.05
5 yr          6.31           7.9
7 yr          6.43           8.44
10 yr         6.58           8.86

On the equity side, Japan remains the most attractive market, with stock prices low in general and the best values extremely high in return potential

Expected Return on Value Stocks*

Japan           21.8%
France          18.3
Germany         16.9
Italy           16.2
Netherlands     14.9
Canada          13.3
U.K.            10.7
U.S.            10.2
Australia        9.9

*Assuming all currency exposure is hedged
 Source: Bloomberg L.P., Morgan Stanley Capital International and Bernstein
         estimates
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2  Sanford C. Bernstein Fund, Inc.

fall against the home currency of the investor. To protect our portfolios from such movements, we carefully manage currency exposure at all times, leaving positions unhedged only when we believe doing so will add substantially to returns. For example, we've completely hedged the exposure to the deutschemark that accompanies our exposure to German bonds, because our analysis suggests the D-mark is overvalued against the dollar and vulnerable to decline.

Tax Reform Dampens
Enthusiasm for Municipals

Falling interest rates also boosted municipal-bond returns over the past 12 months, but not as much as for taxable bonds. The possibility of tax reform has sparked fear that the advantage of municipal securities will be reduced or eliminated. This, in turn, put a lid on price gains for municipal bonds in the past year, particularly for long-term bonds, which are most likely to be still in circulation if and when reforms become law. In our estimate, this was an overreaction on investors' part. Tax reform will be a complex and lengthy process. Many barriers must be overcome, and transitions have to be made before it becomes reality. At the very least, this process will probably take a few years to complete.

     But as usual when anxiety is in the air, investment opportunity is created. At the end of September, the yields of long-maturity municipals were higher than usual in relation to Treasury yields. We structured our municipal portfolios to take advantage of this opportunity, without increasing our portfolios' overall interest-rate risk, by balancing short-term municipals against these attractive long-term issues in what is known as a "barbell" construction.

Foreign Stocks
Still Attractive

Turning to International Value, the world's stock markets have had one thing in common with taxable bonds this year: there have been more opportunities overseas than at home. Based on our valuation measures, foreign stocks offer much greater return potential than is available in the U.S. stock market, and the situation has intensified over the past year. U.S. stocks have grown increasingly expensive and now sell for near-record valuations in our view, while, until quite recently, foreign stocks have become cheaper.

     The disparate movements of the U.S. and foreign stock markets are nothing new. Markets tend to move out of sync with one another, which is why it pays to diversify your portfolio holdings. The foreign markets' lack of vigor this year did nothing to compromise their attractiveness as investments. We don't gauge our behavior on what other market participants do as measured by market trends; instead, we base our investment decisions on where we can find the lowest prices relative to future earnings power. In our analysis, the best opportunities today are overseas, particularly in Japan, which we continue to emphasize in International Value.

     One caveat here is currency risk. We judge that a critical factor in realizing returns in Japan is hedging the yen. Even though it weakened somewhat late in the year, the yen is still dramatically overvalued versus the dollar, and our exposure remains largely hedged. Therefore, even if the dollar continues to strengthen against the yen, our investments in Japan will capture most of the benefit of any stock-market appreciation.

     The past year's extremes and reversals serve to reinforce a key investment lesson. Investment markets are unpredictable in the short term. The surest way to moderate the ups and downs is to diversify broadly. Maintain exposure to a number of markets, so that swings in any one of your investments may be counterbalanced and your peace of mind maintained.

     Details follow on recent results and current strategies. As always, please feel free to call or write with your questions or comments.

                                    /s/ Roger Hertog


[PHOTOGRAPH                         Roger Hertog
OF PRESIDENT]
                                    President

                                    September 30, 1995

--------------------------------------------------------------------------------
                                            September 30, 1995--Annual Report 3

                     International Value Portfolio Review

IN CONTRAST TO THEIR STRONG PERFORMANCE of the prior year, the stock markets of foreign industrialized nations underperformed the U.S. market during the 12 months ending in September 1995. At the same time, major foreign currencies like the yen and deutschemark strengthened dramatically against the dollar, turning foreign stock losses into gains in dollar terms for investors completely exposed to currency movements. In the interests of safety--both the yen and deutschemark have been extremely expensive, and vulnerable to decline against the dollar--Bernstein International Value had eliminated virtually all its exposure to these two currencies through hedging; as a result, we picked up only a small part of the currency gain and underperformed the foreign market index for the year, with a total return of 1.8%. An emphasis on Japanese stocks, which were very weak early in the year, also hurt our returns.

     But trends reversed in the second half of the fiscal year: Japanese stocks strengthened and the yen weakened. Despite the yen's weakness, International Value's gains in Japan were almost all retained because of our hedged exposure to this currency. Thanks to this strategy and strong gains elsewhere, the portfolio returned 8.9% in the second half of the year.

     At year-end we still found the yen and deutschemark dramatically overvalued. To guard against further decline, our exposure to these currencies remained hedged.

Why the Yen
Reversed Course

Many attributed the yen's decline to coordinated intervention by central banks. While this played a part, there were also signs of growing market resistance to the same large currency misvaluations that had prompted us to hedge initially. For example, Japan's trade surplus has narrowed markedly this year--just when economic conditions should have served to inflate it: Japan's prolonged recession would ordinarily work to reduce imports into the country, while economic expansion in Japan's major customer markets would typically increase Japanese exports. Instead, the overvalued yen made Japanese goods too expensive for foreign buyers, decreasing global demand for Japanese products and, hence, the currency they trade in.

     Further declines in the yen should benefit our investments in Japan. A strong yen has been one of the major drags on corporate earnings there, and many of the companies in our Japanese portfolio have been working fiercely to overcome the currency burden, cutting costs and restructuring so as to be competitive even under the most unfavorable exchange rates (Toyota has vowed to be cost-competitive even at 80 yen to the dollar). A continued fall in the yen could spark dramatic profit improvements for companies that have already trimmed costs, as has happened in the U.S. over the past 10 years. Such earnings improvements on the near horizon bode well for Japanese stocks.

--------------------------------------------------------------------------------
                             International  Value

                             Growth of $10,000(1)

           International Value  EAFE Foreign Stock Index(1)
            (after all costs)      (before all costs)
           -------------------  ------------------------
6/92           $10,000                 $10,000
                 9,672                   9,549.8
                10,112.08                9,827.4
                 9,591.31                9,537.2
                 9,366.87                9,429.7
                 9,398.72                9,605.6
                 9,501.17                9,639.8

1/93             9,673.14                9,742.2
                10,050.39               10,070.3
                10,966.99               10,626.5
                11,682.51               11,418.5
                11,940.7                11,553.24
                11,650.49               11,430.78
                12,214.37               11,890.58
                12,903.87               12,656.98
                12,511.59               12,318.28
                12,793.8                12,777.19
                11,981.39               11,843.5
                12,780.55               12,727.9

1/94            13,696.92               13,622.6
                13,527.08               13,389.3
                13,576.12               13,070.59
                14,015.58               13,657.29
                13,892.24               13,380.39
                13,656.07               13,141.5
                13,952.41               13,482
                14,139.37               13,689.8
                13,582.28               13,101.14
                13,655.62               13,351.37
                13,222.74               12,969.52
                13,270.34               13,064.2

1/95            12,943.89               12,661.82
                12,703.13               12,555.46
                12,705.67               12,696.08
                13,109.71               13,243.6
                13,100.53               13,185.2
                12,997.04               12,993.49
                13,702.78               13,887.52
                13,745.81               13,776.67

9/30/95         13,832.41               13,866.71

                                 Total Return
                       Periods ending September 30, 1995
                                 (Annualized)

Past 12 Months                   1.8%
Life of Portfolio(2)            10.5%

                               Portfolio Profile

Price/Book Ratio                 1.2x
Price/Earnings Ratio            18.9x

(1) Past performance is not predictive of future results. The index is the Morgan Stanley Capital International EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. THE INDEX IS A THEORETICAL MEASURE OF STOCK PERFORMANCE RATHER THAN AN ACTUAL AVAILABLE INVESTMENT, WHICH WOULD REFLECT SUCH EXPENSES AS MANAGEMENT FEES, TRANSACTION AND SECURITY-CUSTODY COSTS AND, IN THE CASE OF A MUTUAL FUND, THE COSTS OF TRANSFER AGENTS AND SHAREHOLDER SERVICING.

(2) Returns are calculated from the first full month following the portfolio's inception date.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4  Sanford C. Bernstein Fund, Inc.

     Continued likely weakening of the yen isn't the only point in Japan's favor. Short-term interest rates had been lowered to an almost-unheard-of half of one percent by year-end, the Japanese government had been spending aggressively to stimulate economic growth and resolution of the banking system's real-estate loan-loss situation appeared in sight. Combined with extremely low current stock prices, the return potential in the Japanese market remained extremely high.

More Opportunity
Overseas

Nor is Japan the only extremely attractive foreign market; in our analysis, French and German stocks also hold abnormally high expected returns. Each of these countries is coping with its own problems that have prompted low stock prices. Indeed, we believe the major foreign stock markets as a group continue to offer more return potential than the U.S. market. Most foreign economies are still recovering from recessions and are far behind the U.S. economy in the present business cycle. Not only are these stock markets generally better priced than in the U.S.; as you'd expect in environments where stress is the rule and complacency is rare, underpricings in specific foreign stocks are also more pronounced than among U.S. stocks today. In other words, outstanding investment values remain more plentiful abroad.

--------------------------------------------------------------------------------
The dollar remains undervalued relative to the deutschemark and the yen, so we are continuing to hedge almost all of our exposure to those two currencies

                          Key Currency Hedge Targets:
                              September 30, 1995

                                  50% Hedged:
                                  Our neutral
                                   Position

German Mark                     100% hedged
Japanese Yen                     79%
Dutch Guilder                    55%
French Franc                     10%
Italian Lira                    full exposure
Canadian Dollar                 full exposure
British Pound                   full exposure
Overall Currency Hedge           51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Our three largest country weightings are Japan, Germany and France, where anxiety has created excessively low stock prices and large opportunities

       International Value Country Weightings as of September 30, 1995*

Japan           37%
Germany         17
France          10
Italy            7
U.K.             7
Canada           4
Netherlands      3
Switzerland      3
Australia        2
Spain            2
Finland          1
Sweden           0.3

* Excluding cash
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            September 30, 1995--Annual Report  5

                        Taxable-Bond Portfolios Review

THE BOND MARKET RALLIED FOR MOST OF the past 12 months as interest rates peaked in 1994's fourth quarter and then fell sharply. Buoyed by the resulting increase in bond prices--which move up when rates decline, and vice versa--our portfolios produced strong returns during this period.

     At this point, we don't see compelling evidence about the direction of interest rates, and so we're keeping our portfolios' durations--their interest-rate sensitivity--at the level of the bond market as a whole. Many maturity distributions can be employed to arrive at that neutral position; in today's market we've concluded that the best strategy is to "barbell" the portfolio: emphasize short- and long-term bonds while downplaying intermediate-term securities. With both ends of the maturity spectrum currently offering higher yields than usual relative to intermediate bonds, in our judgment a barbell will provide a return advantage over alternatives such as concentrating at a particular maturity or "laddering" the portfolio evenly.

     Where quality is concerned, we continue to emphasize very high credit ratings; in fact, Treasury bonds continue to dominate our portfolios. As for corporate bonds, although they've outperformed Treasury bonds lately--which has cost us some return, since we've been underweighted in the sector--our research indicates that they simply are not offering enough yield to compensate for their risk. We're continuing to monitor the markets and will expand our corporate investments if the situation begins to turn around. We're maintaining our emphasis on mortgage bonds, which have boosted our returns over the past year. Select mortgage bonds continue to offer attractive yield inducement.

     In 1995's third quarter we also took the very important step of globalizing the investment universe of our broadly diversified taxable portfolios--Intermediate Duration and Short Duration Plus. After extensive study we determined that carefully chosen foreign bonds, owned in modest proportions, can enhance total return without substantially increasing risk. During the past year, for instance, the yields on currency-hedged German bonds were particularly generous: by seizing this opportunity, we added modestly to these portfolios' returns. Our foreign holdings should continue to consist exclusively of high-quality securities in industrialized countries.

     Because currency movements play a critical role in the returns of foreign bonds--a gain can easily be turned into a loss if a foreign currency weakens substantially against the dollar--we're actively managing our currency positions, incurring exposure only when we see a high return potential for doing so. For example, we've taken advantage of the opportunity available in German bonds without incurring the risk of exposure to the deutschemark, which we expect to weaken.

--------------------------------------------------------------------------------
To capture wider opportunities for return with what we consider minimal additional risk, we introduced foreign bonds into Short Duration Plus and Intermediate Duration

                  Portfolio Compositions: September 30, 1995*

                           Government Short Duration

                      Treasury Securities             97%
                      Cash Equivalents                 3

                              Short Duration Plus

                      Treasury Securities             69%
                      Mortgages                       17
                      Foreign                         10
                      Corporates                       4

                             Intermediate Duration

                      Treasury Securities             42%
                      Mortgages                       35
                      Foreign                         16
                      Corporates                       7

* These weightings represent the exposure of the portfolios to the various sectors and include the effective market value of futures contracts and forward commitments. To the extent that cash equivalents and short-term Treasuries are held against these commitments, the weightings in cash equivalents and Treasuries have been reduced.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6  Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                            Intermediate Duration

                             Growth of $10,000(1)

                                           Lehman Aggregate
                 Intermediate Duration       Bond Index(1)
                   (after all costs)       (before all costs)
                 ---------------------     ------------------
                        10,000                  10,000
2/89                     9,946                   9,928
                         9,999.71                9,971
                        10,172.7                10,179
                        10,379.21               10,447
                        10,677.09               10,764
                        10,840.45               10,994
                        10,746.68               10,831
                        10,800.41               10,886
                        11,040.18               11,154
                        11,109.73               11,260
                        11,137.5                11,290

1/90                    11,007.8                11,156
                        11,039.72               11,192
                        11,058.49               11,200
                        10,970.02               11,096
                        11,232.2                11,425
                        11,378.22               11,608
                        11,506.79               11,768
                        11,390.57               11,611
                        11,437.27               11,708
                        11,550.01               11,857
                        11,775.24               12,112
                        11,954.81               12,301

1/91                    12,015.78               12,454
                        12,189.29               12,560
                        12,311.18               12,647
                        12,450.79               12,783
                        12,542.93               12,857
                        12,546.69               12,851
                        12,717.32               13,029
                        12,995.83               13,311
                        13,215.46               13,581
                        13,385.94               13,732
                        13,525.15               13,858
                        13,999.88               14,270

1/92                    13,801.08               14,076
                        13,899.07               14,167
                        13,835.13               14,087
                        13,936.82               14,189
                        14,197.44               14,457

                        14,393.93               14,656
                        14,735.07               14,955
                        14,817.59               15,106
                        14,974.66               15,285
                        14,765.01               15,082
                        14,825.55               15,086
                        15,074.03               15,326

1/93                    15,319.74               15,620
                        15,582.12               15,893
                        15,640.97               15,960
                        15,734.75               16,071
                        15,798.6                16,091
                        16,146.78               16,383
                        16,308.25               16,476
                        16,641.1                16,764
                        16,666.06               16,811
                        16,754.89               16,873
                        16,555.51               16,730
                        16,632.33               16,821

1/94                    16,856.87               17,048
                        16,556.82               16,751
                        16,250.55               16,337
                        16,115.67               16,207
                        16,097.94               16,205
                        16,065.74               16,169
                        16,330.34               16,491
                        16,318.91               16,511
                        16,076.25               16,268
                        16,056.96               16,253
                        16,010.39               16,218
                        16,106.77               16,330

1/95                    16,427.29               16,653
                        16,754.19               17,049
                        16,841.48               17,153
                        17,048.46               17,393
                        17,644.13               18,066
                        17,787.05               18,198
                        17,717.68               18,158
                        17,921.26               18,377

9/30/95                 18,141                  18,558

                                 Total Return
                       Periods ending September 30, 1995
                                 (Annualized)

Past 12 Months                  12.8%
Five years                       9.7%
Life of Portfolio(2)             9.4%

                               Portfolio Profile


Average Credit Quality          AAA
Average Duration            4.9 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Short Duration Plus

                             Growth of $10,000(1)

                                    Merrill Lynch  1-3 Year
               Short Duration Plus     Treasury Index(1)
                (after all costs)     (before all costs)
               -------------------  -----------------------
12/88                   10,000          10,000

1/89                    10,080          10,079
                        10,099          10,079
                        10,149          10,125.36
                        10,269          10,280.28
                        10,388          10,434.48
                        10,546          10,629.6
                        10,666          10,786.92
                        10,661          10,720.04
                        10,731          10,783.29
                        10,862          10,946.12
                        10,940          11,043.98
                        10,981          11,088.16

1/90                    11,008          11,097.03
                        11,056          11,149.19
                        11,109          11,186.76
                        11,126          11,208.69
                        11,262          11,380.18
                        11,361          11,499.9
                        11,472          11,643.42
                        11,521          11,678.23
                        11,577          11,774.34
                        11,663          11,903.86
                        11,758          12,020.52
                        11,890          12,166.33

1/91                    11,939          12,277.77
                        12,091          12,350.7
                        12,207          12,433.94
                        12,340          12,551.69
                        12,445          12,627.5
                        12,500          12,679.27
                        12,615          12,789.71
                        12,769          12,965.18
                        12,881          13,105.2
                        13,032          13,245.43
                        13,174          13,383.18
                        13,363          13,586.6


1/92                    13,347          13,565.81
                        13,413          13,613.29
                        13,411          13,607.84
                        13,554          13,733.03
                        13,696          13,858
                        13,846          13,999.35
                        13,990          14,156.14
                        14,044          14,280.71
                        14,118          14,416.38
                        14,062          14,329.88
                        14,105          14,306.52
                        14,206          14,442.43

1/93                    14,319          14,592.63
                        14,425          14,717.4
                        14,478          14,761.55
                        14,531          14,853.07
                        14,576          14,811.48
                        14,712          14,920.64
                        14,781          14,955.26
                        14,883          15,085.67
                        14,893          15,134.7
                        14,950          15,164.36
                        14,913          15,168.15
                        14,977          15,224.12

1/94                    15,079          15,321.86
                        15,012          15,223.95
                        14,931          15,148.13
                        14,920          15,094.51
                        14,936          15,115.94
                        14,966          15,160.68
                        15,076          15,291.06
                        15,105          15,344.88
                        15,062          15,310.05
                        15,099          15,345.26
                        15,022          15,276.21
                        15,059          15,311.35

1/95                    15,244          15,524.18
                        15,435          15,736.86
                        15,497          15,824.99
                        15,633          15,965.99
                        15,849          16,244.92
                        15,936          16,332.32
                        15,990          16,399.94
                        16,083          16,497.52

9/30/95                 16,169          16,577

                                 Total  Return
                       Periods ending September 30, 1995
                                 (Annualized)


Past 12 Months                  7.4%
Five Years                      6.9%
Life of portfolio(2)            7.4%

                               Portfolio Profile

Average Credit Quality          AAA
Average Duration            1.7 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Government Short Duration

                             Growth of $10,000(1)

                      Government       Merrill Lynch 1-3 Year
                    Short Duration        Treasury Index(1)
                   (after all costs)     (before all costs)
                   -----------------   ----------------------
                        10,000                  10,000
2/89                    10,015                  10,000
                        10,052.06               10,046
                        10,183.74               10,199.7
                        10,295.76               10,352.7
                        10,455.34               10,546.3
                        10,575.58               10,702.39
                        10,543.85               10,636.04
                        10,607.11               10,698.79
                        10,751.37               10,860.34
                        10,816.95               10,957.43
                        10,869.95               11,001.26

1/90                    10,877.56               11,010.06
                        10,929.77               11,061.81
                        10,972.4                11,099.09
                        10,997.64               11,120.84
                        11,140.61               11,290.99
                        11,237.53               11,409.77
                        11,355.52               11,552.16
                        11,404.35               11,586.7
                        11,485.32               11,682.06
                        11,596.58               11,810.56
                        11,704.43               11,926.3
                        11,843.71               12,070.97

1/91                    11,934.91               12,181.54
                        12,019.65               12,253.9
                        12,085.16               12,336.49
                        12,186.68               12,453.32
                        12,252.49               12,528.54
                        12,286.8                12,579.91
                        12,391.24               12,689.48
                        12,554.8                12,863.58

                        12,686.63               13,002.51
                        12,828.72               13,141.64
                        12,967.27               13,278.31
                        13,173.06               13,480.14

1/92                    13,119.05               13,459.52
                        13,132.96               13,506.63
                        13,092.25               13,501.23
                        13,242.81               13,625.44
                        13,385.83               13,749.43
                        13,534.41               13,889.67
                        13,675.17               14,045.23
                        13,709.9                14,168.83
                        13,772.97               14,303.43
                        13,741.29               14,217.61
                        13,771.66               14,194.44
                        13,878.94               14,329.29

1/93                    13,977.27               14,478.31
                        14,068.65               14,602.1
                        14,097.45               14,645.91
                        14,136.19               14,736.71
                        14,164.99               14,695.45
                        14,282.2                14,803.76
                        14,343.61               14,838.1
                        14,461.8                14,967.49
                        14,476.12               15,016.13
                        14,523.8                15,045.56
                        14,481.25               15,049.32
                        14,518                  15,104.85

1/94                    14,600.75               15,201.82
                        14,530.67               15,104.68
                        14,490.94               15,029.46
                        14,447.47               14,976.26
                        14,457.58               14,997.53
                        14,491.27               15,041.92
                        14,609.66               15,171.28
                        14,647.65               15,224.68
                        14,600.78               15,190.12
                        14,632.9                15,225.06
                        14,568.52               15,156.55
                        41,580.17               15,191.41

1/95                    14,771.17               15,402.57
                        14,957.29               15,613.59
                        15,030.58               15,701.13
                        15,162.85               15,840.93
                        15,394.84               16,117.67
                        15,502.76               16,204.38
                        15,538.42               16,271.47
                        15,662.48               16,368.29

9/30/95                 15,705                  16,447.84


                                 Total Return
                       Periods ending September 30, 1995
                                 (Annualized)

Past 12 Months                  7.5%
Five years                      6.5%
Life of Portfolio(2)            7.0%

                               Portfolio Profile

Average Credit Quality          AAA
Average Duration          1.7 years

(1) Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond Index, which includes Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities; and the Merrill Lynch 1-3 Year Treasury Index, which covers short-term Treasury bonds. THE INDEXES ARE THEORETICAL MEASURES OF BOND-MARKET PERFORMANCE RATHER THAN ACTUAL AVAILABLE INVESTMENTS, WHICH WOULD REFLECT SUCH EXPENSES AS MANAGEMENT FEES, TRANSACTION AND SECURITY-CUSTODY COSTS AND, IN THE CASE OF A MUTUAL FUND, THE COSTS OF TRANSFER AGENTS AND SHAREHOLDER SERVICING.

(2) Returns are calculated from the first full month following the portfolio's inception date.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            September 30, 1995--Annual Report  7

                       Municipal-Bond Portfolios Review

OUR MUNICIPAL-BOND PORTFOLIOS BENEFITED from 1995's dramatic interest-rate decline, posting strong gains during the last 12 months. An emphasis on high-quality revenue and tax-supported bonds helped boost our returns.

     Despite their impressive gains, municipal bonds in general haven't participated as fully as taxable bonds in this year's rally. The reason: the possibility of tax reform, which could reduce or eliminate the tax advantage of municipals. But where there's stress, there's also opportunity if prices are pushed down far enough. That's what we see happening today in the municipal market, where, in our judgment, investors have overreacted to the threat of tax reform by selling their municipals--particularly, their longer bonds--which, in turn, has elevated the yields of long-maturity municipals to unwarranted levels. The opposite has occurred with intermediate municipals: their prices have risen and their yields have dropped. As a result, longer-term bonds are more attractive now, which we want to take advantage of, and intermediates expensive, which we want to avoid. The way to do that without taking on the interest-rate risk of a long-term portfolio is to "barbell" our holdings: reach our target durations by balancing short-term issues against longer-term bonds.

     Interestingly, our analysis suggests that municipal-bond investors haven't been so quick to take shelter against credit risk, which we believe is a cause for concern at a time when government at all levels is downsizing and spending initiatives are being cut back. Particularly vulnerable are select local general-obligation bonds and hospital issues; in general we're continuing to avoid these areas. What we're emphasizing in uncertain times like these in the municipal markets is quality. All our portfolios have average credit ratings of AA or higher--and all our portfolios have large positions in insured bonds as well as prerefunded bonds, which are backed by U.S. Treasury bonds as collateral. In the same vein, we're maintaining a commitment to essential-purpose revenue bonds, issued to fund critical projects like water- and sewer-line work.

--------------------------------------------------------------------------------
The extra yield offered by lower-quality bonds is unusually small ...

                     Yield Difference Between Top-Quality
                     (AAA) and Lower-Quality (BBB) Issues*
                                  (Pct. Pts.)

             1.184 represents the average yield difference between
                     top-quality and lower-quality bonds.

 1/31/80                1.08
 2/29/80                1.29
 3/31/80                1.21
 4/30/80                1.42
 5/30/80                1.11
 6/30/80                1.24
 7/31/80                1.32
 8/29/80                1.35
 9/30/80                1.35

10/31/80                1.29
11/28/80                1.11
12/31/80                1.34
 1/30/81                1.34
 2/27/81                1.25
 3/31/81                1.19
 4/30/81                1.49
 5/29/81                1.36
 6/30/81                1.39
 7/31/81                1.54
 8/31/81                1.61
 9/30/81                1.52
10/30/81                1.59
11/30/81                1.6
12/31/81                1.7
 1/29/82                1.78
 2/26/82                2
 3/31/82                2.08
 4/30/82                2.15
 5/28/82                2.24
 6/30/82                2.35
 7/30/82                2.2
 8/31/82                2.19
 9/30/82                1.89
10/29/82                2.18
11/30/82                2.06
12/31/82                2.22
 1/31/83                2.11
 2/28/83                1.77
 3/31/83                1.88
 4/29/83                1.88
 5/31/83                1.99
 6/30/83                1.98
 7/29/83                2.08
 8/31/83                1.9
 9/30/83                1.74
10/31/83                1.68
11/30/83                1.61
12/30/83                1.58
 1/31/84                1.43
 2/29/84                1.36
 3/30/84                1.33
 4/30/84                1.31
 5/31/84                1.46
 6/29/84                1.42
 7/31/84                1.3
 8/31/84                1.37
 9/28/84                1.48
10/31/84                1.48
11/30/84                1.54
12/31/84                1.47
 1/31/85                1.49
 2/28/85                1.55
 3/29/85                1.54

 4/30/85                1.41
 5/31/85                1.28
 6/28/85                1.36
 7/31/85                1.36
 8/30/85                1.36
 9/30/85                1.53
10/31/85                1.46
11/29/85                1.53
12/31/85                1.36
 1/31/86                1.49
 2/28/86                1.62
 3/31/86                1.51
 4/30/86                1.59
 5/30/86                1.65
 6/30/86                1.63
 7/31/86                1.48
 8/29/86                1.28
 9/30/86                1.31
10/31/86                1.35
11/28/86                1.44
12/31/86                1.24
 1/30/87                1.38
 2/27/87                1.37
 3/31/87                1.04
 4/30/87                1.33
 5/29/87                1.21
 6/30/87                1.37
 7/31/87                1.43
 8/31/87                1.33
 9/30/87                1.33
10/30/87                1.38
11/30/87                1.29
12/31/87                1.2
 1/29/88                1.1
 2/29/88                1.15
 3/31/88                1.16
 4/29/88                1.22
 5/31/88                1.19
 6/30/88                1.25
 7/29/88                1.11
 8/31/88                0.98
 9/30/88                0.86
10/31/88                0.82
11/30/88                0.83
12/30/88                0.8
 1/31/89                0.76
 2/28/89                0.75
 3/31/89                0.7
 4/28/89                0.54
 5/31/89                0.57
 6/30/89                0.64
 7/31/89                0.6
 8/31/89                0.66
 9/29/89                0.64

10/31/89                0.7
11/30/89                0.75
12/29/89                0.75
 1/31/90                0.7
 2/28/90                0.64
 3/30/90                0.69
 4/30/90                0.76
 5/31/90                0.68
 6/29/90                0.66
 7/31/90                0.62
 8/31/90                0.74
 9/28/90                0.8
10/31/90                0.7
11/30/90                0.65
12/31/90                0.67
 1/31/91                0.73
 2/28/91                0.75
 3/28/91                0.8
 4/30/91                0.84
 5/31/91                0.81
 6/28/91                0.82
 7/31/91                0.78
 8/30/91                0.73
 9/30/91                0.75
10/31/91                0.82
11/29/91                0.82
12/31/91                0.81
 1/31/92                0.92
 2/28/92                0.96
 3/31/92                0.92
 4/30/92                0.86
 5/29/92                0.88
 6/30/92                0.85
 7/31/92                0.79
 8/31/92                0.87
 9/30/92                0.91
10/30/92                0.86
11/30/92                0.79
12/31/92                0.74
 1/29/93                0.8
 2/26/93                0.87
 3/31/93                0.8
 4/30/93                0.81
 5/28/93                0.8
 6/30/93                0.85
 7/30/93                0.83
 8/31/93                0.8
 9/30/93                0.84
10/29/93                0.82
11/30/93                0.85
12/31/93                0.85
 1/31/94                0.86
 2/28/94                0.85
 3/31/94                0.94

 4/29/94                0.89
 5/31/94                0.86
 6/30/94                0.89
 7/29/94                0.87
 8/31/94                0.83
 9/30/94                0.8
10/31/94                0.87
11/30/94                0.83
12/30/94                0.72
 1/31/95                0.72
 2/28/95                0.8
 3/31/95                0.85
 4/28/95                0.81
 5/31/95                0.83
 6/30/95                0.89
 7/31/95                0.82
 8/31/95                0.83
 9/29/95                0.82

 ... so AAA-rated bonds continue to dominate our portfolios

                             Diversified Municipal

                              AAA             59%
                              AA              18%
                              A               12%
                              BBB              9%
                              Below BBB        2%

                     Short Duration Diversified Municipal

                              AAA             69%
                              AA              19%
                              A                6%
                              BBB              5%
                              Below BBB        1%

* Average yield of securities with maturities of 1, 5, 10, 20 and 30 years
  Source: Delphis Hanover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8  Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
Diversified Municipal

                             Growth of $10,000(1)

         Diversified Municipal    Lehman Laddered G/O Index(1)
           (after all costs)           (before all costs)
         ---------------------    ----------------------------
2/89            10,000                  10,000
                 9,945                   9,907
                 9,894.28                9,852.51
                10,065.45               10,014.09
                10,219.45               10,183.33
                10,351.28               10,303.49
                10,475.5                10,444.65
                10,410.55               10,408.1
                10,388.69               10,411.22
                10,506.08               10,503.88
                10,640.56               10,633.08

1/90            10,707.6                10,719.2
                10,667.98               10,725.64
                10,737.32               10,798.57
                10,729.8                10,774.81
                10,696.54               10,745.72
                10,860.62               10,928.4
                10,939.9                11,013.64
                11,054.77               11,136.99
11,003.9211,096.9
                11,049.04               11,122.42
                11,209.14               11,278.14
                11,361.58               11,441.67

1/91            11,436.57               11,485.15
                11,573.81               11,650.53
                11,675.66               11,754.22
                11,641.8                11,738.94
                11,780.34               11,876.29
                11,827.46               11,936.86
                11,819.18               11,934.47
                11,910.66               12,045.46
                12,058.83               12,187.6
                12,178.21               12,328.97
                12,262.24               12,420.21
                12,328.46               12,468.65

1/92            12,600.92               12,727.99
                12,580.76               12,762.36
                12,570.7                12,768.74
                12,492.13               12,734.27
                12,557.71               12,839.96
                12,721.59               12,955.52
                12,895.88               13,131.71

                13,267.28               13,466.57
                13,166.45               13,362.88
                13,262.04               13,459.09
                13,118.81               13,411.99
                13,312.97               13,570.25

1/93            13,424.4                13,665.24
                13,557.3                13,805.99
                13,884.67               14,148.38
                13,752.35               14,012.56
                13,834.94               14,103.64
                13,856.83               14,153
                14,054.84               14,324.25
                14,016.05               14,334.28
                14,255.72               14,526.36
                14,402.55               14,629.49
                14,424.44               14,652.9
                14,352.32               14,611.87

1/94            14,555,26               14,813.52
                14,681.89               14,954.25
                14,424.96               14,686.56
                14,145.4                14,376.68
                14,146.81               14,513.26
                14,234.52               14,593.08
                14,192.67               14,562.43
                14,347.8                14,719.71
                14,404.9                14,785.95
                14,287.21               14,685.4
                14,167.48               14,602.14
                14,007.39               14,501.38

1/95            14,189.49               14,622.03
                14,452                  14,791.65
                14,749.71               15,012.49
                14,903.11               15,223.41
                14,928.45               15,262.39
                15,306.14               15,594.65
                15,242.01               15,599.48
                15,382.24               15,806.64

9/30/95         15,535.45               15,969.45
                15,597                  16,026.14

          Total Return
Periods ending September 30, 1995
         (Annualized)

Past 12 Months         9.2%
Five Years             7.1%
Life of Portfolio(2)   6.9%

          Portfolio Profile


Average Credit Quality  AA+
Average Duration      5.3 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
California Municipal

                             Growth of $10,000(1)

         California Municipal    Lehman Laddered G/O Index(1)
           (after all costs)          (before all costs)
         --------------------    ----------------------------
8/90            10,000                  10,000
                10,062                  10,023
                10,183.25               10,163.32
                10,338.03               10,310.69
                10,429.01               10,349.87

1/91            10,536.43               10,498.91
                10,659.7                10,592.35
                10,626.66               10,578.58
                10,725.48               10,702.35
                10,774.82               10,756.93
                10,755.43               10,754.78
                10,844.7                10,854.8
                10,950.98               10,982.89
                11,074.72               11,110.29
                11,156.45               11,192.54
                11,195.5                11,236.15
                11,422.77               11,469.87

1/92            11,443.33               11,500.83
                11,439.33               11,506.58
                11,346.67               11,475.52
                11,429.5                11,570.76
                11,564.37               11,674.9
                11,710.08               11,833.68
                12,034.45               12,135.44
                11,958.63               12,042
                12,042.34               12,128.7
                11,919.51               12,086.25
                12,093.53               12,228.86
                12,197.54               12,314.47

1/93            12,325.79               12,441.31
                12,656.46               12,749.85
                12,523.19               12,627.45
                12,585.31               12,709.53
                12,628.4                12,754.01
                12,777.7                12,908.34
                12,739.37               12,917.37
                12,946.77               13,090.47
                13,077.53               13,183.41
                13,087.55               13,204.5

                13,014,26               13,167.53
                13,202.57               13,349.24

1/94            13,326.68               13,476.06
                13,074.67               13,234.84
                12,823.18               12,955.58
                12,814.2                13,078.66
                12,882.12               13,150.59
                12,864.08               13.122.98
                13,021.02               13,264.7
                13,062.56               13,324.4
                12,948.92               13,233.79
                12,834.97               13,158.75
                12,691.21               13,067.96
                12,786.27               13,176.68

1/95            13,033.05               13,329.53
                13,361.48               13,528.54
                13,486.72               13,718.62
                13,517.73               13,753.74
                13,865.14               14,053.16
                13,773.63               14,057.51
                13,917.84               14,244.2
                14,043.1                14,390.91

9/30/95         14,132                  14,442

          Total Return
Periods ending September 30, 1995
         (Annualized)

Past 12 Months         9.1%
Five Years             7.0%
Life of Portfolio(2)   7.0%

          Portfolio Profile

Average Credit Quality  AA+
Average Duration      5.5 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
New York Municipal

                             Growth of $10,000(1)

           New York Municipal    Lehman Laddered G/O Index(1)
           (after all costs)         (before all costs)
           ------------------    ----------------------------
1/89            10,000                  10,000
                 9,952                   9,907
                 9,923.14                9,852.51
                10,079.93               10,014.09
                10,235.16               10,183.33
                10,408.13               10,303.49
                10,524.7                10,444.65
                10,461.05               10,408.1
                10,447.45               10,411.22
                10,565.51               10,503.88
                10,692.3                10,633.08
                10,748.97               10,719.2

1/90            10,693.08               10,725.64
                10,764.72               10,798.57
                10,767.95               10,774.81
                10,720.57               10,745.72
                10.878.16               10,928.4
                10,965.62               11,013.64
                11,081.86               11,136.99
                11,031.99               11,096.9
                11,087.59               11,122.42
                11,238.77               11,278.14
                11,398.36               11,441.67
                11,464.47               11,485.15

1/91            11,592.87               11,650.53
                11,704.16               11,754.22
                11,707.67               11,738.94
                11,820.06               11,876.29
                11,885.78               11,936.86
                11,888.16               11,934.47
                11,990.4                12,045.46
                12,121.81               12,187.6
                12,235.15               12,328.97
                12,319.57               12,420.21
                12,367.62               12,468.65
                12,658.26               12,727.99

1/92            12,622.82               12,762.36
                12,654.38               12,768.74
                12,598.7                12,734.27
                12,705.79               12,839.96
                12,832.85               12,955.52
                13,018.93               13,131.71
                13,392.57               13,466.57

                13,285.43               13,362.88
                13,374.44               13,459.09
                13,244.44               13,411.99
                13,422.05               13,570.25
                13,529.43               13,665.24

1/93            13,656.61               13,805.99
                14,019.68               14,148.38
                13,880.42               14,012.56
                13,977.9                14,103.64
                14,024.65               14,153
                14,207.68               14,324.25
                14,170.74               14,334.28
                14,393.22               14,526.36
                14,534.27               14,629.49
                14,558.11               14,652.9
                14,468.72               14,611.87
                14,686.62               14,813.52

1/94            14,805.58               14,954.25
                14,549.89               14,686.56
                14,260.49               14,376.68
                14,264.77               14,513.26
                14,376.04               14,593.08
                14,345.85               14,562.43
                14,525.6                14,719.71
                14,553.2                14,785.95
                14,414.94               14,685.4
                14,266.18               14,602.14
                14,094.99               14,501.38
                14,312.05               14,622.03

1/95            14,566.8                14,791.65
                14,878.68               15,012.49
                15,009.46               15,223.41
                15,057.79               15,262.39
                15,450.8                15,594.65
                15,385.91               15,599.48
                15,516.23               15,806.64
                15,682.25               15,969.45

9/30/95         15,732.43               16,026.14

          Total Return
Periods ending September 30, 1995
         (Annualized)

Past 12 Months         9.1%
Five Years             7.2%
Life of Portfolio(2)   7.0%

          Portfolio Profile

Average Credit Quality  AA
Average Duration      5.3 yrs


(1) Past performance is not predictive of future results. The index is the Lehman Brothers 3-5-7 Year Laddered G/O Index, which covers general-obligation municipal bonds laddered at three-, five-, and seven-year maturities. THE INDEX IS A THEORETICAL MEASURE OF BOND-MARKET PERFORMANCE RATHER THAN AN ACTUAL AVAILABLE INVESTMENT, WHICH WOULD REFLECT SUCH EXPENSES AS MANAGEMENT FEES, TRANSACTION AND SECURITY-CUSTODY COSTS AND,
    IN THE CASE OF A MUTUAL FUND, THE COSTS OF TRANSFER AGENTS AND SHAREHOLDER SERVICING.

(2) Returns are calculated from the first full month following the portfolio's inception date.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            September 30, 1995--Annual Report  9

--------------------------------------------------------------------------------
Short Duration Diversified Municipal

                             Growth of $10,000(1)

            Short Duration           Lehman One-Year
         Diversified Municipal      Municipal Index(1)
           (after all costs)        (before all costs)
         ---------------------      ------------------
                10,000                  10,000
11/94           10,006                  10,015
12/94           10,045.02               10,041.04
1/95            10,102.28               10,092.25
2/95            10,185.12               10,160.88
3/95            10,247.25               10,227.94
4/95            10,273.89               10,265.17
5/95            10,383.82               10,361.77
6/95            10,428.47               10,396.79
7/95            10,481.66               10,473
8/95            10,525.68               10,528.4
9/30/95         10,546.73               10,557.77

          Total Return
Periods ending September 30, 1995

Life of Portfolio(2)     5.5%

          Portfolio Profile

Average Credit Quality  AA+
Average Duration      1.5 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short Duration California Municipal

                             Growth of $10,000(1)

            Short Duration           Lehman One-Year
         California Municipal       Municipal Index(1)
           (after all costs)        (before all costs)
         --------------------       ------------------
                10,000                  10,000
11/94            9,991                  10,015
12/94           10,021.97               10,041.04
1/95            10,081.1                10,092.25
2/95            10,180.9                10,160.88
3/95            10,226.71               10,227.94
4/95            10,267.62               10,265.17
5/95            10,366.19               10,361.77
6/95            10,400.4                10,396.79
7/95            10,474.24               10,473
8/95            10,506.71               10,528.4
9/30/95         10,532.66               10,557.77

          Total Return
Periods ending September 30, 1995

Life of Portfolio(2)     5.3%

          Portfolio Profile

Average Credit Quality  AAA-
Average Duration        1.6 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short Duration New York Municipal

                             Growth of $10,000(1)

            Short Duration           Lehman One-Year
          New York Municipal        Municipal Index(1)
           (after all costs)        (before all costs)
          ------------------        ------------------
                10,000                  10,000
11/94            9,988                  10,015
12/94           10,024.96               10,041.04
1/95            10,085.11               10,092.25
2/95            10,179.91               10,160.88
3/95            10,232.85               10,227.94
4/95            10,263.55               10,265.17
5/95            10,352.84               10,361.77
6/95            10,394.25               10,396.79
7/95            10,450.38               10,473
8/95            10,489.05               10,528.4
9/30/95         10,513                  10,557.77

          Total Return
Periods ending September 30, 1995

Life of Portfolio(2)     5.1%

          Portfolio Profile

Average Credit Quality  AA+
Average Duration      1.5 yrs

(1) Past performance is not predictive of future results. The index is the Lehman Brothers One-Year Municipal Index, which covers municipal bonds with maturities of up to 1.99 years. THE INDEX IS A THEORETICAL MEASURE OF BOND-MARKET PERFORMANCE RATHER THAN AN ACTUAL AVAILABLE INVESTMENT, WHICH WOULD REFLECT SUCH EXPENSES AS MANAGEMENT FEES, TRANSACTION AND SECURITY-CUSTODY COSTS AND, IN THE CASE OF A MUTUAL FUND, THE COSTS OF TRANSFER AGENTS AND SHAREHOLDER SERVICING.

(2) Returns are calculated from the first full month following the portfolio's inception date.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                     Statements of Assets and Liabilities
                              September 30, 1995

                                                                                      Bernstein        Bernstein
                                                       Bernstein       Bernstein        Short         Government      Bernstein
                                                    International    Intermediate     Duration          Short        Diversified
                                                         Value         Duration         Plus           Duration       Municipal
                                                       Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at value (a)              $1,928,839,982  $1,190,974,514  $529,209,203    $141,117,971    $668,288,901
Foreign currency at value (b)                           70,862,088               0             0               0               0
Cash in bank                                                 1,318             356           868             744             631
Receivables:
  Interest                                                  19,701      18,834,657     8,307,514       2,987,470      10,755,986
  Dividends                                              5,339,897               0             0               0               0
  Investment securities sold                             1,506,242      12,077,303             0               0         300,000
  Capital shares sold                                    8,008,108       2,049,498       636,352         131,000       5,044,373
  Foreign withholding tax reclaims                       4,723,163               0             0               0               0
  Margin due from broker on futures contracts              154,330          95,961        29,052               0               0
Unamortized organization expenses (Note 1)                  43,022               0             0               0               0
Other assets                                                42,674          24,425        12,241           3,261          14,196
Appreciation on forward currency contracts (Note 3c)    23,791,712               0             0               0               0
                                                    --------------  --------------  ------------    ------------   -------------
      Total Assets                                   2,043,332,237   1,224,056,714   538,195,230     144,240,446     684,404,087
                                                    --------------  --------------  ------------    -------------   ------------
LIABILITIES
Payables:
  Dividends to shareholders                                      0       1,968,896       842,312         189,978        816,585
  Investment securities purchased                       31,060,026      73,253,270             0               0     21,546,829
  Capital shares redeemed                                1,711,668       5,335,161     2,560,531         229,816        796,909
  Management fees (Note 2)                               1,613,952         457,446       221,945          58,685        267,585
  Shareholder servicing and administration fees (Note 2)   403,488          92,522        44,389          11,737         53,517
  Accrued expenses                                         497,671         181,089        64,261          27,662        108,199
  Organization costs payable to the manager                 44,527               0             0               0              0
  Margin owed to broker on futures contracts                72,256               0             0               0              0
  Foreign withholding taxes                                785,786               0             0               0              0
Depreciation on forward currency contracts (Note 3c)    11,030,958               0             0               0              0
                                                    --------------  --------------  ------------   -------------   ------------
      Total Liabilities                                 47,220,332      81,288,384     3,733,438         517,878     23,589,624
                                                    --------------  --------------  ------------   -------------   ------------
NET ASSETS (c)                                      $1,996,111,905  $1,142,768,330  $534,461,792    $143,722,568   $660,814,463
                                                    ==============  ==============  ============   =============   ============

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE                                             $16.08          $13.30        $12.49          $12.55         $13.50
                                                    ==============  ==============  ============   =============   ============
NET ASSETS CONSIST OF:
  Capital stock, at par                                  $ 124,121        $ 85,913     $  42,781        $ 11,448       $ 48,938
  Additional paid-in capital                         1,894,396,837   1,116,497,174   538,402,529     144,584,743    643,563,850
  Undistributed net investment income/
   (excess distributions)                              (13,279,827)     (1,968,896)     (842,312)         55,344         52,427
  Accumulated undistributed net realized gain (loss)
    on investments, futures and foreign currencies      32,505,551      (6,102,515)   (8,374,153)     (2,147,294)    (1,443,899)
  Unrealized appreciation of investments, futures
    and foreign currencies, net                         82,365,223      34,256,654     5,232,947        1,218,327     18,593,147
                                                    --------------  --------------  ------------   --------------   ------------
                                                    $1,996,111,905  $1,142,768,330  $534,461,792     $143,722,568   $660,814,463
                                                    ==============  ==============  ============   ==============   ============

(a) Cost: $1,859,738,705; $1,157,748,980; $524,107,772; $139,899,644; and
    $649,695,754, respectively (Note 1)

(b) Cost: $69,744,326 (Note 1)

(c) Applicable to: 124,120,488; 85,912,620; 42,780,571;
    11,447,945; and 48,937,336 shares of capital stock outstanding, respectively

See Notes to Financial Statements.

The Schedules of Investments, an integral part of the financial statements for each Portfolio, and the Reports of Independent Accountants, are included as an insert to this Report.

--------------------------------------------------------------------------------
                                           September 30, 1995--Annual Report  11

                        Sanford C. Bernstein Fund, Inc.
                     Statements of Assets and Liabilities
                              September 30, 1995
                                  (continued)

                                                                                  Bernstein      Bernstein   Bernstein
                                                                                    Short           Short      Short
                                                      Bernstein      Bernstein    Duration        Duration    Duration
                                                     California      New York    Diversified    California   New York
                                                      Municipal      Municipal    Municipal      Municipal   Municipal
                                                      Portfolio      Portfolio    Portfolio      Portfolio   Portfolio
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at value (a)                 $210,142,197  $449,081,339  $100,080,640  $62,586,980  $54,259,375
Foreign currency at value                                         0             0             0            0            0
Cash in bank                                                    999           225        36,695           74          356
Receivables:
 Interest                                                 3,290,904     7,482,387     1,957,266    1,063,472    1,027,554
 Dividends                                                        0             0             0            0            0
 Investment securities sold                                       0             0             0            0            0
 Capital shares sold                                        961,650     4,795,386       519,222       86,700      110,892
 Foreign withholding tax reclaims                                 0             0             0            0            0
 Margin due from broker on futures contracts                      0             0             0            0            0
Unamortized organization expenses (Note 1)                        0             0        16,999        6,387        7,149
Other assets                                                  4,617        10,022         8,218        6,715        5,347
Appreciation on forward currency contracts (Note 3c)              0             0             0            0            0
                                                       ------------  ------------  ------------  -----------  -----------
      Total Assets                                      214,400,367   461,369,359   102,619,040   63,750,328   55,410,673
                                                       ------------  ------------  ------------  -----------  -----------
LIABILITIES
 Payables:
  Dividends to shareholders                                 253,960       577,811       117,224       63,679       63,350
  Investment securities purchased                                 0     1,874,965       960,678            0            0
  Capital shares redeemed                                    51,829        79,197        89,678       78,547       55,540
  Management fees (Note 2)                                   85,780       186,540        41,760       26,875       22,790
  Shareholder servicing and administration fees (Note 2)     17,156        37,308         8,352        5,375        4,558
  Accrued expenses                                           40,733        70,734        58,349       39,500       35,679
  Organization costs payable to the manager                       0             0        17,647        6,630        7,422
  Margin owed to broker on futures contracts                      0             0             0            0            0
  Foreign withholding taxes                                       0             0             0            0            0
 Depreciation on forward currency contracts (Note 3c)             0             0             0            0            0
                                                       ------------  ------------  ------------  -----------  -----------
      Total Liabilities                                     449,458     2,826,555     1,293,688      220,606      189,339
                                                       ------------  ------------  ------------  -----------  -----------
NET ASSETS (b)                                         $213,950,909  $458,542,804  $101,325,352  $63,529,722  $55,221,334
                                                       ============  ============  ============  ===========  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE                                              $13.58        $13.48        $12.63       $12.65       $12.60
                                                       ============  ============  ============  ===========  ===========

NET ASSETS CONSIST OF:
 Capital stock, at par                                 $     15,758  $     34,015  $      8,021  $     5,023  $     4,383
 Additional paid-in capital                             209,582,817   445,616,216    99,914,583   62,685,807   54,506,036
 Undistributed net investment income/
  (excess distributions)                                    (31,860)       16,632             0          454          172
 Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies           (842,650)      809,075       378,517      224,574       36,187
 Unrealized appreciation of investments, futures
  and foreign currencies, net                             5,226,844    12,066,866     1,024,231      613,864      674,556
                                                       ------------  ------------  ------------  -----------  -----------
                                                       $213,950,909  $458,542,804  $101,325,352  $63,529,722  $55,221,334
                                                       ============  ============  ============  ===========  ===========

(a) Cost: $204,915,353; $437,014,473; $99,056,409; $61,973,116; and
    $53,584,819, respectively (Note 1)

(b) Applicable to: 15,757,372; 34,014,866; 8,020,666; 5,022,977; and
    4,383,038 shares of capital stock outstanding, respectively

See Notes to Financial Statements.

The Schedules of Investments, an integral part of the financial statements for each Portfolio, and the Reports of Independent Accountants, are included as an insert to this Report.

-----------------------------------------------------------------------------
12  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                           Statements of Operations
                     For the Year Ended September 30, 1995

                                                                                Bernstein        Bernstein
                                                Bernstein      Bernstein          Short          Government      Bernstein
                                              International   Intermediate       Duration          Short         Diversified
                                                 Value          Duration           Plus          Duration        Municipal
                                               Portfolio       Portfolio         Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest                                     $ 1,963,684      $ 64,586,637    $33,953,777     $ 9,137,791     $31,809,114
  Dividends (net of foreign withholding
    taxes of $5,744,863)                        38,063,991                 0              0               0               0
                                               -----------      ------------    -----------     -----------     -----------
    Total Income                                40,027,675        64,586,637     33,953,777       9,137,791      31,809,114
                                               -----------      ------------    -----------     -----------     -----------
Expenses (Notes 1 and 2):
  Management fee                                15,897,868         4,768,519      2,680,375         729,140       2,862,455
  Shareholder servicing and administration fee   3,974,467           956,415        536,075         145,828         572,491
  Custodian and transfer agent fees              1,216,435           174,087        129,024          87,242         209,659
  Auditing and tax consulting fees                  60,690            70,283         41,267          14,117          42,058
  Insurance                                         49,455            30,133         19,237           5,823          20,694
  Directors' fees and expenses                      41,445            25,582         14,752           4,497          15,300
  Legal fees                                        14,247             7,632          4,339           1,225           4,551
  Registration fees                                146,781            70,978         18,813           8,862          40,182
  Printing                                          18,138             5,732          4,078           1,286           5,746
  Amortization of organization expense              25,043                 0              0               0               0
  Miscellaneous                                     27,572            25,167         17,536           6,837          16,807
                                               -----------      ------------    -----------     -----------     -----------
    Total Expenses                              21,472,141         6,134,528      3,465,496       1,004,857       3,789,943
                                               -----------      ------------    -----------     -----------     -----------
    Less: Expenses Reimbursed
      by Manager                                         0                 0              0               0               0
                                               -----------      ------------    -----------     -----------     -----------
    Net Expenses                                21,472,141         6,134,528      3,465,496       1,004,857       3,789,943
                                               -----------      ------------    -----------     -----------     -----------
    Net Investment Income                       18,555,534        58,452,109     30,488,281       8,132,934      28,019,171
                                               -----------      ------------    -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
Net realized gain (loss) from:
  Security transactions                         46,899,575        (2,237,213)     1,046,456         115,175         (96,544)
  Futures transactions                          (3,026,625)                0              0               0         (69,723)
  Foreign currency transactions                 (4,190,377)                0              0               0               0
                                               -----------      ------------    -----------     -----------     -----------
Net Realized Gain (Loss) on Investments,
  Futures and Foreign Currencies                39,682,573        (2,237,213)     1,046,456         115,175        (166,267)
                                               -----------      ------------    -----------     -----------     -----------

Net Increase (Decrease) in Unrealized
  Appreciation/Depreciation of Investments,
  Futures and Foreign Currencies                (6,384,233)       61,327,738      6,784,374       2,160,710      22,097,699
                                               -----------      ------------    -----------     -----------     -----------
Net Realized and Unrealized Gain on
  Investments, Futures and Foreign Currencies   33,298,340        59,090,525      7,830,830       2,275,885      21,931,432
                                               -----------      ------------    -----------     -----------     -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    $51,853,874      $117,542,634    $38,319,111     $10,408,819     $49,950,603
                                               ===========      ============    ===========     ===========     ===========

See Notes to Financial Statements.

------------------------------------------------------------------------------
                                         September 30, 1995--Annual Report  13

                        Sanford C. Bernstein Fund, Inc.
                           Statements of Operations
                     For the Year Ended September 30, 1995
                                  (continued)

                                                                                Bernstein         Bernstein         Bernstein
                                                                                  Short             Short             Short
                                            Bernstein         Bernstein          Duration          Duration          Duration
                                            California         New York         Diversified       California         New York
                                             Municipal         Municipal         Municipal         Municipal         Municipal
                                             Portfolio         Portfolio        Portfolio (a)     Portfolio (a)     Portfolio (a)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Income:
  Interest                                   $10,162,368        $23,220,683        $4,325,163        $2,416,591         $2,507,227
  Dividends                                            0                  0                 0                 0                  0
                                             -----------        -----------        ----------        ----------         ----------
    Total Income                              10,162,368         23,220,683         4,325,163         2,416,591          2,507,227
                                             -----------        -----------        ----------        ----------         ----------
Expenses (Notes 1 and 2):
 Management fee                                  929,660          2,068,765           358,822           216,319            226,270
 Shareholder servicing and
   administration fee                            185,932            413,753            83,321            47,814             48,618
 Custodian and transfer agent fees               124,514            165,738            85,040            62,564             63,188
 Auditing and tax consulting fees                 15,913             31,311             9,104             6,764              6,803
 Insurance                                         6,335             14,420               472               339                299
 Directors' fees and expenses                      5,320             11,259             2,350             1,354              1,429
 Legal fees                                        1,492              3,301               642               370                382
 Registration fees                                (1,118)              (585)           73,498            23,689             20,752
 Printing                                          1,581              4,379             1,343               654                945
 Amortization of organization expense              1,152                  0             4,177             1,569              1,757
 Miscellaneous                                     5,962             12,561               750             1,204                923
                                             -----------        -----------        ----------        ----------         ----------
    Total Expenses                             1,276,743          2,724,902           619,519           362,640            371,366
                                             -----------        -----------        ----------        ----------         ----------
    Less: Expenses Reimbursed by Manager               0                  0            (8,169)           (1,770)            (4,042)
                                             -----------        -----------        ----------        ----------         ----------
    Net Expenses                               1,276,743          2,724,902           611,350           360,870            367,324
                                             -----------        -----------        ----------        ----------         ----------
    Net Investment Income                      8,885,625         20,495,781         3,713,813         2,055,721          2,139,903
                                             -----------        -----------        ----------        ----------         ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Security transactions                           140,139          2,046,878           378,517           224,574             36,187
 Futures transactions                            (85,216)          (314,621)                0                 0                  0
 Foreign currency transactions                         0                  0                 0                 0                  0
                                             -----------        -----------        ----------        ----------         ----------

Net Realized Gain (Loss) on Investments,
 Futures and Foreign Currencies                   54,923          1,732,257           378,517           224,574             36,187
                                             -----------        -----------        ----------        ----------         ----------
Net Increase (Decrease) in Unrealized
 Appreciation/Depreciation of Investments,
 Futures and Foreign Currencies                6,501,972         13,926,688         1,024,231           613,864            674,556
                                             -----------        -----------        ----------        ----------         ----------
Net Realized and Unrealized Gain on
 Investments, Futures and Foreign Currencies   6,556,895         15,658,945         1,402,748           838,438            710,743
                                             -----------        -----------        ----------        ----------         ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                   $15,442,520        $36,154,726        $5,116,561        $2,894,159         $2,850,646
                                             ===========        ===========        ==========        ==========         ==========

(a) Commenced operations October 3, 1994

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                      Statements of Changes in Net Assets

                                                     Bernstein International                     Bernstein Intermediate
                                                        Value Portfolio                             Duration Portfolio

                                                    Year Ended        Year Ended               Year Ended         Year Ended
                                                      9/30/95           9/30/94                  9/30/95            9/30/94
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income                             $   18,555,534    $    10,718,808         $    58,452,109    $   39,303,853
  Net realized gain (loss) on investments
   and futures transactions                             43,872,950         54,097,133              (2,237,213)       (1,671,257)
  Net realized gain (loss) on foreign
   currency transactions                                (4,190,377)       (48,570,793)                      0                 0
  Increase (decrease) in unrealized
   appreciation/depreciation of investments,
   futures and foreign currency transactions            (6,384,233)        37,060,688              61,327,738       (65,368,287)
                                                   ----------------    --------------         ---------------    ---------------
  Net increase (decrease) in net assets
   resulting from operations                             51,853,874        53,305,836             117,542,634       (27,735,691)
                                                   ----------------    --------------         ---------------    ---------------
 Dividends and distributions to shareholders:
  Dividends from net investment income                  (10,467,457)         (718,791)            (57,090,782)      (40,331,146)
  Distributions from net realized gains                 (54,094,780)        (5,098,177)                      0        (4,022,708)
  Distributions in excess of net investment
   income due to timing differences                               0                 0              (2,020,410)                0
  Distributions in excess of net realized
   gains due to timing differences                                0                 0                       0        (6,854,782)
                                                   ----------------    --------------         ---------------    ---------------
  Total dividends and distributions to
   shareholders                                         (64,562,237)       (5,816,968)            (59,111,192)      (51,208,636)
                                                   ----------------    --------------         ---------------    ---------------
 Capital-share transactions:
  Net proceeds from sales of shares                     753,740,893       834,157,725             424,134,912        373,207,613
  Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends from net investment income
   and distributions from net realized gains             63,400,300         5,726,022              20,110,051         25,912,967
                                                   ----------------    --------------         ---------------    ---------------
  Total proceeds from shares sold                       817,141,193       839,883,747             444,244,963        399,120,580
  Cost of shares redeemed                              (151,586,804)      (84,042,827)           (208,437,250)      (165,419,038)
                                                   ----------------    --------------         ---------------    ---------------
  Increase (decrease) in net assets from
   capital-share transactions                           665,554,389       755,840,920             235,807,713        233,701,542
                                                   ----------------    --------------         ---------------    ---------------
  Net increase (decrease) in net assets                 652,846,026       803,329,788             294,239,155        154,757,215

NET ASSETS:
 Beginning of period                                  1,343,265,879       539,936,091             848,529,175        693,771,960
                                                   ----------------    --------------         ---------------    ---------------
 End of period                                       $1,996,111,905    $1,343,265,879          $1,142,768,330       $848,529,175
                                                   ================    ==============         ===============    ===============
                                                          (a)               (b)                     (c)                (d)

(a) Includes undistributed net investment income/(excess distributions) of $(13,279,827)

(b) Includes undistributed net investment income/(excess distributions) of $(38,202,294)

(c) Includes undistributed net investment income/(excess distributions) of $(1,968,896)

(d) Includes undistributed net investment income/(excess distributions) of $(1,361,327)

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                           September 30, 1995--Annual Report  15

                        Sanford C. Bernstein Fund, Inc.
                      Statements of Changes in Net Assets
                                  (continued)

                                                  Bernstein Short            Bernstein Government         Bernstein Diversified
                                              Duration Plus Portfolio      Short Duration Portfolio        Municipal Portfolio

                                              Year Ended    Year Ended      Year Ended   Year Ended      Year Ended    Year Ended
                                               9/30/95       9/30/94         9/30/95      9/30/94         9/30/95       9/30/94
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                   $ 30,488,281   $  22,804,002  $   8,132,934  $  7,231,153   $ 28,019,171  $  23,283,988
    Net realized gain (loss) on
      investments and futures
      transactions                             1,046,456      (8,097,811)       115,175    (1,336,688)      (166,267)      (264,705)
    Net realized gain (loss) on foreign
      currency transactions                            0               0              0             0              0              0
    Increase (decrease) in unrealized
      appreciation/depreciation of
      investments, futures and foreign
      currency transactions                    6,784,374       (8,859,401)    2,160,710     (4,321,756)   22,097,699    (27,990,521)
                                            ------------   ---------------  -----------  --------------   ----------   ------------
    Net increase (decrease) in net assets
      resulting from operations               38,319,111        5,846,790    10,408,819       1,572,709   49,950,603    (4,971,238)
                                            ------------   ---------------  -----------  --------------   ----------   ------------
  Dividends and distributions to
    shareholders:
    Dividends from net investment income     (29,675,319)     (23,394,358)   (8,132,934)     (7,242,855)  (28,019,171)  (23,283,988)
    Distributions from net realized gains              0                0             0               0             0    (1,130,069)
    Distributions in excess of net
      investment income due to timing
      differences                             (1,041,447)               0             0               0             0             0
    Distributions in excess of net realized
      gains due to timing differences                  0       (6,161,969)            0      (2,218,312)            0    (1,231,959)
                                             ------------   ---------------  -----------  --------------  -----------   ------------
    Total dividends and distributions to
      shareholders                           (30,716,766)     (29,556,327)   (8,132,934)     (9,461,167)  (28,019,171)  (25,646,016)
                                            ------------   ---------------  -----------  --------------  ------------   ------------

  Capital-share transactions:
    Net proceeds from sales of shares        211,443,738      235,873,360    49,936,667      75,512,194   230,442,193   236,527,495
    Net proceeds from sales of shares
      issued to shareholders on
      reinvestment of dividends from
      net investment income and
      distributions from net realized gains   13,325,028       17,281,508     4,053,049       6,011,281     7,867,682    10,337,325
                                            ------------   ---------------  -----------  --------------   -----------   ------------
    Total proceeds from shares sold          224,768,766      253,154,868    53,989,716      81,523,475   238,309,875   246,864,820
    Cost of shares redeemed                 (248,324,141)    (187,989,695)  (97,571,320)   (101,138,066) (151,560,840) (113,781,651)
                                            ------------   ---------------  -----------  --------------   -----------   ------------
   Increase (decrease) in net assets from
      capital-share transactions             (23,555,375)      65,165,173   (43,581,604)    (19,614,591)   86,749,035   133,083,169
                                            ------------   ---------------  -----------  --------------   -----------   ------------
    Net increase (decrease) in net assets    (15,953,030)      41,455,636   (41,305,719)    (27,503,049)  108,680,467   102,465,915

NET ASSETS:
    Beginning of period                      550,414,822      508,959,186   185,028,287     212,531,336   552,133,996   449,668,081
                                            ------------   ---------------  -----------  --------------   -----------   ------------
    End of period                           $534,461,792     $550,414,822  $143,722,568    $185,028,287  $660,814,463   $552,133,996
                                            ============   ===============  ===========  ==============   ===========   ============
                                                 (e)              (f)           (g)             (g)           (h)            (i)

(e) Includes undistributed net investment income/(excess distributions) of $(842,312)

(f) Includes undistributed net investment income/(excess distributions) of $(812,962)

(g) Includes undistributed net investment income/(excess distributions) of
    $55,344

(h) Includes undistributed net investment income/(excess distributions) of
    $52,427

(i) Includes undistributed net investment income/(excess distributions) of
    $6,530

See Notes to Financial Statements.

-----------------------------------------------------------------------------
16  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                      Statements of Changes in Net Assets
                                  (continued)

                                                                                                  Bernstein Short Duration

                                                                                            Diversified   California    New York
                                        Bernstein California        Bernstein New York       Municipal    Municipal     Municipal
                                        Municipal Portfolio         Municipal Portfolio      Portfolio    Portfolio     Portfolio

                                      Year Ended   Year Ended     Year Ended   Year Ended    Year Ended   Year Ended    Year Ended
                                        9/30/95      9/30/94        9/30/95     9/30/94       9/30/95(j)  9/30/95(j)    9/30/95(j)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income            $  8,885,625  $  7,611,999  $ 20,495,781  $ 18,212,044  $  3,713,813  $ 2,055,721  $ 2,139,903
    Net realized gain (loss) on
      investments and futures
      transactions                         54,923      (539,220)    1,732,257       290,517       378,517      224,574       36,187
    Net realized gain (loss) on
      foreign currency transactions             0             0             0             0             0            0            0
    Increase (decrease) in
      unrealized appreciation/
      depreciation of investments,
      futures and foreign
      currency transactions             6,501,972    (8,984,146)   13,926,688   (21,975,534)    1,024,231      613,864      674,556
                                     ------------  ------------  ------------   -----------  ------------  -----------  -----------
    Net increase (decrease) in net
      assets resulting from
      operations                       15,442,520    (1,911,367)   36,154,726    (3,472,973)    5,116,561    2,894,159    2,850,646
                                     ------------  ------------  ------------   -----------  ------------  -----------  -----------
  Dividends and distributions to
    shareholders:
    Dividends from net investment
      income                           (8,885,625)   (7,611,999)  (20,495,781)  (18,212,044)   (3,713,813)  (2,055,721)  (2,139,903)
    Distributions from net realized
      gains                                     0             0             0      (912,768)            0            0            0
    Distributions in excess of net
      investment income due to
      timing differences                        0             0             0             0             0            0            0
    Distributions in excess of net
      realized gains due to timing
      differences                               0      (307,406)            0      (919,768)            0            0            0
                                     ------------  ------------  ------------  ------------  ------------  -----------  -----------
    Total dividends and
      distributions to shareholders    (8,885,625)   (7,919,405)  (20,495,781)  (20,044,580)   (3,713,813)  (2,055,721)  (2,139,903)
                                     ------------  ------------  ------------  ------------  ------------  -----------  -----------

  Capital-share transactions:
    Net proceeds from sales of
      shares                           86,725,708   111,101,480   132,762,672   163,758,089   158,421,293   87,579,193   89,049,814
    Net proceeds from sales of
      shares issued to shareholders
      on reinvestment of dividends
      from net investment income
      and distributions from net
      realized gains                    2,506,818     3,000,475     7,889,187     9,890,129     1,093,956      741,146      997,640
                                     ------------  ------------  ------------  ------------  ------------  -----------  -----------
    Total proceeds from shares sold    89,232,526   114,101,955   140,651,859   173,648,218   159,515,249   88,320,339   90,047,454
    Cost of shares redeemed           (74,831,609)  (61,393,163) (105,788,848)  (78,210,943)  (59,592,645) (25,629,055) (35,536,863)
                                     ------------  ------------  ------------  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from capital-share
      transactions                     14,400,917    52,708,792    34,863,011    95,437,275    99,922,604   62,691,284   54,510,591
                                     ------------  ------------  ------------  ------------  ------------  -----------  -----------
    Net increase (decrease) in
      net assets                       20,957,812    42,878,020    50,521,956    71,919,722   101,325,352   63,529,722   55,221,334
NET ASSETS:
    Beginning of period               192,993,097   150,115,077   408,020,848   336,101,126             0            0            0
                                     ------------  ------------  ------------  ------------  ------------  -----------  -----------
    End of period                    $213,950,909  $192,993,097  $458,542,804  $408,020,848  $101,325,352  $63,529,722  $55,221,334
                                     ============  ============  ============  ============  ============  ===========  ===========
                                          (k)          (l)            (m)          (n)                         (o)          (p)

(j) Commenced operations October 3, 1994

(k) Includes undistributed net investment income/(excess distributions) of $(31,860)

(l) Includes undistributed net investment income/(excess distributions) of $(32,544)

(m) Includes undistributed net investment income/(excess distributions) of
    $16,632

(n) Includes undistributed net investment income/(excess distributions) of
    $13,215

(o) Includes undistributed net investment income/(excess distributions) of $454

(p) Includes undistributed net investment income/(excess distributions) of $172

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                           September 30, 1995--Annual Report  17

                        Sanford C. Bernstein Fund, Inc.
                             Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for the periods ended September 30, 1995; September 30, 1994; September 30, 1993; September 30, 1992; and September 30, 1991:

                                                     Bernstein International                       Bernstein Intermediate
                                                         Value Portfolio                             Duration Portfolio

                                         Year Ended  Year Ended   Year Ended   Year Ended     Year Ended   Year Ended    Year Ended
                                           9/30/95     9/30/94      9/30/93     9/30/92(a)      9/30/95      9/30/94       9/30/93
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $16.57      $15.39     $11.98       $12.50         $12.54       $13.92        $13.82
                                           --------    --------   --------     --------       --------     --------      --------
Income from investment operations:
 Investment income, net                       0.18        0.19       0.05         0.02           0.78         0.68          0.76
 Net realized and unrealized gain (loss)
  on investments, futures and foreign
  currencies                                  0.07        1.13       3.54        (0.54)          0.77        (1.15)         0.68
                                           --------    --------   --------     --------       --------     --------      --------
  Total from investment operations            0.25        1.32       3.59        (0.52)          1.55        (0.47)         1.44
                                           --------    --------   --------     --------       --------     --------      --------
Less distributions:
 Dividends from taxable net
  investment income                           (0.11)     (0.02)     (0.05)           0          (0.79)       (0.70)        (0.76)
 Dividends from tax-exempt net
  investment income                               0          0          0            0              0            0             0
 Distributions from net realized gains        (0.63)     (0.12)     (0.13)           0              0        (0.08)        (0.58)
 Distributions in excess of net realized
  gains due to timing differences                 0          0          0           0              0         (0.13)            0
                                           --------    --------   --------     --------       --------     --------     ---------
  Total distributions                         (0.74)     (0.14)     (0.18)           0          (0.79)       (0.91)        (1.34)
                                           --------    --------   --------     --------       --------     --------     ---------
Net asset value, end of period               $16.08     $16.57     $15.39       $11.98         $13.30       $12.54        $13.92
                                           ========    ========   ========     ========       ========     ========     =========
Total Return                                   1.84%      8.55%     30.45%       (4.16)%        12.82%       (3.54)%       11.30%

Ratios/Supplemental Data
 Net assets, end of period
  (000 omitted)                          $1,996,112 $1,343,266   $539,936      $75,255     $1,142,768     $848,529      $693,772
 Average net assets
  (000 omitted)                          $1,591,703   $948,563   $235,839      $41,234       $957,247     $764,519      $595,273
 Ratio of expenses to average
  net assets                                   1.35%      1.39%      1.53%        2.00% *        0.64%        0.65%         0.66%
 Ratio of net investment income
  to average net assets                        1.17%      1.13%      1.27%        0.59% *        6.11%        5.14%         5.59%
 Portfolio turnover rate                      29.53%     23.78%     21.22%        1.12%        212.40%      203.73%        60.77%


*Annualized

(a) Commenced operations June 22, 1992

See Notes to Financial Statements.

--------------------------------------------------------------------------------
18  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                             Financial Highlights
                                  (continued)

                                               Bernstein Intermediate        Bernstein Short Duration
                                                 Duration Portfolio               Plus Portfolio

                                               Year      Year      Year      Year     Year      Year
                                               Ended     Ended     Ended     Ended    Ended     Ended
                                              9/30/92   9/30/91   9/30/95   9/30/94  9/30/93   9/30/92
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $13.19    $12.36    $12.32    $12.89   $13.14     $12.84
                                               ------    ------    ------    ------   ------     ------
Income from investment operations:
  Investment income, net                         0.90      1.00      0.70      0.55     0.59       0.75
  Net realized and unrealized gain (loss)
   on investments, futures and foreign
   currencies                                    0.79      0.85      0.18     (0.40)    0.10       0.44
                                               ------    ------    ------    ------   ------     ------
    Total from investment operations             1.69      1.85      0.88      0.15     0.69       1.19
                                               ------    ------    ------    ------   ------     ------
Less distributions:
  Dividends from taxable net investment
   income                                       (0.90)    (1.00)    (0.71)    (0.56)   (0.59)     (0.75)
  Dividends from tax-exempt net investment
   income                                        0         0         0         0        0          0
  Distributions from net realized gains         (0.16)    (0.02)     0         0       (0.35)     (0.14)
  Distributions in excess of net
   realized gains due to timing differences      0         0         0        (0.16)    0          0
                                               ------    ------    ------    ------   ------     ------
      Total distributions                       (1.06)    (1.02)    (0.71)    (0.72)   (0.94)     (0.89)
                                               ------    ------    ------    ------   ------     ------
Net asset value, end of period                 $13.82    $13.19    $12.49    $12.32   $12.89     $13.14
                                               ======    ======    ======    ======   ======     ======
Total Return                                   13.32%    15.54%     7.36%     1.14%    5.49%      9.60%

Ratios/Supplemental Data
Net assets, end of period
  (000 omitted)                              $524,301  $375,345  $534,462  $550,415 $508,959   $535,980

Average net assets (000 omitted)             $444,750  $304,034  $536,042  $529,892 $535,889   $482,467

Ratio of expenses to average net assets         0.67%     0.68%     0.65%     0.65%    0.66%      0.66%

Ratio of net investment income to average
net assets                                      6.64%     7.80%     5.69%     4.30%    4.52%      5.75%

Portfolio turnover rate                       149.71%    81.04%    61.03%   285.80%  112.87%    169.60%

                                               Bernstein
                                                 Short        Bernstein
                                               Duration       Government
                                                 Plus       Short Duration
                                               Portfolio       Portfolio

                                                  Year      Year      Year
                                                  Ended     Ended     Ended
                                                 9/30/91   9/30/95   9/30/94
                                              ------------------------------
Net asset value, beginning of period              $12.50    $12.34    $12.87
                                                  ------    ------    ------
Income from investment operations:
  Investment income, net                            0.94      0.69      0.49
  Net realized and unrealized gain (loss)
   on investments, futures and foreign
   currencies                                       0.41      0.21     (0.38)
                                                  ------    ------    ------
   Total from investment operations                 1.35      0.90      0.11
                                                  ------    ------    ------
 Less distributions:
  Dividends from taxable net investment
   income                                          (0.94)    (0.69)    (0.49)
  Dividends from tax-exempt net investment
   income                                              0         0         0
  Distributions from net realized gains            (0.07)        0         0
  Distributions in excess of net
   realized gains due to timing differences            0         0     (0.15)
                                                  ------    ------    ------
      Total distributions                          (1.01)    (0.69)    (0.64)
                                                  ------    ------    ------
Net asset value, end of period                    $12.84    $12.55    $12.34
                                                  ======    ======    ======
Total Return                                       11.26%     7.55%     0.85%

Ratios/Supplemental Data
Net assets, end of period
  (000 omitted)                                 $435,334  $143,723  $185,028

Average net assets (000 omitted)                $405,457  $145,710  $188,013

Ratio of expenses to average net assets             0.67%     0.69%     0.68%

Ratio of net investment income to average
net assets                                          7.42%     5.58%     3.85%

Portfolio turnover rate                           140.03%    49.34%   213.02%

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                           September 30, 1995--Annual Report  19

                        Sanford C. Bernstein Fund, Inc.
                             Financial Highlights
                                  (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for the periods ended September 30, 1995; September 30, 1994; September 30, 1993; September 30, 1992; and September 30, 1991:

                                                               Bernstein Government             Bernstein Diversified
                                                             Short Duration Portfolio             Municipal Portfolio

                                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     9/30/93       9/30/92     9/30/91     9/30/95       9/30/94      9/30/93
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $13.14        $12.93      $12.58       $12.99        $13.78      $13.40
                                                    --------      --------    --------     --------      --------    --------
Income from investment operations:
 Investment income, net                                0.44          0.66        0.86         0.65          0.61        0.63
Net realized and unrealized gain (loss) on
 investments, futures and foreign currencies           0.20          0.41        0.41         0.51         (0.72)       0.49
                                                    --------      --------    --------     --------      --------    --------
 Total from investment operations                      0.64          1.07        1.27         1.16         (0.11)       1.12
                                                    --------      --------    --------     --------      --------    --------
Less distributions:
 Dividends from taxable net investment income         (0.44)        (0.66)      (0.86)       (0.02)        (0.01)      (0.01)
 Dividends from tax-exempt net
  investment income                                    0             0           0           (0.63)        (0.60)      (0.62)
 Distributions from net realized gains                (0.47)        (0.20)      (0.06)        0            (0.03)      (0.11)
 Distributions in excess of net realized gains
  due to timing differences                            0             0           0            0            (0.04)       0
                                                    --------      --------    --------     --------      --------    --------
  Total distributions                                 (0.91)        (0.86)      (0.92)       (0.65)        (0.68)      (0.74)
                                                    --------      --------    --------     --------      --------    --------
Net asset value, end of period                       $12.87        $13.14      $12.93       $13.50        $12.99      $13.78
                                                    ========      ========    ========     ========      ========    ========
Total Return                                           5.11%         8.57%      10.47%        9.16%        (0.80)%      8.61%

Ratios/Supplemental Data
 Net assets, end of period (000 omitted)            $212,531      $254,950    $211,566     $660,814      $552,134    $449,668
 Average net assets (000 omitted)                   $239,462      $238,381    $184,175     $572,769      $509,380    $375,576
 Ratio of expenses to average net assets               0.68%         0.68%       0.70%        0.66%         0.67%       0.69%
 Ratio of net investment income to average
  net assets                                           3.40%         5.02%       6.67%        4.89%         4.57%       4.64%

Portfolio turnover rate                              130.40%       220.86%     175.87%       42.55%        34.45%      34.74%


See Notes to Financial Statements.


--------------------------------------------------------------------------------
20  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                             Financial Highlights
                                  (continued)

                         Bernstein Diversified                    Bernstein California                       Bernstein New York
                         Municipal Portfolio                      Municipal Portfolio                        Municipal Portfolio

                        Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                         9/30/92     9/30/91     9/30/95     9/30/94     9/30/93     9/30/92     9/30/91     9/30/95     9/30/94
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period    $13.01      $12.51      $13.06      $13.83      $13.38      $12.94      $12.42      $12.98      $13.80
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:

  Investment income,
    net                    0.71        0.73        0.64        0.61        0.60        0.66        0.70        0.65        0.64

Net realized and
    unrealized gain
    (loss) on investments,
    futures and
    foreign currencies     0.42        0.51        0.52       (0.74)       0.52        0.45        0.52        0.50       (0.75)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
  Total from investment
    operations             1.13        1.24        1.16       (0.13)       1.12        1.11        1.22        1.15       (0.11)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------

Less distributions:

  Dividends from taxable
    net investment
    income                (0.11)      (0.06)      (0.05)      (0.02)      (0.02)      (0.07)       (0.11)     (0.02)      (0.02)

  Dividends from
    tax-exempt net
    investment income     (0.60)      (0.67)      (0.59)      (0.59)      (0.58)      (0.59)       (0.59)     (0.63)      (0.62)

  Distributions from net
    realized gains        (0.03)      (0.01)       0           0          (0.07)      (0.01)        0          0          (0.03)

  Distributions in
    excess of net
    realized gains due
    to timing
    differences            0           0           0          (0.03)       0           0            0          0          (0.04)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
  Total distributions     (0.74)      (0.74)      (0.64)      (0.64)      (0.67)      (0.67)       (0.70)     (0.65)      (0.71)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value, end of
  period                 $13.40      $13.01      $13.58      $13.06      $13.83      $13.38       $12.94     $13.48      $12.98
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total Return               8.91%      10.21%       9.11%      (0.98)%      8.60%       8.76%       10.06%      9.14%      (0.81)%

Ratios/Supplemental
 Data

  Net assets, end of
    period
    (000 omitted)      $301,746    $210,417    $213,951    $192,993    $150,115     $83,043      $50,356   $458,543    $408,021

  Average net assets
    (000 omitted)      $256,850    $179,375    $185,990    $168,797    $116,301     $65,492      $35,005   $413,892    $381,144

  Ratio of expenses
    to average net
    assets                 0.69%       0.71%       0.69%       0.70%       0.73%       0.77%        0.79%      0.66%       0.67%

  Ratio of net
    investment income
    to average net
    assets                 5.33%       5.69%       4.78%       4.51%       4.36%       4.96%        5.40%      4.95%       4.78%

  Portfolio turnover
    rate                  48.22%      33.91%      63.89%      24.55%      23.79%      53.08%       48.91%     44.84%      22.45%


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                         September 30, 1995 -- Annual Report  21

                        Sanford C. Bernstein Fund, Inc.
                             Financial Highlights
                                  (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for the periods ended September 30, 1995; September 30, 1994; September 30, 1993; September 30, 1992; and September 30, 1991:

                                                                                             Bernstein Short Duration

                                                                                       Diversified   California     New York
                                                       Bernstein New York               Municipal     Municipal     Municipal
                                                      Municipal Portfolio               Portfolio     Portfolio     Portfolio

                                             Year Ended     Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               9/30/93       9/30/92        9/30/91    9/30/95(b,c)  9/30/95(b,c)   9/30/95(b,c)
                                               -------       -------        -------    ------------  ------------  -------------
Net asset value, beginning of period          $  13.47       $  13.05       $ 12.54       $  12.50      $ 12.50        $ 12.50
                                              --------       --------      --------     ----------     --------        -------
Income from investment operations:
  Investment income, net                          0.67           0.74          0.74           0.55         0.53           0.54
  Net realized and unrealized gain
      (loss) on investments, futures and
      foreign currencies                          0.46           0.44          0.52           0.13         0.15           0.10
                                              --------       --------      --------     ----------     --------        -------
      Total from investment operations            1.13           1.18          1.26           0.68         0.68           0.64
                                              --------       --------      --------     ----------     --------        -------
Less distributions:
  Dividends from taxable net investment
      income                                    (0.01)         (0.11)        (0.09)         (0.04)       (0.06)         (0.05)
  Dividends from tax-exempt net
      investment income                         (0.66)         (0.63)        (0.65)         (0.51)       (0.47)         (0.49)
  Distributions from net realized gains         (0.13)         (0.02)        (0.01)          0            0              0
  Distributions in excess of net realized gains
      due to timing differences                  0              0             0              0            0              0
                                             --------       --------      --------     ----------     --------        -------
      Total distributions                       (0.80)         (0.76)        (0.75)         (0.55)       (0.53)         (0.54)
                                             --------       --------      --------     ----------     --------        -------
Net asset value, end of period               $  13.80       $  13.47       $ 13.05       $  12.63      $ 12.65        $ 12.60
                                             ========       ========      ========     ==========     ========        =======
Total Return                                     8.68%          9.31%        10.34%          5.55%        5.58%          5.24%

Ratios/Supplemental Data
  Net assets, end of period (000 omitted)    $336,101       $238,871       $190,776      $101,325      $63,530        $55,221
  Average net assets (000 omitted)           $277,930       $210,474       $172,633      $ 85,893      $49,944        $50,642
  Ratio of expenses to average net assets        0.69%          0.69%          0.70%         0.72%*       0.73%*         0.73%*
  Ratio of net investment income to average
      net assets                                 4.91%          5.55%          5.79%         4.32%*       4.12%*         4.23%*
  Portfolio turnover rate                       34.58%         42.53%         29.79%        73.50%       89.33%        112.15%



*Annualized

(b) Commenced operations October 3, 1994

(c) Reflects a voluntary expense limitation in effect during the period. As a result of such a limitation, net investment income of the Portfolio for the year ended September 30, 1995, reflects a benefit of less than $.01 per share.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
22  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                         Notes to Financial Statements

NOTE 1. Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently composed of 10 series of shares (the "Portfolios"), each with its own investment objectives. At September 30, 1995, the 10 Portfolios are Bernstein International Value, Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal.

A. Portfolio Valuation

The value of each Portfolio, except the Bernstein International Value Portfolio, is computed as of 4:00 p.m. New York time on each day the Fund is open. The value of the Bernstein International Value Portfolio is computed every such day at the close of regular trading of the New York Stock Exchange. The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by the Manager. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

B. Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities at the current exchange rate are reflected as part of unrealized appreciation/depreciation on investments and foreign currencies.

The International Value Portfolio, Intermediate Duration Portfolio and Short

Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

C. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

D. Futures Contracts

Upon entering into a futures contract, the Fund is required by the exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Fund each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Fund. If the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

E. Written Options

When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last

--------------------------------------------------------------------------------
                                           September 30, 1995--Annual Report  23

                        Sanford C. Bernstein Fund, Inc.
                   Notes to Financial Statements (continued)

sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

F. Federal Income Taxes

Each of the 10 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to comply or continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each

Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

G. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

H. Securities Transactions on a When-Issued or Delayed-Delivery Basis

Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time the Fund commits to purchase a security on a when-issued basis, the Fund will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time the Fund commits to sell a security on a delayed-delivery basis, the Fund will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

I. Distribution of Income and Gains

Net investment income of each Portfolio except the Bernstein International Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the International Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

The effect on each Portfolio is reflected as an adjustment to the components of capital as of September 30, 1995, as shown below:

                                             Increase (decrease)
                                               to accumulated
                                             undistributed net    Increase (decrease)
                                            realized gain (loss)    to accumulated
                       Increase (decrease)    on investments,       undistributed
                          to additional         futures and         net investment
                         paid-in capital     foreign currencies      income (loss)
-------------------------------------------------------------------------------------
International Value        $(9,668,001)         $(7,166,389)          $16,834,390

Intermediate Duration               (1)             (51,513)               51,514

Short Duration Plus           (199,135)                   0               199,135

Diversified Municipal             (223)             (45,674)               45,897

California Municipal              (685)                   1                   684

New York Municipal                   0               (3,417)                3,417

Short Duration                    (454)                   0                   454
California Municipal

Short Duration New                (172)                   0                   172
York Municipal

--------------------------------------------------------------------------------
24  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                   Notes to Financial Statements (continued)

J. Expenses

Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

K. Organization Costs

Costs incurred in connection with the organization of the California Municipal Portfolio ($6,491), International Value Portfolio ($124,816), Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956) and Short Duration New York Municipal Portfolio ($8,906) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.


NOTE 2. Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under agreements (the "Management Agreements") between the Fund and Sanford C. Bernstein & Co., Inc. (the "Manager"), the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio, and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the International Value Portfolio is at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $2 billion and at an annual rate of
 .90 of 1% of average daily net assets in excess of $2 billion. Through the period ending October 31, 1996, the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio do not pay any portion of the fee that, together with other operating expenses of the Portfolios (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of .79% per annum of the Portfolios' average daily net assets. In addition, the Management
Agreements for the aforementioned Portfolios provides that the Manager will pay any operating expenses of such Portfolios (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of .79% per annum of such Portfolio's average daily net assets. Without this provision, the Management Fee and Shareholder Servicing and Administrative Fee for the period from commencement of operations (October 3, 1994) through September 30, 1995 would have increased by the amounts shown below. In addition, the Manager reimbursed other expenses to comply with the .79% expense limitation, as also shown in the table below.

                           Short Duration  Short Duration  Short Duration
                            Diversified      California       New York
                             Municipal        Municipal       Municipal
-------------------------------------------------------------------------
Management Fees reduced       $65,688          $30,461         $24,105
pursuant to advisory
contracts

Shareholder Servicing &         1,581            1,542           1,457
Administrative Fees

Other expenses reimbursed       8,169            1,770           4,042

For the purposes of complying with current California law, the Manager will reduce its fee to the extent required to limit each Portfolio's expenses to 2.50% of the Portfolio's first $30 million of average net assets, 2% of the next $70 million and 1.50% of the Portfolio's average net assets in excess of $100 million; expenses incurred by any portfolio for custodian costs in excess of those that would have been incurred had the Portfolio's investments been in domestic securities are excluded from aggregate expenses for the purposes of applying this limitation. No fee reductions were required under this restriction for the period ended September 30, 1995.

--------------------------------------------------------------------------------
                                           September 30, 1995--Annual Report  25

                        Sanford C. Bernstein Fund, Inc.
                   Notes to Financial Statements (continued)

B. Shareholder Servicing and Administrative Fee

Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the International Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the International Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

C. Distribution

Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 10 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

D. Directors and Officers

Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $30,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund.

Similarly, none of the Fund's officers receives compensation from the Fund.

NOTE 3. Investment Security Transactions

A. Purchases and Sales

For the period from October 1, 1994 through September 30, 1995, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                              Purchases                           Sales
                              Excluding      Purchases of       Excluding        Sales of
                           U.S. Government  U.S. Government  U.S. Government  U.S. Government
                             Securities       Securities       Securities       Securities
---------------------------------------------------------------------------------------------
International Value        $1,006,706,486               0    $  468,252,200               0

Intermediate Duration       2,020,342,550    $285,512,236     1,753,582,392    $403,994,698

Short Duration Plus           198,171,689     126,299,658       127,716,499     221,253,584

Government Short Duration               0      70,586,308                 0      99,404,667

Diversified Municipal         281,962,115      59,926,641       186,649,985      51,027,883

California Municipal           88,820,406      32,888,758        72,294,563      39,380,541

New York Municipal            195,542,810      30,482,915       146,640,870      33,172,801

Short Duration                130,421,641      25,757,375        31,918,102      26,035,532
Diversified Municipal

Short Duration                 69,111,550      32,263,124         7,256,143      32,460,125
California Municipal

Short Duration                 73,337,111      31,699,369        19,648,633      31,378,179
New York Municipal

B. Federal Income Tax Status

At September 30, 1995, the Short Duration Plus, Government Short Duration and California Municipal Portfolios had capital loss carryovers as follows:

                                       Capital Loss
                                     Carryover Amount    Expiration
-------------------------------------------------------------------
Short Duration Plus Portfolio           $7,989,199       09/30/2003

Government Short Duration Portfolio         24,241       09/30/2002
                                         2,123,053       09/30/2003

California Municipal Portfolio              39,399       09/30/2002
                                           105,066       09/30/2003

Additionally, the Intermediate Duration, Short Duration Plus, Diversified Municipal and California Municipal Portfolios had post October loss deferrals of $11,290,290; $384,954; $3,575,668; and $455,183, respectively. For tax purposes, these losses are deemed to arise on October 1, 1995.

--------------------------------------------------------------------------------
26  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.
                   Notes to Financial Statements (continued)

C. Foreign Currency Contracts

At September 30, 1995, the International Value Portfolio had outstanding forward contracts to sell foreign currencies as follows:

------------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTACTS
                                        Value
                                      Payable at
                                      Settlement          Current       Contract       Contract
Foreign Currency                        Dates             Values      Appreciation   Depreciation
-------------------------------------------------------------------------------------------------
Settlement 10/01/95 through 10/31/95
  Deutschemarks                       $  107,347,997  $  104,442,376  $ 2,905,621               0
  French Francs                           12,842,821      12,585,917      256,904               0
  Japanese Yen                           122,847,568     108,606,590   14,240,978               0
  Dutch Guilders                          10,314,595      10,018,478      296,117               0
Settlement 11/01/95 through 11/30/95
  Deutschemarks                          234,242,228     242,164,742            0    $ (7,922,514)
  Japanese Yen                           243,996,355     238,492,403    6,091,450        (587,498)
Settlement 12/01/95 through 12/31/95
  French Francs                            7,096,513       7,099,131            0          (2,618)
  Japanese Yen                           235,061,678     237,549,960            0      (2,488,282)
  Dutch Guilders                          27,638,191      27,637,549          642               0
  Spanish Pesetas                         11,994,243      12,024,289            0         (30,046)
                                      --------------  --------------  -----------    ------------
Total                                 $1,013,382,189  $1,000,621,435  $23,791,712    $(11,030,958)
                                      ==============  ==============  ===========    ============

NOTE 4. Concentration of Credit Risk

The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of the State and its agencies and municipalities.

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

All Portfolios of the Fund may purchase or sell financial futures contracts for bona fide hedging purposes and for risk control, but not for speculation. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

NOTE 6. Capital-Share Transactions

The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 1995, 950 million are divided into 10 Portfolios, allocated 200 million to the Bernstein International Value Portfolio, 100 million each to the Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio, and Bernstein Short Duration New York Municipal Portfolio.

--------------------------------------------------------------------------------
                                           September 30, 1995--Annual Report  27

                        Sanford C. Bernstein Fund, Inc.
                   Notes to Financial Statements (continued)

Share transactions for each portfolio for the years ended September 30, 1995, and September 30, 1994, were as follows:

                                             Bernstein International      Bernstein Intermediate         Bernstein Short
                                                 Value Portfolio            Duration Portfolio       Duration Plus Portfolio

                                             Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               9/30/95       9/30/94       9/30/95       9/30/94       9/30/95       9/30/94
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                  48,703,157    50,720,212    32,922,950    28,407,895    17,149,704    18,755,063
Shares issued to shareholders on
 reinvestment of dividends from net
 investment income and distributions
 from net realized gains                      4,181,809       365,620     1,567,809     1,950,807     1,079,281     1,372,841
Shares redeemed                              (9,816,472)   (5,128,347)  (16,255,325)  (12,539,310)  (20,124,155)  (14,937,837)
                                            -----------    ----------   -----------   -----------   -----------   -----------
Net increase in shares outstanding           43,068,494    45,957,485    18,235,434    17,819,392    (1,895,170)    5,190,067
Shares outstanding at beginning of period    81,051,994    35,094,509    67,677,186    49,857,794    44,675,741    39,485,674
                                            -----------    ----------   -----------   -----------   -----------   -----------
Shares outstanding at end of period         124,120,488    81,051,994    85,912,620    67,677,186    42,780,571    44,675,741
                                            ===========    ==========   ===========   ===========   ===========   ===========
                                            Bernstein Government Short    Bernstein Diversified        Bernstein California
                                                Duration Portfolio         Municipal Portfolio         Municipal Portfolio

                                             Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               9/30/95       9/30/94       9/30/95       9/30/94       9/30/95       9/30/94
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                   4,035,966     6,023,052    17,481,041    17,652,390     6,543,550     8,276,357
Shares issued to shareholders on
 reinvestment of dividends from net
 investment income and distributions
 from net realized gains                        327,525       477,680       598,743       769,977       190,265       223,048
Shares redeemed                              (7,908,658)   (8,017,478)  (11,653,156)   (8,543,259)   (5,752,212)   (4,578,658)
                                            -----------    ----------   -----------   -----------   -----------   -----------
Net increase in shares outstanding           (3,545,167)   (1,516,746)    6,426,628     9,879,108       981,603     3,920,747
Shares outstanding at beginning of period    14,993,112    16,509,858    42,510,708    32,631,600    14,775,769    10,855,022
                                            -----------    ----------   -----------   -----------   -----------   -----------
Shares outstanding at end of period          11,447,945    14,993,112    48,937,336    42,510,708    15,757,372    14,775,769
                                            ===========    ==========   ===========   ===========   ===========   ===========

                                                                               Bernstein Short Duration

                                                                        Diversified    California    New York
                                                Bernstein New York       Municipal     Municipal     Municipal
                                               Municipal Portfolio       Portfolio     Portfolio     Portfolio

                                             Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               9/30/95       9/30/94     9/30/95 (a)     9/30/95     9/30/95 (a)
----------------------------------------------------------------------------------------------------------------
Shares sold                                  10,135,649    12,195,915    12,677,253     7,005,347     7,143,738
Shares issued to shareholders on
 reinvestment of dividends from net
 investment income and distributions
 from net realized gains                        602,164       737,300        87,137        58,976        79,818
Shares redeemed                              (8,152,089)   (5,861,899)   (4,743,724)   (2,041,346)   (2,840,518)
                                            -----------    ----------   -----------   -----------   -----------
Net increase in shares outstanding            2,585,724     7,071,316     8,020,666     5,022,977     4,383,038
Shares outstanding at beginning of period    31,429,142    24,357,826             0             0             0
                                            -----------    ----------   -----------   -----------   -----------
Shares outstanding at end of period          34,014,866    31,429,142     8,020,666     5,022,977     4,383,038
                                            ===========    ==========   ===========   ===========   ===========

(a) Commenced operations October 3, 1994

--------------------------------------------------------------------------------
28  Sanford C. Bernstein Fund, Inc.

                        Sanford C. Bernstein Fund, Inc.

DIRECTORS AND OFFICERS

Roger Hertog
President, Treasurer and Director
President, Chief Operating Officer and Director, Sanford C. Bernstein & Co.,
Inc.

Stuart K. Nelson
Senior Vice President and Director
Senior Vice President, General Counsel and Director, Sanford C. Bernstein & Co., Inc.

Arthur Aeder
Director
Consultant

Peter L. Bernstein*
Director
President, Peter L. Bernstein, Inc.

William Kristol
Director
Chairman, Project for the Republican Future

Theodore Levitt
Director
Professor of Business Administration Emeritus, Harvard University

Francis H. Trainer, Jr.
Senior Vice President
Senior Vice President and Director, Sanford C. Bernstein & Co., Inc.

Jean Margo Reid
Secretary
Vice President and Associate General Counsel, Sanford C. Bernstein & Co., Inc.

*Not related to Zalman C. Bernstein, Chairman of the Executive Committee,
 Sanford C. Bernstein & Co., Inc.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

LEGAL COUNSEL

Shereff, Friedman, Hoffman & Goodman LLP
919 Third Avenue
New York, New York 10022

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISOR

Sanford C. Bernstein & Co., Inc.

767 Fifth Avenue
New York, New York 10153

1999 Avenue of the Stars
Los Angeles, California 90067

Phillips Point--West Tower
777 South Flagler Drive
West Palm Beach, Florida 33401

227 West Monroe Street
Chicago, Illinois 60606

                        SANFORD C. BERNSTEIN FUND, INC.
                  767 FIFTH AVENUE, NEW YORK, NEW YORK 10153
                                (212) 756-4097

                        Sanford C. Bernstein Fund, Inc.

                                 ANNUAL REPORT
                              SEPTEMBER 30, 1995

                            Schedule of Investments
                              International Value

                              -------------------

                              International Value

                        Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedule of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein International Value Portfolio (one of the ten portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York

November 17, 1995

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein International Value Portfolio
                              September 30, 1995

Shares        Description                        Market Value*
--------------------------------------------------------------
EQUITIES:                                               93.31%
--------------------------------------------------------------
AUSTRALIA:                                               1.64%
--------------------------------------------------------------
Broadcasting & Publishing
  2,857,787 Pacific Magazines & Printing         $   5,960,922

Building Materials
  1,044,000 Boral Limited                            2,635,248

Consumer Cyclicals--Wholesale & International Trade
  1,121,597 Burns, Philp & Company Limited           2,373,392

Metal--Nonferrous
  3,606,086 North Limited                           10,356,051

Real Estate
  3,307,200 Schroders Property Fund                  5,348,706

  826,800 Schroders Property Fund (RFD)
        (Note A, p. 4)                               1,280,940

  2,689,114 Westfield Trust                          4,755,537
                                                 -------------

Total Australian Stocks (Cost $32,406,217)          32,710,796
                                                 -------------

--------------------------------------------------------------
CANADA:                                                  3.65%
--------------------------------------------------------------
Banking
  170,928 Canadian Imperial Bank of Commerce         4,466,815
1,163,600 National Bank of Canada                    9,955,658

Broadcasting & Publishing
  518,850 Torstar Corp. (Class B)                    8,202,933

Energy Sources
  463,700 Suncor Inc.                               14,532,670

Machinery & Engineering
  207,650 Hawker Siddeley Canada Inc.                2,529,774

Metal--Nonferrous
70 Alcan Aluminum Limited                        2,291


Metal--Steel
  582,500 Dofasco Inc.                               7,096,524
  705,000 IPSCO Inc.                                13,637,378

Utilities--Electric, Gas & Water
1,367,900 Nova Scotia Power Inc.                    11,703,631
   65,100 Transalta Corp.                              684,129
                                                 -------------

Total Canadian Stocks (Cost $67,738,265)            72,811,803
                                                 -------------

--------------------------------------------------------------
FINLAND:                                                 0.70%
--------------------------------------------------------------

Insurance (Non-Life)
  84,800 Sampo Insurance Co-'A' Free                 4,957,209

Paper & Forest Products
   25,000 Enzo-Gutzeit 'A'                             210,448

1,037,500 Enzo-Gutzeit "R"                           8,782,093
                                                 -------------

Total Finnish Stocks (Cost $14,459,067)             13,949,750
                                                 -------------

--------------------------------------------------------------
FRANCE:                                                 10.12%
--------------------------------------------------------------

Automobiles
  52,300 Peugeot SA                                  7,094,405

Banking
  74,920 Societe Generale                            7,667,719

Broadcasting & Publishing
  99,875 Groupe de la Cite                          15,819,373

Business & Public Services
 124,700 Compagnie Generale des Eaux                11,977,480

Construction & Housing
  79,588 Eiffage                                    12,606,080

Electrical & Electronics
  131,628 Alcatel Alsthom                           11,068,566

Energy Sources
   62,050 ESSO SAF                                   7,207,351
  167,821 Societe Nationale Elf Aquitaine           11,324,382

    8,817 Total, SAB                                   533,550

Financial Services
   39,031 Eurafrance                                11,571,786
  109,358 Sovac                                      7,674,713

Food & Household Products
    8,479 Bongrain SA                                4,557,602
   65,950 Eridania Beghin-Say SA                     9,963,814

Machinery & Engineering
  181,900 Vallourec (Note A, p. 4)                   7,867,743

Merchandising
  616,143 Etablissements Economiques du Casino
          Guichard Perrachon et Cie                 18,317,258
  462,968 Etablissements Economiques du
          Casino Guichard Perrachon et Cie (PFD)    10,679,899

Metal--Steel
  500,864 Usinor Sacilor (Note A, p. 4)              8,904,588

Miscellaneous Materials
  110,928 Compagnie de Saint-Gobain                 13,515,443

Multi-Industry
   20,123 Financiere et Industrielle Gaz et Eaux     7,510,625
    7,000 Worms et Compagnie                           301,350

Real Estate
  155,219 Sefimeg                                    9,424,405
   83,921 Simco                                      6,441,697
                                                 -------------
Total French Stocks (Cost $204,673,949)            202,029,829
                                                 -------------

--------------------------------------------------------------
GERMANY:                                                16.80%
--------------------------------------------------------------

Banking
   543,400 Bayerische Hypotheken und Wechsel
           Bank                                     13,651,546

   689,060 Bayerische Vereinsbank                   19,625,432


*See Note 1, page 23 in Notes to Financial Statements.

                                Schedule of Investments--International Value   1

Shares        Description                        Market Value*
--------------------------------------------------------------

   126,073 Commerzbank                            $ 28,673,006
   559,650 Dresdner Bank                            15,136,790
    80,650 IKB Deutsche Industriebank               15,633,345
    12,366 IKB Deutsche Industriebank
           (RFD 9/95) (Note A, p. 4)                 2,327,820

Building Materials
     3,680 Dyckerhoff AG (Vorzug)                    1,016,700

Chemicals
   124,350 BASF AG                                  27,193,404
   107,300 Bayer AG                                 27,331,840

Electrical & Electronics
    74,200 Siemens AG (Stamm)                       37,453,086

Food & Household Products
     4,712 Sudzucker AG (Vorzug)                     1,998,231

Health & Personal Care
    62,266 Dragerwerk AG (Vorzug)                   11,241,867

Machinery & Engineering
    35,000 MAN AG (Stamm)                            9,801,959
    43,750 MAN AG (Vorzug)                           9,643,982

Merchandising
     8,300 Herlitz AG (Stamm)                        1,504,339
    13,850 Herlitz AG (Vorzug)                       2,384,255
    73,500 Karstadt AG                              32,558,082
    51,450 Kaufhof Holding AG                       12,889,503

Multi-Industry
    24,350 Rheinmetall Berlin (Stamm)                4,004,374
    19,650 Rheinmetall Berlin (Vorzug)               2,337,649

Non-Financial
    41,625 Grohe (Friedrich) AG (NVP)               10,952,414

Utilities--Electric, Gas & Water
    49,000 RWE AG (Stamm)                           16,750,525
    24,000 RWE AG (Vorzug)                           6,504,689
   625,000 VEBA AG                                  24,803,184
                                                 -------------

Total German Stocks (Cost $310,265,831)            335,418,022
                                                 -------------

--------------------------------------------------------------
ITALY:                                                   7.23%
--------------------------------------------------------------

Automobiles
  12,176,478 Magneti Marelli S.p.A ORD              25,749,947
   2,267,500 Magneti Marelli S.p.A RNC               2,945,992

Banking

   4,952,000 Banca Commerciale Italiana             10,902,078
   1,428,700 Banca Popolare di Bergamo              18,739,228
   5,885,800 Banco Ambrosiano Veneto RNC             7,610,476
  12,744,500 Banco di Napoli RNC (Note
             A, p. 4)                                5,240,064

     631,400 Banco di Sardegna RNC (Note A, p. 4)    4,620,478
   8,717,500 Credito Italiano ORD                   10,342,064
   1,554,090 Istituto Bancario San Paolo di
             Torino ORD                              8,673,991
   1,150,000 Istituto Mobiliare Italiano             6,896,434

Building Materials
     801,780 Unicem ORD (Note A, p. 4)               5,171,170
     738,500 Unicem RNC (Note A, p. 4)               2,413,578

Machinery & Engineering
   5,635,000 Finmeccanica ORD (Note A, p. 4)         3,704,248
     750,000 Finmeccanica RNC (Note A, p. 4)           448,837

Telecommunications
   3,318,600 STET RNC                                7,748,545
  10,184,500 Telecom Italia ORD                     16,832,058
   4,728,000 Telecom Italia RNC                      6,186,716
                                                 -------------

Total Italian Stocks (Cost $156,382,785)           144,225,904
                                                 -------------

--------------------------------------------------------------
JAPAN:                                                  37.25%
--------------------------------------------------------------

Appliances & Household Durables
    621,000 Matsushita Electric Industrial
            Co., Limited                             9,529,251

Automobiles
  1,282,000 Aisin Seiki Co., Ltd.                   16,824,996
    393,000 Toyoda Gosei                             2,765,342
    808,000 Toyota Motor Corp.                      15,416,890

Banking
    332,600 Bank of Iwate                           17,963,858

  1,245,000 Biwako Bank                              7,164,202
  3,081,000 Higo Bank                               24,572,106
  3,744,000 Hokkaido Takushoku Bank                 10,583,211
  1,828,000 Kagoshima Bank                          14,136,066
  2,332,000 Michinoku Bank                          19,257,746
    795,000 Oita Bank                                6,236,081
    487,000 Toho Bank                                3,195,699

Business & Public Services
      1,000 Dai Nippon Printing                         15,850
    744,000 Toppan Printing Co., Limited             9,463,833

Chemicals
  2,071,000 Fuji Photo Film Co., Ltd.               51,641,714
    154,000 Kaneka Corp.                               979,456
  1,393,000 Kansai Paint Co., Ltd.                   6,665,812

Construction & Housing
  3,302,000 Sekisui House, Limited                  41,002,070

Electrical & Electronics
  6,594,000 Hitachi, Limited                        71,894,604

Energy Sources
  1,098,000 General Sekiyu                          10,297,734

Financial Services
  2,136,000 Hitachi Credit                          36,227,147

Food & Household Products
  1,139,000 Nippon Meat Packers, Inc.               15,293,221

Health & Personal Care
  1,715,000 Takeda Chemical Industries, Ltd.        23,892,787

Insurance (Non-Life)
  4,998,000 Chiyoda Fire & Marine                   29,416,324


2   Sanford C. Bernstein Fund, Inc.--1995 Annual Report

Shares        Description                         Market Value
--------------------------------------------------------------
    3,471,000 Dai-Tokyo Fire & Marine             $ 23,477,563
    1,527,000 Nichido Fire & Marine                 12,548,362

Machinery & Engineering
    1,980,000 Makita Corp.                          31,382,565
      973,000 Sintokogio                             6,777,750

Merchandising
      333,000 Aoki International Co., Limited        6,992,479
      860,000 Aoyama Trading Co., Limited           23,615,163


Metal--Steel
      490,000 Kurimoto, Ltd.                         5,243,552
    1,107,000 Maruichi Steel Tube, Ltd.     20,898,390
      432,900 Tokyo Steel Manufacturing Co., Ltd.    8,347,272
      200,000 Toyo Seikan Kaisha, Ltd.               6,238,958
    1,536,000 Yamamura Glass Co., Ltd.               9,490,000
      510,000 Yamato Kogyo Co., Ltd.                 4,067,437
      115,000 Yodogawa Steel Works, Ltd.               924,133

Real Estate
    2,265,000 Daiwa Kosho Lease Co., Limited        22,408,763

Textiles/Apparel
    1,345,000 Gunze Ltd.                             7,481,652
      223,000 Onward Kashiyama                       2,994,195
    1,257,000 Teijin Limited                         6,027,712
      858,000 Tokyo Style Co., Ltd.                 13,339,256
      970,000 Wacoal Corp.                          11,751,047
      242,400 World Co., Ltd.                        7,635,031

Transportation--Road & Rail
    2,486,000 Seino Transportation Co., Limited     42,163,243

Utilities--Electric, Gas & Water
      401,880 Hokuriku Electric Power Co., Inc.      9,574,850
      303,000 Kyushu Electric Power Co., Inc.        7,677,856
      317,220 Shikoku Electric Power Co., Inc.       8,006,158
                                                 -------------

Total Japanese Stocks (Cost $734,329,800)          743,499,387
                                                 -------------

--------------------------------------------------------------
NETHERLANDS:                                             3.21%
--------------------------------------------------------------

Banking
      213,500 ABN Amro Holding NV                    8,834,115

Chemicals
       67,872 DSM NV                                 5,447,069

Energy Sources
      218,343 Royal Dutch Petroleum                 26,830,573

Financial Services
       63,585 Fortis-AMEV NV                         3,708,032

Food & Household Products
      105,518 Unilever NV                           13,711,602

Telecommunications
      159,000 Koninklijke PTT Nederland NV           5,615,038
                                                 -------------


Total Netherlands Stocks (Cost $57,424,245)         64,146,429
                                                 -------------

--------------------------------------------------------------
SPAIN:                                                   2.49%
--------------------------------------------------------------

Banking
      358,550 Banco Bilbao Vizcaya                $ 11,021,598
      380,750 Banco Central Hispanoamericano         7,946,408

Energy Sources
      135,150 Repsol, SA                             4,247,353

Utilities--Electric, Gas & Water
    1,566,207 Iberdrola, SA                         11,833,339
    3,017,200 Union Electrica Fenosa, SA            14,571,011
                                                 -------------

Total Spanish Stocks (Cost $43,809,094)             49,619,709
                                                 -------------

--------------------------------------------------------------
SWEDEN:                                                  0.32%
--------------------------------------------------------------

Appliances & Household Durables
      111,150 AB Electrolux Class B                  5,319,525

Banking
       60,800 Svenska Handelsbanken Class A          1,053,331
                                                 -------------

Total Swedish Stocks (Cost $4,953,055)               6,372,856
                                                 -------------

--------------------------------------------------------------
SWITZERLAND:                                             2.78%
--------------------------------------------------------------

Banking
       52,487 Schweizerischer Bankverein Bearer     20,068,559

Chemicals
       35,800 Ciba-Geigy Limited                    28,677,162

Food & Household Products
        6,549 Nestle, SA                             6,701,961
                                                 -------------

Total Swiss Stocks (Cost $43,297,985)               55,447,682
                                                 -------------

--------------------------------------------------------------
UNITED KINGDOM:                                          7.12%
--------------------------------------------------------------

Automobiles
    2,777,698 Lex Service plc                       15,377,405

Banking
    1,493,600 National Westminster Bank             14,961,959

Broadcasting & Publishing
    1,644,183 United Newspapers plc                 13,508,851

Building Materials
      359,333 Redland plc                            2,123,409

Construction & Housing
      638,000 Taylor Woodrow plc                     1,061,611

Electrical & Electronics
      585,898 The General Electric Co., plc          2,939,210

Food & Household Products
   10,748,960 Hazlewood Foods plc                   20,720,068

Health & Personal Care
       10,067 SmithKline Beecham plc                    99,891

Insurance (Non-Life)
    1,572,063 Guardian Royal Exchange plc            5,377,653
    1,569,852 Royal Insurance Holdings plc           8,768,252


                                Schedule of Investments--International Value   3

Quantity      Description                        Market Value
--------------------------------------------------------------

Leisure
    1,515,757 Forte plc                           $  5,987,348

Merchandising
      279,399 Argyll Group plc                       1,492,129

Metal--Steel
    3,743,900 British Steel plc                     10,706,998

Multi-Industry
    2,000,000 Lonrho plc                             5,245,694

Transportation-Shipping
      979,800 Shell Transportation & Trading        11,517,952

Utilities--Electric, Gas & Water

      149,600 Anglian Water plc                      1,337,276
      373,238 North West Water Group plc             3,485,284
      358,159 Severn Trent plc                       3,531,225
    1,000,000 Southern Water plc                     8,089,746
      416,666 Welsh Water plc                        5,128,501
      450,000 Welsh Water plc (PFD)                    734,121
                                                 -------------

Total United Kingdom Stocks (Cost $123,713,412)    142,194,583
                                                 -------------

Total Equities (Cost $1,793,453,705)             1,862,426,750
                                                 -------------

--------------------------------------------------------------
RIGHTS--UNITED KINGDOM UTILITIES--
ELECTRIC, GAS & WATER (Note A, below):                   0.00%
--------------------------------------------------------------

      106,639 North West Water Group plc
              (Expiration 10/09/1995)                   45,493
                                                 -------------

Total Rights (Cost $0)                                  45,493
                                                 -------------


--------------------------------------------------------------
WARRANTS--UNITED KINGDOM AEROSPACE &
DEFENSE (Note A, below):                                 0.00%
--------------------------------------------------------------

       19,042 British Aerospace plc
              (Expiration 11/15/2000)                   82,739
                                                 -------------

Total Warrants (Cost $0)                                82,739
                                                 -------------

--------------------------------------------------------------
REPURCHASE AGREEMENTS:                                   3.32%
--------------------------------------------------------------

   46,285,000 State Street Bank & Trust Co.,        46,285,000
              Repurchase Agreement,
              5.35%, 10/02/1995,
              Collateral 34,260,000 principal
              amount U.S. Treasury Bond,
              9.875%, 11/15/2015,
              Value $47,210,722

   20,000,000 State Street Bank & Trust Co.,        20,000,000
              Repurchase Agreement,
              5.35%, 10/06/1995,
              Collateral 19,020,000 principal
              amount U.S. Treasury Bond,
              8.25%, 07/15/1998, Value
              $20,402,051 (Note C, below)
                                                 -------------

Total Repurchase Agreements
(Cost $66,285,000)                                  66,285,000
                                                 -------------

--------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------

Total Investments (Cost $1,859,738,705)  96.63% $1,928,839,982
(Note D, below)

Cash and Other Assets, Less Liabilities
(Note E, below)                           3.37      67,271,923
                                        -------  -------------

Net Assets (Equivalent to $16.08
per share based on 124,120,488
shares of capital stock outstanding)    100.00% $1,996,111,905
                                        ======= ==============
--------------------------------------------------------------

(A) Non-income-producing security

(B) Explanation of abbreviations:
    RFD--Restricted for Dividends
    PFD--Preferred Share
    Stamm--German Ordinary Share
    Vorzug--German Preferred Share
    NVP--Non-Voting Preference Share
    ORD--Italian Ordinary Share
    RNC--Italian Savings Share

(C) $20,000,000 principal amount pledged as collateral for futures transactions

(D) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

(E) Includes $26,565,481 U.S. dollar equivalent of French francs and Japanese yen pledged as collateral for futures transactions.

(F) At September 30, 1995, the Fund had long positions in 200
    October 1995 French CAC Index futures contracts. The contracts had a market value of $14,563,915 and unrealized depreciation of $352,549 at September 30, 1995.

(G) At September 30, 1995, the Fund had long positions in 200
    December 1995 Japanese Topix Index futures contracts. The contracts had a market value of $28,953,612 and unrealized depreciation of $72,256 at September 30, 1995.

4   Sanford C. Bernstein Fund, Inc.--1995 Annual Report

(H) Allocation of assets by industry as of September 30, 1995:

    Appliances & Household Durables                      0.74%
    Automobiles                                          4.32
    Banking                                             17.89
    Broadcasting & Publishing                            2.18
    Building Materials                                   0.67
    Business & Public Services                           1.07
    Chemicals                                            7.41
    Construction & Housing                               2.74
    Consumer Cyclicals--Wholesale & International Trade  0.12
    Electrical & Electronics                             6.18
    Energy Sources                                       3.76
    Financial Services                                   2.96
    Food & Household Products                            3.65
    Health & Personal Care                               1.77
    Insurance (Non-Life)                                 4.24
    Leisure                                              0.30
    Machinery & Engineering                              3.61
    Merchandising                                        5.53
    Metal--Nonferrous                                    0.52
    Metal--Steel                                         4.79
    Miscellaneous Materials                              0.68
    Multi-Industry                                       0.97
    Non-Financial                                        0.55
    Paper & Forest Products                              0.45
    Real Estate                                          2.49
    Telecommunications                                   1.82
    Textiles/Apparel                                     2.47
    Transportation--Road & Rail                          2.11
    Transportation--Shipping                             0.58

    Utilities--Electric, Gas & Water                     6.74
    Repurchase Agreements                                3.32
    Cash and Other Assets, Less Liabilities              3.37
                                                       -------
    Total                                              100.00%
                                                       =======

See Notes to Financial Statements.

                                Schedule of Investments--International Value   5

                        Sanford C. Bernstein Fund, Inc.

                                 ANNUAL REPORT
                              SEPTEMBER 30, 1995

                            Schedule of Investments
                            Taxable Bond Portfolios

                              -------------------

                             Intermediate Duration
                              Short Duration Plus
                           Government Short Duration

                        Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Portfolio and Bernstein Government Short Duration Portfolio (three of the ten portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1995 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York

November 17, 1995

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Intermediate Duration Portfolio
                              September 30, 1995

Principal Amount   Description                                    Market Value*
-------------------------------------------------------------------------------
DOMESTIC INVESTMENTS:                                                    98.16%
-------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, p. 3):                                          1.30%
-------------------------------------------------------------------------------

      14,819,000 Cigna Corp., 10/02/1995                          $  14,816,386
                                                                  -------------

Total Commercial Paper (Cost $14,816,386)                            14,816,386
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     24.13%
-------------------------------------------------------------------------------

      97,680,000 6.00%, 06/30/1996
                 (Notes B, C & D, p. 3)                              97,924,200

      97,180,000 7.875%, 07/15/1996
                 (Notes E & F, p. 3)                                 98,789,398

      57,585,000 6.25%, 08/31/1996
                 (Note G, p. 3)                                      57,854,843

      20,955,000 6.875%, 10/31/1996                                  21,203,841
                                                                  -------------

Total U.S. Treasury Notes (Cost $274,883,638)                       275,772,282
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                     31.59%
-------------------------------------------------------------------------------

     178,390,000 7.25%, 05/15/2016                                  190,988,794
     154,625,000 7.50%, 11/15/2016                                  170,038,948
                                                                  -------------

Total U.S. Treasury Bonds (Cost $335,981,796)                       361,027,742
                                                                  -------------

-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     2.51%
-------------------------------------------------------------------------------

       3,656,053 Federal National Mortgage Association
                 Interest Only Strip,
                 Series 21 Class 2, 9.50%, 07/25/2017                   994,004

       1,537,284 Federal National Mortgage Association
                 Interest Only Strip,
                 Series 34 Class 2, 9.00%, 05/25/2018                   401,615

       1,817,668 Federal National Mortgage Association
                 Interest Only Strip,
                 Series 60 Class 2, 9.50%, 01/25/2019                   494,186

       6,099,459 Federal National Mortgage Association
                 Interest Only Strip,
                 Series 173 Class 2,
                 9.50%, 11/25/2021                                    1,658,315

       4,700,000 G.E. Capital Mortgage Services,
                 Inc. Series 1993-10 Class A15,
                 6.50%, 09/25/2023 (Note H, p. 3)                     4,117,886

       3,875,000 Federal Home Loan Mortgage Corp.
                 Series 1632 Class B,
                 6.00%, 11/15/2023                                    3,405,389

       3,288,189 G.E. Capital Mortgage Services,
                 Inc. Series 1994-11 Class A1,
                 6.50%, 03/25/2024 (Note H, p. 3)                     3,276,888

       3,987,065 Prudential Home Mortgage Securities
                 Series 1994-15 Class A1,
                 8.00%, 05/25/2024 (Note H, p. 3)                     4,096,295

       1,546,160 Government National Mortgage Association
                 Series 1994-5 Class JA, 6.50%, 07/16/2024
                 (Note H, p. 3)                                       1,371,572

       2,279,786 Residential Funding Mortgage
                 Inc., Securities 1, Series 1994-S15 Class A8,
                 7.75%, 07/25/2024 (Note H, p. 3)                     2,308,165

       2,307,000 Citicorp Mortgage Securities, Inc.
                 Series 1994-11 Class A9,
                 6.25%, 08/25/2024 (Note H, p. 3)                     1,966,118

       4,572,804 Residential Funding Mortgage
                 Inc., Securities 1, Series 1995-S3 Class A1,
                 7.65%, 04/25/2025 (Note H, p. 3)                     4,590,665
                                                                  -------------


Total Mortgage Derivatives (Cost $27,681,962)                        28,681,098
                                                                  -------------

-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                  31.85%
-------------------------------------------------------------------------------

       3,451,036 Federal National Mortgage Association
                 Pool #303305,
                 12.00%, 05/01/2016                                   3,882,415

         257,078 Federal Home Loan Mortgage Corp. Pool
                 #293246, 8.50%, 05/01/2017                             264,467

       9,561,040 Government National Mortgage Association
                 Pool #267832,
                 9.50%, 11/15/2017                                   10,241,777

       3,098,420 Federal Home Loan Mortgage Corp.
                 Pool #304272, 8.50%, 06/01/2018                      3,200,045

       8,644,568 Federal Home Loan Mortgage Corp.
                 Pool #A00866, 9.50%, 01/01/2021                      9,144,258

       7,757,658 Government National Mortgage Association
                 Pool #780118,
                 9.50%, 08/15/2021                                    8,293,937

      10,293,584 Government National Mortgage Association
                 Pool #780049,
                 9.50%, 11/15/2021                                   11,005,169

      10,356,000 Government National Mortgage Association
                 Pool #780254,
                 9.50%, 11/15/2021                                   11,106,810

       4,497,922 Federal National Mortgage Association
                 Pool #190002,
                 9.50%, 05/01/2022                                    4,760,529

       9,450,032 Government National Mortgage Association
                 Pool #780087,
                 9.50%, 05/15/2022                                   10,099,721

       7,157,910 Federal Home Loan Mortgage Corp.
                 Pool #G00391, 9.00%, 06/01/2022                      7,491,175

      10,203,702 Government National Mortgage Association
                 Pool #780010,
                 9.50%, 03/15/2023                                   10,901,421

       9,239,934 Federal Home Loan Mortgage Corp.
                 Pool #C00356, 8.00%, 08/01/2024                      9,459,355


* See Note 1, page 23 in Notes to Financial Statements.

                            Schedule of Investments--Taxable Bond Portfolios  1

Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------

      10,500,856 Government National Mortgage Association
                 II ARM Pool #008484,
                 7.00%, 08/20/2024                                  $10,706,558

       7,223,654 Government National Mortgage Association
                 Pool #780012,
                 9.50%, 10/15/2024                                    7,715,433

       8,364,382 Federal Home Loan Mortgage Corp.
                 Pool #D57411, 8.00%, 11/01/2024                      8,563,011

       6,522,529 Federal Home Loan Mortgage Corp.
                 Pool #D58447, 9.00%, 01/01/2025                      6,824,144

       5,210,961 Federal Home Loan Mortgage Corp.
                 Pool #C80266, 8.50%, 02/01/2025                      5,398,186

       1,949,791 Federal Home Loan Mortgage Corp.
                 Pool #D58898, 9.00%, 02/01/2025                      2,039,953

       4,985,526 Federal Home Loan Mortgage Corp.
                 Pool #C00387, 9.00%, 02/01/2025                      5,211,365

         233,123 Federal National Mortgage Association
                 Pool #303213,
                 8.50%, 03/01/2025                                      241,061

       2,590,852 Federal Home Loan Mortgage Corp.
                 Pool #D59101, 8.50%, 03/01/2025                      2,681,531

         933,457 Federal Home Loan Mortgage Corp. Pool
                 #D59162, 9.00%, 03/01/2025                             976,622

       2,390,924 Federal Home Loan Mortgage Corp.
                 Pool #D58964, 9.00%, 03/01/2025                      2,501,485

       8,222,586 Federal Home Loan Mortgage Corp.
                 Pool #C80286, 9.00%, 03/01/2025                      8,602,815

       1,962,984 Federal Home Loan Mortgage Corp.
                 Pool #D59810, 9.00%, 04/01/2025                      2,053,756

       2,844,802 Federal Home Loan Mortgage Corp.
                 Pool #D59707, 9.00%, 04/01/2025                      2,976,352

      13,645,220 Federal Home Loan Mortgage Corp.
                 Pool #C80288, 9.00%, 04/01/2025                     14,276,203


       8,669,628 Government National Mortgage Association
                 II ARM Pool #008621, 7.00%, 04/20/2025               8,845,700

      13,370,050 Federal Home Loan Mortgage Corp.
                 Pool #C80297, 8.50%, 05/01/2025                     13,850,422

       3,030,430 Federal Home Loan Mortgage Corp.
                 Pool #C00398, 9.00%, 05/01/2025                      3,167,705

      13,812,611 Federal Home Loan Mortgage Corp.
                 Pool #G00350, 9.00%, 05/01/2025                     14,451,334

       6,634,129 Federal Home Loan Mortgage Corp.
                 Pool #D60759, 8.00%, 06/01/2025                      6,772,981

       4,874,113 Federal Home Loan Mortgage Corp.
                 Pool #D60800, 8.50%, 06/01/2025                      5,049,235

       5,419,536 Federal Home Loan Mortgage Corp.
                 Pool #D61045, 8.50%, 06/01/2025                      5,614,255

       5,688,561 Federal Home Loan Mortgage Corp.
                 Pool #D60684, 8.50%, 06/01/2025                      5,892,945

       6,731,146 Federal Home Loan Mortgage Corp.
                 Pool #D61039, 8.50%, 06/01/2025                      6,972,989

      14,069,053 Federal Home Loan Mortgage Corp.
                 Pool #C00404, 8.50%, 06/01/2025                     14,574,540

      10,569,240 Government National Mortgage Association
                 II ARM Pool #008643, 7.00%, 06/20/2025              10,783,891

      10,955,000 Government National Mortgage Association
                 II ARM Pool #008660, 6.50%, 07/20/2025              11,102,016

       5,401,170 Federal National Mortgage Association
                 Pool #250385, 8.50%, 08/01/2025                      5,590,211

       6,945,000 Federal Home Loan Mortgage Corp.
                 Pool #C00429, 8.50%, 09/01/2025                      7,188,075

      31,005,000 Federal Home Loan Mortgage Corp.
                 Gold Pool TBA, 8.00%, 10/16/2025
                 (Note I, p. 3)                                      31,605,877

      30,795,000 Federal Home Loan Mortgage Corp.
                 Gold Pool TBA, 8.50%, 10/16/2025
                 (Note I, p. 3)                                      31,901,434
                                                                  -------------

Total Mortgage Pass-Throughs (Cost $362,173,764)                    363,983,164
                                                                  -------------


-------------------------------------------------------------------------------
FINANCE:                                                                  4.28%
-------------------------------------------------------------------------------

       9,020,000 World Savings & Loan Association
                 Medium-Term Senior Notes,
                 7.625%, 02/18/1997                                   9,217,718

       4,260,000 Salomon Inc. Medium-Term Notes,
                 8.36%, 02/28/1997                                    4,343,453

       8,030,000 General Motors Acceptance Corp.
                 Medium-Term Notes, 6.00%, 03/24/1997                 8,006,424

       4,525,000 Lehman Brothers Holdings, Inc. Notes,
                 8.375%, 04/01/1997                                   4,646,315

       1,020,000 Lehman Brothers Inc. Senior Subordinated
                 Notes, 9.50%, 06/15/1997                             1,068,572

       9,530,000 Associates Corp. of North America
                 Senior Notes, 6.625%, 05/15/1998                     9,620,916

       1,565,000 Lehman Brothers Inc. Senior Subordinated
                 Notes, 10.00%, 05/15/1999                            1,713,456

      10,545,000 Paine Webber Group, Inc. Senior
                 Notes, 7.625%, 02/15/2014                           10,314,697
                                                                  -------------

Total Finance (Cost $46,634,028)                                     48,931,551
                                                                  -------------

-------------------------------------------------------------------------------
INDUSTRIAL:                                                               1.48%
-------------------------------------------------------------------------------

       1,975,000 Auburn Hills Trust--Chrysler,
                 Credit Sensitive Notes, 12.00%, 05/01/2020           2,908,346

       2,140,000 Delta Air Lines, Inc. Debentures,
                 10.375%, 12/15/2022                                  2,583,579


2  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------

      11,390,000 Motorola, Inc. Debentures,
                 6.50%, 09/01/2025,
                 Putable 09/01/2005 @100                             11,422,006
                                                                  -------------

Total Industrial (Cost $14,839,815)                                  16,913,931
                                                                  -------------

-------------------------------------------------------------------------------
UTILITIES:                                                                0.68%
-------------------------------------------------------------------------------

       5,350,000 New Jersey Bell Telephone Co. Debentures,
                 7.85%, 11/15/2029, Putable 11/15/1999 @100           5,936,842

       1,665,000 New England Telephone & Telegraph
                 Co. Debentures, 7.875%, 11/15/2029,
                 Putable 11/15/1996 @100                              1,822,825
                                                                  -------------

Total Utilities (Cost $7,628,678)                                     7,759,667
                                                                  -------------

-------------------------------------------------------------------------------
TAXABLE MUNICIPAL:                                                        0.34%
-------------------------------------------------------------------------------

       3,830,000 Northeast Maryland Waste Disposal
                 Authority, Montgomery County,
                 Solid Waste Revenue, 6.10%, 07/01/1997               3,804,684
                                                                  -------------

Total Taxable Municipal (Cost $3,775,330)                             3,804,684
                                                                  -------------

Total Domestic Investments (Cost $1,088,415,397)                  1,121,690,505
                                                                  -------------

-------------------------------------------------------------------------------
FOREIGN INVESTMENTS:                                                      6.06%
-------------------------------------------------------------------------------
CANADIAN TREASURY BILLS:                                                  3.85%
-------------------------------------------------------------------------------

C$ 26,095,000
                 08/08/1996                                          18,341,523

C$ 36,653,000
                 09/05/1996                                          25,631,625
                                                                  -------------

Total Canadian Treasury Bills (Cost $43,856,347)                     43,973,148
                                                                  -------------

-------------------------------------------------------------------------------
ITALIAN FINANCE:                                                          2.21%
-------------------------------------------------------------------------------

IL 2,930,000,000
                 Nordic Investment Bank Notes,
                 12.375%, 04/19/1996                                  1,823,834

IL 7,000,000,000
                 Eksportfinans Notes,
                 12.25%, 08/05/1996                                   4,372,458

IL 13,855,000,000
                 Deutsche Bank, Finance NV,
                 11.00%, 11/07/1996                                   8,600,840

IL 16,805,000,000
                 Abbey National Treasury Service, 12.00%,
                 11/24/1997                                          10,513,729
                                                                  -------------

Total Italian Finance (Cost $25,477,236)                             25,310,861
                                                                  -------------

Total Foreign Investments (Cost $69,333,583)                         69,284,009
                                                                  -------------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------

Total Investments (Cost $1,157,748,980)
(Note J, below)                                      104.22%      1,190,974,514
                                                                  -------------

Cash and Other Assets,
Less Liabilities                                      (4.22)       (48,206,184)
                                                     -------      -------------

Net Assets (Equivalent to $13.30
per share based on 85,912,620 shares
of capital stock outstanding)                        100.00%     $1,142,768,330
                                                     =======     ==============


-------------------------------------------------------------------------------

(A) Commercial paper owned at September 30, 1995, was purchased at a rate of 6.35%.

(B) $13,000,000 principal amount segregated as collateral for when-issued securities

(C) $770,000 principal amount pledged as collateral for futures transactions

(D) $60,000,000 principal amount segregated as collateral for futures transactions

(E) $790,000 principal amount pledged as collateral for futures transactions

(F) $61,000,000 principal amount segregated as collateral for futures transactions

(G) $57,585,000 principal amount segregated as collateral for when-issued securities

(H) Fair-valued security

(I) When-issued security

(J) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

(K) At September 30, 1995, the Fund had long positions in 642 December 1995 German 5 year bond futures contracts. The contracts had a market value of $113,922,428 and unrealized appreciation of $1,034,710 at September 30, 1995.

See Notes to Financial Statements.


                          Schedule of Investments--Taxable Bond Portfolios    3

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein Short Duration Plus Portfolio
                              September 30, 1995


Principal Amount   Description                                    Market Value*
-------------------------------------------------------------------------------
DOMESTIC INVESTMENTS:                                                    95.62%
-------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, p. 5):                                          0.30%
-------------------------------------------------------------------------------

       1,601,000 Cigna Corp., 10/02/1995                          $   1,600,718
                                                                  -------------

Total Commercial Paper (Cost $1,600,718)                              1,600,718
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     67.86%
-------------------------------------------------------------------------------

     153,370,000 4.25%, 05/15/1996 (Notes B & C, p. 5)              151,979,854

      12,930,000 7.375%, 05/15/1996                                  13,075,462

     103,580,000 6.25%, 08/31/1996                                  104,065,376

      15,380,000 7.25%, 11/15/1996                                   15,634,708

      77,100,000 6.50%, 04/30/1997                                   77,943,166
                                                                  -------------

Total U.S. Treasury Notes (Cost $361,400,887)                       362,698,566
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                      5.99%
-------------------------------------------------------------------------------

      12,865,000 7.25%, 05/15/2016                                   13,773,591

      16,560,000 7.50%, 11/15/2016                                   18,210,800
                                                                  -------------

Total U.S. Treasury Bonds (Cost $30,338,972)                         31,984,391
                                                                  -------------

-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     2.61%
-------------------------------------------------------------------------------

       1,886,000 Countrywide Funding Corp.,
                 Series 1994-12 Class A5,
                 7.00%, 10/25/2014 (Note D, p. 5)                    1,893,367

         782,590 Federal National Mortgage Association
                 Interest Only Strip,
                 Series 34 Class 2, 9.00%, 05/25/2018                  204,452

       1,323,189 Federal National Mortgage Association
                 Interest Only Strip,
                 Series 60 Class 2, 9.50%, 01/25/2019                  359,747

       4,396,471 Federal National Mortgage Association
                 Interest Only Strip,
                 Series 149 Class 2, 9.50%, 06/25/2022               1,195,308

       3,519,570 G.E. Capital Mortgage Services,
                 Inc. Series 1994-5 Class A4,
                 6.50%, 02/25/2024 (Note D, p. 5)                    3,505,640

         754,023 G.E. Capital Mortgage Services, Inc.
                 Series 1994-11 Class A1,
                 6.50%, 03/25/2024 (Note D, p. 5)                      751,432

       2,407,119 Prudential Home Mortgage Securities
                 Series 1994-15 Class A1,
                 8.00%, 05/25/2024 (Note D, p. 5)                    2,473,065


       1,515,883 Residential Funding Mortgage Inc.,
                 Securities 1, Series 1994-S15 Class A8,
                 7.75%, 07/25/2024
                 (Note D, p. 5)                                       1,534,753

       2,015,456 Residential Funding Mortgage Inc.,
                 Securities 1, Series 1995-S3 Class A1,
                 7.65%, 04/25/2025
                 (Note D, p. 5)                                       2,023,329
                                                                  -------------

Total Mortgage Derivatives (Cost $13,729,771)                        13,941,093
                                                                  -------------

-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                  14.37%
-------------------------------------------------------------------------------

       2,029,747 Federal National Mortgage Association
                 Pool #303305,
                 12.00%, 05/01/2016                                   2,283,465


          10,632 Government National Mortgage Association
                 Pool #183717,
                 9.00%, 11/15/2016                                       11,203

       2,456,302 Federal Home Loan Mortgage Corp.
                 Pool #A00863, 9.50%, 09/01/2019                      2,598,286

      11,306,081 Government National Mortgage Association
                 Pool #780118,
                 9.50%, 08/15/2021                                   12,087,659

       5,005,000 Government National Mortgage Association
                 Pool #780254,
                 9.50%, 11/15/2021                                    5,367,862

       2,392,192 Federal National Mortgage Association
                 Pool #303274,
                 9.50%, 07/01/2022                                    2,531,219

       5,429,979 Federal Home Loan Mortgage Corp.
                 Pool #C80252, 8.50%, 01/01/2025                      5,625,072

       1,142,647 Federal Home Loan Mortgage Corp.
                 Pool #C80253, 9.00%, 01/01/2025                      1,195,485

       4,866,824 Federal Home Loan Mortgage Corp.
                 Pool #D58872, 8.50%, 02/01/2025                      5,041,684

       2,309,972 Federal National Mortgage Association
                 Pool #303412,
                 9.50%, 02/01/2025                                    2,444,220

         962,872 Federal Home Loan Mortgage Corp. Pool
                 #C80286, 9.00%, 03/01/2025                           1,007,397

       4,419,588 Federal Home Loan Mortgage Corp.
                 Pool #C80288, 9.00%, 04/01/2025                      4,623,959

       5,911,398 Federal Home Loan Mortgage Corp.
                 Pool #D59628, 9.00%, 04/01/2025                      6,184,753

       4,505,284 Government National Mortgage Association
                 II ARM Pool #008621, 7.00%, 04/20/2025               4,596,782

       5,264,242 Government National Mortgage Association
                 II ARM Pool #008631, 7.00%, 05/20/2025               5,371,153

       5,031,306 Federal Home Loan Mortgage Corp.
                 Pool #C00404, 8.50%, 06/01/2025                      5,212,076

4  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------

       5,284,620 Government National Mortgage Association
                 II ARM Pool #008643, 7.00%, 06/20/2025           $   5,391,945

       5,235,000 Government National Mortgage Association
                 II ARM Pool #008684, 6.00%, 08/20/2025               5,246,360
                                                                  -------------
Total Mortgage Pass-Throughs
(Cost $76,202,363)                                                   76,820,580
                                                                  -------------

-------------------------------------------------------------------------------
FINANCE:                                                                  3.96%
-------------------------------------------------------------------------------

       5,150,000 Korea Development Bank, Yankee Medium-Term
                 Notes, 8.90%, 03/12/1996                             5,211,877

       2,965,000 General Motors Acceptance Corp. Medium-Term
                 Notes, 6.25%, 06/10/1996                             2,970,545

       2,395,000 General Motors Acceptance Corp. Debentures,
                 8.25%, 08/01/1996                                    2,437,152

       2,500,000 Salomon Inc. Medium-Term Notes,
                 8.36%, 02/28/1997                                    2,548,975

         820,000 Lehman Brothers Inc. Senior Subordinated
                 Notes, 9.50%, 06/15/1997                               859,048

       2,520,000 World Savings & Loan Association
                 Subordinated Notes,
                 10.25%, 10/01/1997                                   2,710,386

       4,515,000 Lehman Brothers Holdings, Inc. Notes,
                 5.75%, 02/15/1998                                    4,430,840
                                                                  -------------

Total Finance (Cost $20,909,332)                                     21,168,823
                                                                  -------------

-------------------------------------------------------------------------------
INDUSTRIAL:                                                               0.53%
-------------------------------------------------------------------------------

       1,170,000 Auburn Hills Trust--Chrysler,
                 Credit Sensitive Notes, 12.00%, 05/01/2020           1,722,919

         980,000 Delta Air Lines, Inc. Debentures,
                 9.75%, 05/15/2021                                    1,115,897
                                                                  -------------

Total Industrial (Cost $1,706,788)                                    2,838,816
                                                                  -------------

Total Domestic Investments (Cost $505,888,831)                      511,052,987
                                                                  -------------

-------------------------------------------------------------------------------
FOREIGN INVESTMENTS:                                                      3.40%
-------------------------------------------------------------------------------
CANADIAN TREASURY BILL:                                                   2.41%
-------------------------------------------------------------------------------

C$ 18,400,000
                 09/05/1996                                          12,867,211
                                                                  -------------
Total Canadian Treasury Bill
(Cost $12,922,957)                                                   12,867,211
                                                                  -------------

-------------------------------------------------------------------------------
ITALIAN FINANCE:                                                          0.99%
-------------------------------------------------------------------------------

IL 8,520,000,000
                 Deutsche Bank, Finance NV,
                 11.00%, 11/07/1996                                   5,289,005
                                                                  -------------

Total Italian Finance (Cost $5,295,984)                               5,289,005
                                                                  -------------

Total Foreign Investments (Cost $18,218,941)                         18,156,216
                                                                  -------------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------

Total Investments (Cost $524,107,772)
(Note E, below)                                        99.02%      $529,209,203

Cash and Other Assets, Less Liabilities                 0.98          5,252,589
                                                      -------      ------------
Net Assets (Equivalent to $12.49
per share based on 42,780,571
shares of capital stock outstanding)                  100.00%      $534,461,792
                                                      =======      ============
-------------------------------------------------------------------------------

(A) Commercial paper owned at September 30, 1995, was purchased at a rate of 6.35%.

(B) $465,000 principal amount pledged as collateral for futures transactions

(C) $36,000,000 principal amount segregated as collateral for futures transactions

(D) Fair-valued security

(E) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

(F) At September 30, 1995, the Fund had long positions in 188 December 1995 German 5 year bond futures contracts. The contracts had a market value of $33,360,462 and unrealized appreciation of $129,654 at September 30, 1995.


See Notes to Financial Statements.,

                           Schedule of Investments--Taxable Bond Portfolios   5

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                 Bernstein Government Short Duration Portfolio
                              September 30, 1995


-------------------------------------------------------------------------------
Principal Amount  Description                                     Market Value*
-------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, below):                                         1.14%
-------------------------------------------------------------------------------
       1,641,000 Cigna Corp., 10/02/1995                           $  1,640,711
                                                                  -------------

Total Commercial Paper (Cost $1,640,711)                              1,640,711
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     90.73%
-------------------------------------------------------------------------------

      12,750,000   7.875%, 07/15/1996                                12,961,153

      11,695,000   7.875%, 07/31/1996                                11,899,662

      10,380,000   6.25%, 08/31/1996                                 10,428,641

       6,540,000   6.875%, 10/31/1996                                 6,617,661

      25,950,000   4.375%, 11/15/1996                                25,576,969

      14,670,000   7.25%, 11/15/1996                                 14,912,950

       7,370,000   6.625%, 03/31/1997                                 7,457,519

      33,100,000   6.50%, 04/30/1997                                 33,461,982

       7,000,000   6.50%, 05/15/1997                                  7,074,375
                                                                  -------------

Total U.S. Treasury Notes (Cost $129,693,048)                       130,390,912
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                      6.32%
-------------------------------------------------------------------------------
       1,980,000   7.25%, 05/15/2016                                  2,119,837

       6,335,000   7.50%, 11/15/2016                                  6,966,511
                                                                  -------------

Total U.S. Treasury Bonds (Cost $8,565,885)                           9,086,348
                                                                  -------------


-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------

Total Investments (Cost $139,899,644)
(Note B, below)                                       98.19%       $141,117,971

Cash and Other Assets, Less Liabilities                1.81           2,604,597
                                                     -------      -------------

Net Assets (Equivalent to $12.55
per share based on 11,447,945
shares of capital stock outstanding)                 100.00%       $143,722,568
                                                     =======      =============

-------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1995, was purchased at a rate of 6.35%.

(B) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

*See Note 1, page 23 in Notes to Financial Statements.

See Notes to Financial Statements.

6  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

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
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
                        Sanford C. Bernstein Fund, Inc.

                                 ANNUAL REPORT
                              SEPTEMBER 30, 1995

                            Schedule of Investments
                           Municipal Bond Portfolios

                              -------------------

                             Diversified Municipal
                             California Municipal
                              New York Municipal
                     Short Duration Diversified Municipal
                      Short Duration California Municipal
                       Short Duration New York Municipal

                        Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio, Bernstein New York Municipal Portfolio, Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio (six of the ten portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1995 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York

November 17, 1995

                    Sanford C. Bernstein Fund, Inc.
                        Schedule of Investments
               Bernstein Diversified Municipal Portfolio
                          September 30, 1995

Principal Amount         Description                              Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   5.05%
-------------------------------------------------------------------------------
Commercial Paper (Note A, p.10): 1.15%

       7,634,000 Prudential Funding Corp., 10/02/1995              $  7,632,675
                                                                   ------------

Total Commercial Paper (Cost $7,632,675)                              7,632,675
                                                                   ------------


Tax-Exempt Variable-Rate Demand Note: 1.20%

       7,900,000 New York City, New York,
                 Daily Floater, Putable Daily,
                 4.80%, 08/01/2021                                    7,900,000
                                                                   ------------

Total Tax-Exempt Variable-Rate
Demand Note (Cost $7,900,000)                                         7,900,000
                                                                   ------------

Municipal Notes: 2.70%

       2,800,000 Nassau County, New York Tax
                 Anticipation Notes, 4.50%, 03/15/1996                2,807,896

       1,760,000 West Virginia School Building
                 Authority, 6.25%, 07/01/1996                         1,787,227

       1,740,000 Rhode Island Solid Waste
                 Management Corp., 4.75%, 08/01/1996                  1,747,986

      11,415,000 Texas State Tax & Revenue
                 Anticipation Notes Series A,
                 4.75%, 08/30/1996                                   11,499,699
                                                                   ------------

Total Municipal Notes (Cost $17,821,833)                             17,842,808
                                                                   ------------

Total Short-Term Investments (Cost $33,354,508)                      33,375,483
                                                                   ------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                       1.53%
-------------------------------------------------------------------------------

      10,000,000 6.50%, 05/15/1997                                   10,106,250
                                                                   ------------

Total U.S. Treasury Note (Cost $10,069,339)                          10,106,250
                                                                   ------------

-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    17.83%
-------------------------------------------------------------------------------

         900,000 Lower Colorado River Authority,
                 Texas Revenue, 9.25%, 01/01/2014,
                 Prerefunded 01/01/1996 @102                            929,313

       1,975,000 Tuskegee Public Education Building
                 Authority, Alabama, 9.625%, 08/01/2011,
                 Prerefunded 08/01/1996 @102                          2,104,303

       1,000,000 Washington State Motor Vehicle
                 Fuel Tax, 7.60%, 09/01/1999,
                 Prerefunded 09/01/1996 @100                          1,033,100

       6,730,000 Florida Municipal Power Agency
                 Revenue, St. Lucie Project,
                 6.50%, 10/01/2015,
                 Prerefunded 10/01/1996 @100
                 (Note B, p. 10)                                      6,901,817

       1,665,000 Snohomish County Public Utility
                 District No. 1, Washington Electric
                 Revenue, 7.875%, 01/01/2006,
                 Prerefunded 01/01/1997 @102                          1,772,875

       1,000,000 Cypress-Fairbanks Independent
                 School District, Texas GO Series A,
                 8.75%, 02/01/1997, Escrowed to Maturity              1,059,540

       2,800,000 Harris County, Texas Toll Road
                 Senior Lien-A, 7.40%, 08/15/2017,
                 Prerefunded 02/15/1997 @103                          3,002,552

       1,000,000 Baltimore, Maryland Certificates of
                 Participation, 7.20%, 04/01/1997,
                 Escrowed to Maturity                                 1,044,410

       1,350,000 Mercer County Improvement
                 Authority, New Jersey Solid Waste
                 Revenue, 7.90%, 04/01/2013,
                 Prerefunded 04/01/1997 @102                          1,447,875

       1,840,000 Du Page, Illinois Water Revenue,
                 6.875%, 05/01/2014,
                 Prerefunded 05/01/1997 @102                          1,950,087

       1,000,000 Fulton County School District,
                 Georgia GO, 7.05%, 05/01/2000,
                 Prerefunded 05/01/1997 @103                          1,072,650

       2,000,000 Tuscaloosa, Alabama Water & Sewer
                 Revenue Series B, 8.50%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                          2,180,680

         400,000 University of Texas, Permanent University
                 Fund Series A, 8.60%, 07/01/1997,
                 Escrowed to Maturity                                   429,356

       2,640,000 Intermountain Power Agency, Utah
                 Power Supply Revenue Series C,
                 8.625%, 07/01/2021,
                 Prerefunded 07/01/1997 @102                          2,883,989

       1,240,000 Hazel Crest, Illinois Hospital Facilities,
                 9.125%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                          1,364,905

       2,700,000 Chandler, Arizona GO,
                 9.60%, 07/01/1997,
                 Escrowed to Maturity                                 2,945,403

       1,805,000 Kentucky State Turnpike Authority,
                 Resource Recovery Road Revenue,
                 13.125%, 07/01/2009,
                 Prerefunded 07/01/1997 @100                          2,071,219

       1,000,000 Wyandotte County Capital
                 Improvement Corp., Kansas Criminal
                 Justice Complex, Certificates of
                 Participation, 7.35%, 09/01/1999,
                 Prerefunded 09/01/1997 @102                          1,076,560

       1,400,000 Washington State Motor Vehicle Fuel
                 Tax, 8.70%, 09/01/2000,
                 Prerefunded 09/01/1997 @100                          1,514,814

*See Note 1, page 23 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios  1

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

       2,135,000 Washington State GO,
                 8.90%, 10/01/2002,
                 Prerefunded 10/01/1997 @100                       $  2,323,521

       4,310,000 Colorado Springs, Colorado Utilities
                 Revenue Series B, 10.50%, 11/15/2022,
                 Prerefunded 11/15/1997 @100                          4,848,707

       1,000,000 Passaic Valley Sewer Commission,
                 New Jersey Series C, 7.10%, 12/01/2020,
                 Prerefunded 12/01/1997 @102                          1,078,530

       2,000,000 Jacksonville Health Facilities
                 Authority, Florida, St. Vincent DePaul
                 Health System Project, 9.10%, 12/01/2015,
                 Prerefunded 12/01/1997 @100                          2,203,040

       4,000,000 Minneapolis, Minnesota Hospital
                 Revenue, Lifespan Inc. Series B,
                 9.125%, 12/01/2014,
                 Prerefunded 12/01/1997 @102                          4,476,960

       1,000,000 Adams & Arapahoe Counties School
                 District No. 28J, Colorado GO Series A,
                 9.50%, 12/01/1997, Escrowed to Maturity              1,107,510

       1,525,000 Charleston, South Carolina
                 Waterworks and Sewer Revenue,
                 7.75%, 01/01/2018,
                 Prerefunded 01/01/1998 @102                          1,667,298

       1,695,000 Grand Rapids, Michigan Water Supply
                 Revenue, 7.875%, 01/01/2018,
                 Prerefunded 01/01/1998 @102                          1,857,652

       1,000,000 Washington State GO,
                 6.90%, 02/01/1998, Escrowed to Maturity              1,057,990

         890,000 Harris County, Texas Toll Road
                 Unlimited Tax, 10.375%, 08/01/2014,
                 Prerefunded 02/01/1998 @100                          1,008,308

       3,050,000 Harris County, Texas Toll Road Senior
                 Lien-C, 8.125%, 08/15/2017,
                 Prerefunded 02/15/1998 @103                          3,393,521

       1,475,000 Orlando Utilities Commission, Florida
                 Water and Electric Revenue,
                 6.05%, 04/01/1998,
                 Escrowed to Maturity                                 1,549,591

       1,000,000 Wisconsin State GO Series E,
                 6.90%, 05/01/2008,
                 Prerefunded 05/01/1998 @101                          1,071,650

       1,025,000 Wisconsin State GO Series E,
                 7.25%, 05/01/2006,
                 Prerefunded 05/01/1998 @101                          1,107,103

       1,335,000 Ohio State Water Development
                 Authority Revenue Series I,
                 7.50%, 12/01/2008,
                 Prerefunded 06/01/1998 @102                          1,466,738

       1,100,000 Los Angeles, California Wastewater
                 Revenue, 6.80%, 08/01/2019,
                 Prerefunded 08/01/1998 @102                          1,196,448

       1,400,000 Minnesota State GO,
                 7.10%, 08/01/2003,
                 Prerefunded 08/01/1998 @100                          1,505,042

       1,200,000 Minnesota State GO,
                 7.25%, 08/01/2004,
                 Prerefunded 08/01/1998 @100                          1,294,776

       1,065,000 Wisconsin State Health & Educational
                 Facility Authority Revenue, Wheaton
                 Franciscan Services, Inc.,
                 8.20%, 08/15/2018,
                 Prerefunded 08/15/1998 @102                          1,193,641

       1,960,000 Chicago Metropolitan Water
                 Reclamation District, Illinois GO,
                 7.25%, 01/01/2006,
                 Prerefunded 01/01/1999 @100                         2,126,855

       1,250,000 Virginia Public School Authority,
                 6.75%, 01/15/2003,
                 Prerefunded 01/15/1999 @101                          1,351,538

       1,300,000 Connecticut State Special Tax
                 Obligation Series A, 7.15%, 02/01/2005,
                 Prerefunded 02/01/1999 @102                          1,433,978

       2,000,000 Salt Lake City, Utah, IHC Hospitals
                 Series B, 7.25%, 02/15/2020,
                 Prerefunded 02/15/1999 @102                          2,210,820

       1,450,000 Washington State Motor Vehicle
                 Fuel Tax, 7.00%, 03/01/1999,
                 Escrowed to Maturity                                 1,568,030

       1,445,000 Illinois Health Facilities Authority
                 Revenue, Lutheran Health Systems
                 Series C, 7.375%, 04/01/2008,
                 Prerefunded 04/01/1999 @102                          1,607,548

       3,170,000 Puerto Rico Electric Power Authority
                 Series O, 7.125%, 07/01/2014,
                 Prerefunded 07/01/1999 @101.50                       3,522,536

       1,200,000 Metropolitan Atlanta Rapid Transit
                 Authority, Georgia Sales Tax Revenue
                 Series L, 7.20%, 07/01/2020,
                 Prerefunded 07/01/1999 @102                          1,337,232

       1,800,000 Washington Public Power Supply
                 System Revenue, Nuclear Project
                 No. 1 Series A, 7.50%, 07/01/2015,
                 Prerefunded 07/01/1999 @102                          2,020,986

       4,000,000 Maryland State Health & Higher
                 Educational Facilities Authority
                 Revenue, Good Samaritan Hospital,
                 7.50%, 07/01/2021,
                 Prerefunded 07/01/1999 @102                         4,498,480

       1,070,000 University of Maryland System
                 Auxiliary Facility & Tuition Revenue
                 Series A, 7.20%, 10/01/2009,
                 Prerefunded 10/01/1999 @102                          1,198,657

2   Sanford C. Bernstein Fund, Inc.--1995 Annual Report

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

       2,120,000 Tampa, Florida, Allegany Health
                 System, 7.375%, 12/01/2023,
                 Prerefunded 12/01/1999 @102                       $  2,401,154

       6,680,000 Franklin County, Ohio Hospital
                 Revenue, 7.60%, 05/15/2020,
                 Prerefunded 05/15/2000 @102                          7,657,484

         795,000 El Paso County, Texas GO,
                 6.80%, 07/01/2000, Escrowed to Maturity                872,218

       1,575,000 Fulton County Building Authority,
                 Georgia Series A, 8.40%, 01/01/2001,
                 Escrowed to Maturity                                 1,852,373

       3,000,000 Austin, Texas Utility Systems
                 Series A, 8.00%, 11/15/2016,
                 Prerefunded 05/15/2001 @100                          3,494,550

       1,000,000 South Carolina Public Service
                 Authority Revenue Series B,
                 7.00%, 07/01/2012,
                 Prerefunded 07/01/2001 @102                          1,137,920

       2,330,000 Fulton County Building Authority,
                 Georgia Series A, 8.75%, 01/01/2005,
                 Escrowed to Maturity                                 2,970,028

         150,000 Florida State Board of Education GO,
                 9.125%, 06/01/2014,
                 Escrowed to Maturity                                   204,263

       3,460,000 Maricopa County Industrial
                 Development Authority, Arizona,
                 Single Family Mortgage Revenue
                 Series 1983A, 0.00%, 12/31/2014,
                 Escrowed to Maturity (Note C, p. 10)                 1,058,725

       1,000,000 Bell County, Texas Health Facilities
                 Development Corp., Lutheran General
                 Health Care Systems, 6.50%, 07/01/2019,
                 Escrowed to Maturity                                 1,082,730
                                                                   ------------

Total Prerefunded/Escrowed (Cost $114,713,733)                      117,801,579
                                                                   ------------

-------------------------------------------------------------------------------
INSURED (Note D, p. 10):                                                 29.12%
-------------------------------------------------------------------------------

       2,075,000 Louisiana Public Facilities Authority,
                 Special Assessment, FSA,
                 3.75%, 04/01/1996                                    2,073,278

       1,315,000 North Slope Boro, Alaska GO, MBIA,
                 6.25%, 06/30/1996                                    1,337,000

       1,045,000 West Virginia School Building
                 Authority Revenue, MBIA,
                 6.25%, 07/01/1996                                    1,061,166

       1,495,000 Baton Rouge, Louisiana Sales & Use
                 Tax, FSA, 9.00%, 08/01/1996                          1,554,172

       1,175,000 Utah State Board of Regents Student
                 Loan Revenue Series A, AMBAC,
                 7.125%, 11/01/1996                                   1,208,734

       1,025,000 Snohomish County, Washington Solid
                 Waste Revenue, MBIA,
                 8.00%, 12/01/1996                                    1,069,557

       1,000,000 Pennsylvania Industrial
                 Development Authority, AMBAC,
                 4.55%, 01/01/1997                                    1,006,660

       1,000,000 Muscatine, Iowa Electric Revenue,
                 AMBAC, 4.80%, 01/01/1997                             1,009,530

       2,285,000 Alabama Higher Education Loan
                 Corporation, Student Loan Revenue,
                 FSA, 4.90%, 03/01/1997                               2,297,545

       1,060,000 Lowell, Massachusetts State Qualified,
                 CGIC, 6.375%, 04/01/1997                             1,096,718

       1,000,000 Alaska Student Loan Corporation,
                 Student Loan Revenue, AMBAC,
                 4.80%, 07/01/1997                                    1,008,740

       1,350,000 Florida State General Services
                 Revenue, Environmental Preservation
                 Department Series 2000-A, AMBAC,
                 5.00%, 07/01/1997                                    1,370,587

       1,140,000 Phoenix, Arizona Airport Revenue,
                 MBIA, 5.05%, 07/01/1997                              1,161,215

       1,000,000 Louisiana State GO Series A, FGIC,
                 6.60%, 08/01/1997                                    1,045,600


       1,000,000 New Orleans, Louisiana Water Revenue,
                 MBIA, Callable 12/01/1996 @102,
                 7.00%, 12/01/1997                                    1,051,600

       1,000,000 Cook County School District No. 201,
                 Illinois, FGIC, 7.30%, 12/01/1997                    1,067,720

       1,000,000 Pennsylvania State Series A, AMBAC,
                 6.30%, 01/01/1998                                    1,048,990

       1,000,000 Chicago Metropolitan Water
                 Reclamation District, Illinois GO,
                 FGIC, 8.60%, 01/01/1998                              1,094,660

       1,800,000 Brownsville, Texas GO, AMBAC,
                 5.80%, 02/15/1998                                    1,866,114

       1,705,000 San Diego County Regional Transportation
                 Authority, California Sales Tax Revenue, FGIC,
                 5.00%, 04/01/1998                                    1,747,472

       2,625,000 Cabell County Board of Education,
                 West Virginia, MBIA, 8.00%, 05/01/1998               2,865,240

       1,875,000 New Jersey State Transportation
                 Trust Fund Series B, MBIA,
                 5.00%, 06/15/1998                                    1,919,475

       6,600,000 Illinois State, FGIC,
                 5.25%, 07/01/1998                                    6,803,082

       1,000,000 Pima County Unified School District
                 No. 10, Arizona GO Series A, FGIC,
                 7.00%, 07/01/1998                                    1,074,120

       2,300,000 Nassau County, New York, FGIC,
                 5.00%, 08/01/1998                                    2,361,341

                          Schedule of Investments--Municipal Bond Portfolios   3

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

       2,100,000 Dade County School District, Florida,
                 MBIA, 6.00%, 08/01/1998                           $  2,209,851

       1,480,000 Arizona State Certificates of Participation
                 Series A, AMBAC,
                 5.45%, 11/01/1998                                    1,531,489

       1,165,000 Massachusetts Series A, FGIC, 7.20%,
                 02/01/1999                                           1,269,291


       1,000,000 Convention Center Authority,
                 Rhode Island Revenue Series A,
                 MBIA, 8.90%, 05/15/1999                              1,144,090

       2,000,000 Pennsylvania Intergovernmental
                 Cooperation Authority, Special Tax
                 Revenue, FGIC, 5.75%, 06/15/1999                     2,095,920

       1,175,000 Chicago, Illinois Motor Fuel Tax
                 Revenue, AMBAC, 6.60%, 01/01/2000                    1,264,041

       1,200,000 Plano, Texas Waterworks and Sewer
                 Revenue, AMBAC, 6.90%, 05/01/2000                    1,320,948

       4,295,000 Clark County School District, Nevada
                 GO, FGIC, 8.25%, 05/01/2000                          4,946,380

       3,500,000 Pennsylvania Intergovernmental
                 Cooperation Authority, Special Tax
                 Revenue, FGIC, 6.00%, 06/15/2000                     3,722,810

       1,000,000 Alaska Student Loan Corporation,
                 Student Loan Revenue Series A,
                 AMBAC, 5.375%, 07/01/2000                            1,029,600

       2,000,000 Dade County, Florida GO, FGIC,
                 12.00%, 10/01/2000                                   2,689,480

       1,465,000 Northglenn, Colorado Series A,
                 MBIA, 6.60%, 11/01/2000                              1,512,466

       2,275,000 Clark County Public Utility District
                 No. 1, Washington Electric Revenue,
                 FGIC, 7.10%, 01/01/2001                              2,526,933

       1,000,000 Humble Independent School District,
                 Texas GO, PSF Guaranteed,
                 7.625%, 02/01/2001                                   1,143,360

       1,000,000 Maricopa County Unified School
                 District No. 97, Arizona GO,
                 Deer Valley Project, FGIC,
                 7.40%, 07/01/2002                                    1,162,510

       1,100,000 Austin, Texas Utility Systems
                 Revenue, MBIA, 9.25%, 11/15/2002                     1,390,717

         180,000 Grapevine-Colleyville Independent
                 School District, Texas GO, AMBAC,
                 7.50%, 08/15/2003                                      211,378

         740,000 Grapevine-Colleyville Independent
                 School District, Texas GO Series A,
                 AMBAC, 7.50%, 08/15/2003                               869,530

       1,000,000 District of Columbia GO Series B-3,
                 MBIA, 5.20%, 06/01/2004                              1,003,380

       3,360,000 Alabama Higher Education Loan
                 Corporation, Student Loan Revenue,
                 FSA, 5.85%, 09/01/2004                               3,458,414

       1,110,000 Washington, D.C. Metro Area Transit,
                 Gross Revenue, FGIC,
                 Callable 01/01/2004 @102,
                 5.00%, 01/01/2006                                    1,101,142

       1,000,000 Denton Independent School District,
                 Texas GO, PSF Guaranteed,
                 4.80%, 02/15/2006                                      975,230

       1,150,000 Philadelphia Municipal Authority,
                 Pennsylvania Lease Revenue
                 Series C, FGIC, 5.00%, 04/01/2006                    1,137,971

       1,000,000 Utah State Board of Regents Student
                 Loan Revenue Series J, AMBAC,
                 6.00%, 05/01/2006                                    1,046,170

       1,710,000 Detroit, Michigan Water Supply Revenue,
                 FGIC, Callable 07/01/2004 @102,
                 4.90%, 07/01/2006                                    1,658,187

       4,775,000 Chicago, Illinois GO, FGIC,
                 5.50%, 01/01/2007                                    4,842,518

       2,065,000 Round Rock Independent School
                 District, Texas GO, PSF Guaranteed,
                 0.00%, 02/15/2007 (Note C, p. 10)                    1,118,363

       2,000,000 Connecticut State Special Tax
                 Obligation, Revenue Transportation
                 Infrastructure Series A, FGIC,
                 Callable 06/01/2005 @101,
                 5.20%, 06/01/2007                                    1,977,480

       8,140,000 District of Columbia GO, MBIA,
                 6.00%, 06/01/2007                                    8,497,590

       1,250,000 Detroit, Michigan Water Supply Revenue,
                 FGIC, Callable 07/01/2004 @102,
                 5.00%, 07/01/2007                                    1,215,287

       1,000,000 Berkley City School District, Michigan,
                 FGIC, 7.00%, 01/01/2008                              1,151,560


       3,875,000 Regional Transportation Authority,
                 Illinois Series A, AMBAC,
                 Callable 06/01/2004 @102,
                 6.00%, 06/01/2008                                    4,019,848

       4,140,000 Washington, D.C. Metropolitan Airport
                 Authority Revenue Series A, MBIA,
                 Callable 10/01/2004 @102,
                 5.80%, 10/01/2008                                    4,217,459

       2,750,000 Indianapolis, Indiana Resource
                 Recovery Revenue, Ogden Martin
                 System Inc. Project, AMBAC,
                 6.75%, 12/01/2008 (Note E, p. 10)                    2,909,802

       1,675,000 Chicago, Illinois O'Hare International
                 Airport Revenue, 2nd Lien-Series C,
                 MBIA, 5.75%, 01/01/2009                              1,732,988

       2,415,000 Massachusetts Bay Transportation
                 Authority Series A, FGIC,
                 5.50%, 03/01/2009                                    2,435,383

4  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------
       4,000,000 Massachusetts Bay Transportation
                 Authority Series A, MBIA,
                 5.50%, 03/01/2009                                 $  4,033,760

       1,400,000 Chicago School Finance Authority,
                 Illinois Series A, FGIC,
                 Callable 06/01/2003 @102,
                 5.50%, 06/01/2009                                    1,402,548

       2,735,000 Philadelphia, Pennsylvania Airport
                 Revenue Series A, AMBAC,
                 Callable 06/15/2005 @102,
                 5.75%, 06/15/2009                                    2,769,598

      10,000,000 Intermountain Power Agency, Utah
                 Power Supply Revenue Series B,
                 MBIA, 6.50%, 07/01/2009 (Note E, p. 10)             10,773,800

       1,575,000 Philadelphia, Pennsylvania Airport
                 Revenue Series A, AMBAC,
                 Callable 06/15/2005 @102,
                 5.75%, 06/15/2010                                    1,581,489

       1,500,000 Brownsville, Texas Utility System
                 Revenue, AMBAC,
                 Callable 09/01/2005 @100,
                 6.25%, 09/01/2010 (Note F, p. 10)                    1,621,305

       1,000,000 Amarillo Junior College District,
                 Texas, FGIC, 5.125%, 02/15/2011                        949,430

       1,275,000 Brownsville, Texas Utility Stystem
                 Revenue, AMBAC,
                 Callable 09/01/2005 @100,
                 6.25%, 09/01/2011 (Note F, p. 10)                    1,395,360

       1,000,000 Amarillo Junior College District,
                 Texas, FGIC, 5.125%, 02/15/2012                        936,230

       1,025,000 Goose Creek Independent School
                 District, Texas, PSF Guaranteed,
                 Callable 02/15/2005 @100,
                 5.50%, 02/15/2012                                      960,630

       4,970,000 Indianapolis, Indiana Gas Utilities
                 Revenue Series B, FGIC,
                 4.00%, 06/01/2012                                    3,976,696

       2,870,000 Lowell, Massachusetts, AMBAC,
                 Callable 08/01/2005 @102,
                 5.50%, 08/01/2012 (Note E, p. 10)                    2,719,095

       1,095,000 University of California Revenue,
                 Multiple Purpose Projects Series C,
                 AMBAC, 5.25%, 09/01/2012                             1,026,103

       1,035,000 Sacramento Municipal Utility District,
                 California Series G, MBIA,
                 6.50%, 09/01/2013                                    1,116,175

       4,900,000 Dade County, Florida Water & Sewer
                 System Revenue, FGIC,
                 Callable 10/01/2003 @102,
                 5.00%, 10/01/2013                                    4,496,436

       1,760,000 Clark County, Nevada Series A,
                 AMBAC, 6.50%, 06/01/2017                             1,892,493

       2,005,000 Los Angeles Convention & Exhibition
                 Center Authority, California Lease
                 Revenue Series A, MBIA,
                 Callable 08/15/2003 @102,
                 5.375%, 08/15/2018                                   1,864,149

       4,940,000 Rhode Island Depositors Economic
                 Protection Corp. Series A, FSA,
                 5.75%, 08/01/2019                                    4,833,000


       1,785,000 Los Angeles, California Wastewater
                 Revenue Series D, FGIC,
                 Callable 11/01/2003 @102,
                 4.70%, 11/01/2019                                    1,483,424

       1,005,000 Regional Transportation Authority,
                 Illinois Series C, FGIC,
                 7.75%, 06/01/2020                                    1,252,532

       1,500,000 Rhode Island Depositors Economic
                 Protection Corp. Series A, FSA,
                 5.50%, 08/01/2020                                    1,407,330

       3,135,000 Illinois State Dedicated Tax Revenue,
                 AMBAC, 6.25%, 12/15/2020                             3,281,875

       2,215,000 Chicago, Illinois GO Series B,
                 AMBAC, 5.125%, 01/01/2022                            2,006,214

       5,770,000 Rhode Island Depositors Economic
                 Protection Corp. Series A, FSA,
                 6.375%, 08/01/2022                                   6,000,973

       2,610,000 Grapevine-Colleyville Independent
                 School District, Texas GO, PSF
                 Guaranteed, 5.125%, 08/15/2022                       2,355,055

       7,910,000 McGee-Creek Authority, Oklahoma
                 Water Revenue, MBIA,
                 6.00%, 01/01/2023 (Note G, p. 10)                    8,135,435

         500,000 Baltimore, Maryland Project Revenue,
                 FGIC, 5.00%, 07/01/2024                                442,415
                                                                   ------------

Total Insured (Cost $184,867,464)                                   192,453,432
                                                                   ------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           33.18%
-------------------------------------------------------------------------------
State General Obligations: 11.25%

       1,305,000 Maryland State, 8.40%, 07/01/1996                    1,349,957

       2,000,000 Louisiana State Series A,
                 6.40%, 08/01/1996                                    2,036,580

       1,610,000 Wisconsin State Series B,
                 7.20%, 08/01/1996                                    1,653,438

       1,000,000 Rhode Island State Series B,
                 8.00%, 08/01/1996                                    1,031,660


       1,000,000 Georgia State Series B,
                 6.70%, 09/01/1996                                    1,026,270

       1,000,000 Maryland State, 8.75%, 09/01/1996                    1,044,670

       1,000,000 Washington State, 8.20%, 10/01/1996                  1,041,690

       1,420,000 Texas Public Finance Authority
                 Series A, 9.00%, 10/01/1996                          1,488,856

       1,715,000 South Carolina State Series U,
                 7.60%, 02/01/1997                                    1,796,703

                          Schedule of Investments--Municipal Bond Portfolios   5

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------
         550,000 Georgia State Series B,
                 8.40%, 04/01/1997                                 $    585,360

       2,000,000 Delaware State Series A,
                 5.60%, 08/15/1997                                    2,060,440

       2,000,000 Connecticut State Resource
                 Recovery Authority Series A,
                 5.30%, 11/15/1997                                    2,045,180

       1,000,000 New Jersey State, 7.20%, 04/15/1998                  1,073,030

       4,130,000 Georgia State Series C,
                 7.25%, 07/01/1998                                    4,470,436

       4,075,000 South Carolina State Series B,
                 5.75%, 08/01/1998                                    4,261,228

       1,000,000 Missouri State, Third State Building
                 Series A, 7.50%, 08/01/1998                          1,091,970

       1,000,000 Texas State Series B,
                 8.00%, 10/01/1998                                    1,105,780

       1,000,000 Georgia State Series D,
                 7.00%, 11/01/1998                                    1,085,650

       1,535,000 Georgia State Series A,
                 7.70%, 02/01/1999                                    1,702,484

       1,000,000 Georgia State Series B,
                 6.30%, 03/01/1999                                    1,065,990

       1,000,000 California State,
                 Callable 04/01/1998 @102,
                 6.80%, 04/01/1999                                    1,068,350


       1,000,000 Georgia State Series B,
                 8.00%, 07/01/1999                                    1,131,320

       2,960,000 Maryland State, Third Series,
                 6.00%, 07/15/1999                                    3,147,427

       2,275,000 Rhode Island State Series A,
                 6.60%, 08/01/1999                                    2,448,423

       3,655,000 New Jersey State, 7.00%, 04/01/2000                  4,051,019

       1,000,000 Massachusetts Series D,
                 6.50%, 07/01/2001                                    1,100,120

       1,090,000 California State, 7.00%, 03/01/2003                  1,235,046

       2,300,000 California State, 7.00%, 03/01/2004                  2,615,859

       1,115,000 California State, 7.10%, 05/01/2004                  1,278,281

       2,735,000 Wisconsin State Series 2,
                 5.00%, 11/01/2007                                    2,693,510

       7,240,000 Massachusetts Series A,
                 Callable 02/01/2003 @102,
                 5.25%, 02/01/2008                                    7,219,873

       1,000,000 California State, 7.20%, 05/01/2008                  1,162,710

       6,060,000 Massachusetts Series B,
                 Callable 07/01/2005 @101,
                 5.50%, 07/01/2008                                    6,122,115

       1,000,000 South Carolina State Series A, Callable
                 03/01/2005 @102,
                 5.00%, 03/01/2009                                      977,040

       3,755,000 Massachusetts Bay Transportation
                 Authority Series A, 5.50%, 03/01/2012                3,710,841

         990,000 Florida State Board of Education,
                 9.125%, 06/01/2014                                   1,372,001

                                                                   ------------
Total State General Obligations (Cost $71,671,859)                   74,351,307
                                                                   ------------

Local General Obligations: 8.90%

       1,300,000 Dallas County, Texas Series B,
                 8.60%, 01/10/1997                                    1,373,827

       1,145,000 Montgomery County, Maryland
                 Series A, 7.30%, 04/01/1997                          1,201,723

       1,000,000 Edison Township, New Jersey,
                 6.50%, 06/01/1997                                    1,037,370

       1,960,000 Maricopa County, Arizona Series
                 A, 6.80%, 07/01/1997                                 2,056,001

       1,375,000 San Antonio, Texas,
                 9.00%, 08/01/1997                                    1,493,938

       1,365,000 Chicago, Illinois, 11.50%, 01/01/1998                1,564,167

       1,670,000 Union County, New Jersey,
                 6.40%, 02/01/1998                                    1,759,161

       1,000,000 New York City Series B,
                 7.20%, 02/01/1998                                    1,055,710

       1,860,000 Milwaukee, Wisconsin Series A5,
                 5.50%, 02/15/1998                                    1,916,302

       1,105,000 Alief Independent School District,
                 Texas, 7.00%, 02/15/1998                             1,178,726

       1,275,000 Columbus, Ohio, 12.00%, 05/15/1998                   1,515,491

       1,000,000 District of Columbia Series A,
                 5.00%, 06/01/1998                                      977,110

       2,000,000 Houston Independent School District,
                 Texas, 8.375%, 08/15/1998                            2,225,220

       1,020,000 Du Page County, Illinois Forest Preserve
                 District, Callable 11/01/1997 @102,
                 7.40%, 11/01/1998                                    1,102,028

       1,245,000 Chicago, Illinois, 11.50%, 01/01/1999                1,496,191

       4,350,000 North Slope Boro, Alaska Series B,
                 6.10%, 06/30/1999                                    4,574,460

       1,000,000 Dallas, Texas Series B,
                 6.00%, 08/15/1999                                    1,066,830

       1,000,000 Montgomery County, Maryland Series B,
                 6.875%, 10/01/1999                                   1,099,670


       1,000,000 Harris County Flood Control District,
                 Texas Series A, 7.125%, 10/01/1999                   1,103,760

       2,960,000 Winston-Salem, North Carolina,
                 8.875%, 06/01/2001                                   3,598,620

       1,960,000 Montgomery County, Maryland,
                  8.60%, 05/01/2002                                   2,402,862

       3,735,000 Pennsylvania Convention & Exhibition
                 Center Authority Revenue Series A,
                 6.25%, 09/01/2004                                    3,935,345

       1,455,000 Montgomery County, Maryland
                 Series A, 5.75%, 07/01/2006                          1,553,445

6   Sanford C. Bernstein Fund, Inc.--1995 Annual Report

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------
       6,525,000 Port of Seattle, Washington,
                 Callable 05/01/2004 @102,
                 5.50%, 05/01/2007                                 $  6,629,270

       2,100,000 Minneapolis, Minnesota Series A,
                 Callable 12/01/2008 @88.848,
                 0.00%, 12/01/2010 (Note C, p. 10)                      872,571

       1,900,000 Minneapolis, Minnesota Series A,
                 Callable 12/01/2008 @83.504,
                 0.00%, 12/01/2011 (Note C, p. 10)                      732,564

       1,000,000 Georgia State Series B,
                 6.00%, 03/01/2012                                    1,061,330

       2,000,000 Du Page County, Illinois Stormwater
                 Project, 5.60%, 01/01/2021                           1,947,120

       6,430,000 Du Page County, Illinois Jail Project,
                 5.60%, 01/01/2021                                    6,259,991
                                                                   ------------
Total Local General Obligations (Cost $56,965,835)                   58,790,803
                                                                   ------------

Tax Lease: 10.19%

       5,060,000 California State Revenue Anticipation
                 Warrants Series C, 5.75%, 04/25/1996
                 (Note H, p. 10)                                      5,111,865

       1,875,000 Detroit, Michigan, Distributable
                 State Aid, 5.375%, 05/01/1996                        1,884,113


       1,050,000 California State Public Works Board
                 Series A, 5.50%, 09/01/1996                          1,062,369

       4,000,000 New York State Certificates of Participation,
                 5.50%, 09/01/1996
                 (Note I, p. 10)                                      4,054,240

       4,005,000 New York State Certificates of
                 Participation, 6.70%, 03/01/1997                     4,127,032

       1,050,000 New York State Dormitory Authority,
                 City University Series A,
                 6.90%, 07/01/1997                                    1,091,832

       1,355,000 Missouri State Regional Convention &
                 Sports Complex Authority Series A,
                 6.00%, 08/15/1997                                    1,398,943

       1,000,000 Ukiah Unified School District,
                 California Certificates of Participation,
                 5.00%, 09/01/1997                                    1,001,570

       1,000,000 New Haven Unified School District,
                 California Certificates of Participation,
                 4.90%, 07/01/1998                                    1,010,650

       1,835,000 Virginia College Building Authority,
                 Virginia Equipment Leasing Program,
                 5.00%, 08/01/1998                                    1,875,572

       1,020,000 Ohio State Building Authority Series C,
                 7.10%, 10/01/1998                                    1,102,345

       1,175,000 MTA, New York Transit Facilities
                 Service Contract Series 7,
                 4.50%, 07/01/1999                                    1,166,141

       1,040,000 New York State Medical Care
                 Facilities Financing Authority,
                 Brookdale Hospital Medical Center
                 Series A, 6.20%, 08/15/1999                          1,055,912

       1,500,000 Ukiah Unified School District, California
                 Certificates of Participation,
                 5.30%, 09/01/1999                                    1,504,635

       1,140,000 Lake County, Illinois Certificates of
                 Participation, 7.20%, 06/01/2000                     1,270,997

       2,375,000 New York State Urban Development
                 Corporation, Correctional Facilities,
                 5.10%, 01/01/2001                                    2,389,986

       3,800,000 MTA, New York Commuter Facilities
                 Service Contract Series O,
                 5.25%, 07/01/2001                                    3,861,750

       2,000,000 New York State Dormitory Authority,
                 State University Series A,
                 5.50%, 05/15/2005                                    2,002,820

       1,005,000 New York State Dormitory Authority,
                 City University, 5.70%, 07/01/2005                   1,011,613

       1,005,000 New York State Dormitory Authority,
                 City University Series C,
                 5.70%, 07/01/2005                                    1,011,613

       2,145,000 New York State Dormitory Authority,
                 City University Series A,
                 5.70%, 07/01/2005                                    2,159,114

       1,330,000 California State Public Works Board,
                 Callable 12/01/2003 @102,
                 5.00%, 12/01/2005                                    1,292,760

       1,720,000 New York State Medical Care Facilities
                 Financing Authority,
                 Mental Health Services,
                 Callable 02/15/2004 @102,
                 5.35%, 02/15/2006                                    1,673,233

       2,405,000 Los Angeles County, California
                 Pension Obligation Certificates,
                 Callable 06/30/1996 @102,
                 6.875%, 06/30/2006                                   2,477,727

       1,070,000 Los Angeles State Building Authority,
                 California Lease Revenue,
                 5.50%, 05/01/2007                                    1,030,934

       2,450,000 New York State Dormitory Authority,
                 State University, 5.50%, 05/15/2007                  2,408,620

       5,000,000 Los Angeles County, California
                 Pension Obligation Certificates
                 Series A, Callable 06/30/1996 @102,
                 6.875%, 06/30/2007                                   5,147,550

       3,890,000 Philadelphia, Pennsylvania Hospitals &
                 Higher Education Facilities Authority
                 Revenue, Callable 08/01/2003 @102,
                 5.875%, 08/01/2007                                   3,778,396


       2,000,000 McLean County Public Building
                 Commission, Illinois, 7.25%, 11/01/2007              2,356,240

                          Schedule of Investments--Municipal Bond Portfolios  7

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------
       4,005,000 California State Public Works Board,
                 5.375%, 06/01/2008                                $  3,884,890

       1,280,000 New York State Dormitory Authority,
                 City University Series A,
                 5.75%, 07/01/2013                                    1,223,693

       1,000,000 Sacramento City Finance Authority,
                 California Series B, 5.40%, 11/01/2020                 916,610
                                                                   ------------

Total Tax Lease (Cost $66,782,665)                                   67,345,765
                                                                   ------------

Special Tax: 2.04%

       1,000,000 New York State Local Government
                 Assistance Corporation Series C,
                 6.05%, 04/01/1997                                    1,029,100

       1,000,000 Metropolitan Atlanta Rapid Transit
                 Authority, Georgia, Sales Tax
                 Revenue Series I, 6.25%, 07/01/1997                  1,021,820

       1,610,000 Arizona State Transportation Board
                 Tax Revenue, 7.30%, 07/01/1997                       1,693,656

       1,000,000 Metropolitan Pier & Exposition
                 Authority, Illinois, McCormick Place
                 Expansion Project Series A,
                 5.90%, 06/15/2003                                    1,070,010

       1,500,000 Metropolitan Pier & Exposition
                 Authority, Illinois, McCormick Place
                 Expansion Project Series A,
                 5.70%, 06/15/2005                                    1,573,905

       2,620,000 Connecticut State Special Tax
                 Obligation, Transportation
                 Infrastructure Series A,
                 5.25%, 09/01/2007                                    2,642,951

       1,000,000 Connecticut State Special Tax
                 Obligation Series B,
                 6.15%, 09/01/2009                                    1,072,630


       3,225,000 Illinois State Sales Tax Revenue
                 Series Q, 6.00%, 06/15/2012                          3,345,647
                                                                   ------------

Total Special Tax (Cost $13,001,861)                                 13,449,719
                                                                   ------------

Miscellaneous Tax: 0.80%

       5,200,000 Indianapolis Local Public
                 Improvement, Bond Bank, Indiana
                 Series B, 6.00%, 01/10/2013                          5,306,236
                                                                   ------------

Total Miscellaneous Tax (Cost $5,051,332)                             5,306,236
                                                                   ------------

Total Tax Supported (Cost $213,473,552)                             219,243,830
                                                                   ------------
-------------------------------------------------------------------------------
REVENUE:                                                                 11.14%
-------------------------------------------------------------------------------

Airport Revenue: 1.10%

       1,500,000 Denver City & County, Colorado
                 Airport Revenue Series B,
                 Callable 11/15/2002 @102,
                 7.25%, 11/15/2005                                    1,634,130

         800,000 Denver City & County, Colorado
                 Airport Revenue Series A,
                 Callable 11/15/2004 @102,
                 7.50%, 11/15/2006                                      891,368

       1,325,000 Denver City & County, Colorado
                 Airport Revenue Series A,
                 Callable 11/15/2001 @102,
                 8.875%, 11/15/2012                                   1,541,067

       2,600,000 Chicago, Illinois, O'Hare International
                 Airport Revenue Senior Lien Series A,
                 Callable 01/01/2004 @102,
                 5.00%, 01/01/2013                                    2,327,936

       1,000,000 Massachusetts Port Authority
                 Revenue Series B,
                 Callable 07/01/2003 @102,
                 5.00%, 07/01/2013                                      889,620

                                                                   ------------
Total Airport Revenue (Cost $6,955,849)                               7,284,121
                                                                   ------------


Electric Revenue: 3.26%

       1,005,000 Massachusetts Municipal Wholesale
                 Electric Company Series D,
                 4.80%, 07/01/1996                                    1,009,583

       1,250,000 Intermountain Power Agency, Utah
                 Power Supply Revenue Series B,
                 6.90%, 07/01/1996                                    1,277,875

       3,320,000 San Antonio, Texas Electric & Gas
                 Revenue, 6.75%, 02/01/1997                           3,446,890

       1,870,000 Massachusetts Municipal Wholesale
                 Electric Company Series B,
                 6.00%, 07/01/1997                                    1,923,912

       3,185,000 Washington Public Power Supply
                  System, 7.00%, 07/01/1997                           3,325,873

       1,045,000 North Carolina Eastern Municipal
                 Power Agency Series A,
                 7.40%, 01/01/1999                                    1,081,962

       1,500,000 Massachusetts Municipal Wholesale
                 Electric Company Series D,
                 5.50%, 07/01/2000                                    1,545,210

       1,500,000 Massachusetts Municipal Wholesale
                 Electric Company Series E,
                 5.70%, 07/01/2001                                    1,560,810

       3,500,000 Washington Public Power Supply
                 System, Nuclear Project No. 3 Series B,
                 5.60%, 07/01/2007                                    3,475,885

       1,500,000 Intermountain Power Agency, Utah
                 Series A, Callable 07/01/2003 @102,
                 5.50%, 07/01/2013                                    1,428,060

       1,735,000 Sacramento Municipal Utility District,
                 California Series G,
                 Callable 09/01/2003 @100,
                 4.75%, 09/01/2021                                    1,443,659

                                                                   ------------
Total Electric Revenue (Cost $21,095,473)                            21,519,719
                                                                   ------------
8   Sanford C. Bernstein Fund, Inc.--1995 Annual Report

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------
Health Care Revenue: 0.67%

       1,050,000 Philadelphia Hospitals & Higher
                 Education Facilities Authority,
                 Pennsylvania, Temple University
                 Hospital Series A, 4.70%, 11/15/1995              $  1,050,546

         635,000 Illinois Health Facilities Authority
                 Revenue, Passavant Memorial
                 Hospital Association, 4.15%, 10/01/1997                630,212

       1,750,000 Delaware County, Pennsylvania,
                 Health Care Revenue, Mercy Health
                 Corp., 4.875%, 11/15/1997                            1,745,555

       1,000,000 New York State Medical Care
                 Facilities Finance Agency Revenue,
                 Callable 02/15/2005 @102,
                 5.40%, 08/15/2005                                    1,026,860
                                                                   ------------
Total Health Care Revenue (Cost $4,427,366)                           4,453,173
                                                                   ------------

Higher Education Revenue: 1.27%

       1,000,000 Illinois Educational Facilities Authority
                 Revenue, Loyola University, Chicago
                 Series A, 7.00%, 07/01/2007                          1,148,980

       1,565,000 Illinois Independent Higher Education
                 Loan Authority Revenue,
                 Northwestern University,
                 8.00%, 12/01/2007                                    1,648,414

       2,820,000 Massachusetts State Health &
                 Educational Authority, Harvard
                 University Series N, 6.25%, 04/01/2020               3,054,737

       2,690,000 New Hampshire Higher Educational &
                 Health Facilities Authority, Dartmouth
                 College, 5.375%, 06/01/2023                          2,515,661

                                                                   ------------
Total Higher Education Revenue (Cost $8,086,469)                      8,367,792
                                                                   ------------

Water/Sewer Revenue: 1.31%

       2,350,000 Philadelphia, Pennsylvania Water &
                 Wastewater, 4.75%, 06/15/1998                        2,361,045


       1,000,000 Gwinnett County, Georgia Certificates
                 of Participation, Water & Sewer,
                 8.05%, 08/01/1998                                    1,103,140

       4,230,000 Los Angeles County Sanitation
                 District Financing Authority, California
                 Revenue, 5.20%, 10/01/2005                           4,246,328

       1,005,000 Massachusetts Water Pollution
                 Abatement Trust Series B,
                 5.25%, 08/01/2014                                      942,087

                                                                   ------------
Total Water/Sewer Revenue (Cost $8,683,460)                           8,652,600
                                                                   ------------

Miscellaneous Revenue: 1.97%

       1,335,000 New Hampshire Municipal Bond Bank
                 Series B, 7.00%, 08/15/1996                          1,369,590

       3,800,000 Philadelphia, Pennsylvania Gas
                 Works Series A, 5.40%, 07/01/1998                    3,877,178

       1,600,000 Northeast Maryland Waste Disposal
                 Authority, Solid Waste Revenue,
                 5.50%, 07/01/2001                                    1,639,360

       3,775,000 Northeast Maryland Waste Disposal
                 Authority, Solid Waste Revenue,
                 5.60%, 07/01/2002                                    3,870,394

       2,280,000 Philadelphia Authority for Industrial
                 Development, Pennsylvania, Gallery II
                 Garage Project, 6.125%, 01/15/2003                   2,288,482
                                                                   ------------
Total Miscellaneous Revenue (Cost $12,738,059)                       13,045,004
                                                                   ------------

Industrial Development/Pollution Control Revenue: 1.56%

       1,070,000 Joliet, Illinois Peoples Gas, Light &
                 Coke Company Gas Supply,
                 8.00%, 06/01/1999                                    1,183,527

       2,100,000 Missouri State Environmental
                 Improvement & Energy Research
                 Authority, Chrysler Corporation
                 Project, 5.70%, 10/01/1999                           2,139,669

       2,500,000 Pittsylvania County Industrial
                 Development Authority, Virginia
                 Revenue Series A, 7.30%, 01/01/2004                  2,628,950


       4,345,000 Schuylkill County Industrial Development
                 Authority, Pennsylvania, Energy Reserves,
                 Callable 01/01/2004 @102,
                 6.50%, 01/01/2010                                    4,336,440
                                                                   ------------
Total Industrial Development/Pollution
Control Revenue (Cost $9,989,922)                                    10,288,586
                                                                   ------------
Total Revenue (Cost $71,976,598)                                     73,610,995
                                                                   ------------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                  3.28%
-------------------------------------------------------------------------------

Housing: 1.20%

       6,000,000 Maryland State Community
                 Development Administration, Multi-
                 Family Housing Revenue Series A,
                 4.50%, 11/01/1997                                    5,940,180

       1,850,000 Ohio Housing Finance Agency, Single
                 Family Mortgage Revenue Series A,
                 Callable 09/01/1999 @102,
                 7.65%, 03/01/2029                                    1,970,158

                                                                   ------------
Total Housing (Cost $7,913,688)                                       7,910,338
                                                                   ------------

Student Loan: 2.08%

       1,000,000 Montana State Higher Education
                 Assistance Corporation, Student Loan
                 Revenue Series B, 4.50%, 12/01/1997                  1,002,590

       1,450,000 Wyoming Student Loan Corporation,
                 Student Loan Revenue,
                 6.00%, 12/01/1997                                    1,481,581

       1,000,000 New England Education Loan
                 Marketing Corporation, Student Loan
                 Revenue, 6.00%, 09/01/1998                           1,045,400

                          Schedule of Investments--Municipal Bond Portfolios  9

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------
       1,775,000 New England Education Loan
                 Marketing Corporation, Student Loan
                 Revenue, 6.00%, 09/01/1999                        $  1,871,311


       1,700,000 Brazos, Texas Higher Education Authority
                 Inc. Series A-2,
                 5.75%, 06/01/2000                                    1,760,112

       1,500,000 Student Loan Funding Corporation,
                 Cincinnati, Ohio Series C,
                 5.85%, 07/01/2000                                    1,558,215

       1,450,000 Brazos, Texas Higher Education Authority
                 Inc. Series A-1,
                 5.90%, 12/01/2000                                    1,515,946

       3,390,000 Arkansas State Student Loan
                 Authority Series A-1, 5.95%, 06/01/2001              3,551,839
                                                                   ------------

Total Student Loan (Cost $13,326,872)                                13,786,994
                                                                   ------------

Total Asset-Backed Securities (Cost $21,240,560)                     21,697,332
                                                                   ------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------

Total Investments (Cost $649,695,754)
(Note J, below)                                  101.13%           $668,288,901

Cash and Other Assets, Less Liabilities           (1.13)             (7,474,438)
                                                 ------             -----------
Net Assets (Equivalent to $13.50
per share based on 48,937,336
shares of capital stock outstanding)             100.00%           $660,814,463
                                                 ======             ===========
-------------------------------------------------------------------------------
(A) Commercial Paper owned at September 30, 1995, was purchased at a rate of 6.25%.

(B) $6,730,000 principal amount segregated as collateral for when-issued securities

(C) Non-income-producing zero-coupon bond

(D) Explanation of insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    CGIC--Capital Guaranty Insurance Company
    FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance, Inc.
    MBIA--Municipal Bond Investors Assurance Corporation
    PSF Guaranteed--(Texas) Permanent School Funds
    Other:
    GO--General Obligation

(E) When-issued security


(F) Delayed-delivery security

(G) $7,750,000 principal amount segregated as collateral for when-issued and delayed-delivery securities

(H) $5,060,000 principal amount segregated as collateral for when-issued securities

(I) $4,000,000 principal amount segregated as collateral for when-issued securities

(J) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

(K) Allocation of Portfolio net assets at September 30, 1995:
    Alabama                                                         1.52%
    Alaska                                                          1.20
    Arizona                                                         1.92
    Arkansas                                                        0.54
    California                                                      6.95
    Colorado                                                        1.75
    Connecticut                                                     1.39
    Delaware                                                        0.31
    District of Columbia                                            2.39
    Florida                                                         3.84
    Georgia                                                         3.25
    Illinois                                                        9.80
    Indiana                                                         1.85
    Iowa                                                            0.15
    Kansas                                                          0.16
    Kentucky                                                        0.31
    Louisiana                                                       1.18
    Maryland                                                        4.61
    Massachusetts                                                   6.59
    Michigan                                                        1.18
    Minnesota                                                       1.34
    Missouri                                                        0.70
    Montana                                                         0.15
    Nevada                                                          1.04
    New Hampshire                                                   0.59
    New Jersey                                                      1.87
    New York                                                        6.87
    North Carolina                                                  0.71
    Ohio                                                            2.31
    Oklahoma                                                        1.23
    Pennsylvania                                                    5.56
    Rhode Island                                                    2.82
    South Carolina                                                  1.49
    Texas                                                           9.33
    Utah                                                            3.15
    Virginia                                                        0.89
    Washington                                                      4.44
    West Virginia                                                   0.86

    Wisconsin                                                       1.46
    Wyoming                                                         0.22
    Puerto Rico                                                     0.53
    Commercial Paper                                                1.15
    U.S. Treasury Obligations                                       1.53
    Cash and Other Assets, Less Liabilities                        (1.13)
                                                                  ------
   Total                                                          100.00%
                                                                  ======

See Notes to Financial Statements.

10   Sanford C. Bernstein Fund, Inc.--1995 Annual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein California Municipal Portfolio
                              September 30, 1995

Principal Amount        Description                               Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   7.38%
-------------------------------------------------------------------------------
Commercial Paper (Note A, p. 15): 2.47%
       5,291,000 Cigna Corp., 10/02/1995                           $ 5,290,067
                                                                   -----------
Total Commercial Paper (Cost $5,290,067)                             5,290,067
                                                                   -----------
Tax-Exempt Variable-Rate Demand Note: 2.10%
       4,500,000 California Educational Facilities
                 Authority Revenue, Stanford University
                 Series L2, 4.00%, 10/01/2015                        4,500,000
                                                                   -----------
Total Tax-Exempt Variable-Rate Demand Note (Cost $4,500,000)         4,500,000
                                                                   -----------
Municipal Notes: 2.81%
       2,065,000 Orange County, California Tax &
                 Revenue Anticipation Notes Series A,
                 5.45%, 06/30/1996                                   1,982,400

       4,000,000 San Diego, California Tax & Revenue
                 Anticipation Notes, 4.50%, 09/30/1996               4,020,600
                                                                   -----------
Total Municipal Notes (Cost $6,078,098)                              6,003,000
                                                                   -----------
Total Short-Term Investments (Cost $15,868,165)                     15,793,067
                                                                   -----------
------------------------------------------------------------------------------
U.S. TREASURY BOND:                                                      0.90%
------------------------------------------------------------------------------
       1,800,000 7.25%, 05/15/2016                                   1,927,125
                                                                   -----------
Total U.S. Treasury Bond (Cost $1,900,072)                           1,927,125
                                                                   -----------
------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                   36.15%
------------------------------------------------------------------------------
       1,000,000 Orange County Community Facilities
                 District No. 86, California Special Tax
                 Series A, 8.00%, 07/01/2006,
                 Prerefunded 07/01/1996 @102                         1,050,310

       1,000,000 Southern California Public Power
                 Authority, Palo Verde Project Series A,
                 8.125%, 07/01/2015,
                 Prerefunded 07/01/1996 @103                         1,060,950


       2,000,000 Contra Costa County, California
                 Certificates of Participation,
                 8.20%, 07/01/2008,
                 Prerefunded 07/01/1996 @102                         2,103,520

       1,000,000 Concord Redevelopment Agency, California
                 Tax Allocation, 9.00%, 07/01/2013,
                 Prerefunded 07/01/1996 @102                         1,057,550

       1,040,000 Kern Valley, California, Kern Valley
                 Hospital Revenue, 7.75%, 08/01/2016,
                 Prerefunded 08/01/1996 @102                         1,094,007

       1,575,000 Fresno, California Certificates
                 of Participation, 7.875%, 08/01/2019,
                 Prerefunded 08/01/1996 @102                         1,658,380

       1,000,000 Fontana Community Facility
                 District No. 2, California Special Tax
                 Series A, 7.875%, 09/01/2011,
                 Prerefunded 09/01/1996 @102.50                      1,061,080

       2,175,000 Brea Redevelopment Agency, California
                 Tax Allocation, 8.50%, 09/15/2012,
                 Prerefunded 09/15/1996 @102.50                      2,323,096

       1,075,000 Southern California Public Power Authority,
                 Hydroelectric-Hoover Uprating Project, 8.125%,
                 10/01/2017,
                 Prerefunded 10/01/1996 @102                         1,140,210

       2,735,000 University of California Revenue,
                 University of California-San Diego Medical
                 Center Satellite Medical Facility, 7.90%,
                 12/01/1996, Escrowed to Maturity                    2,860,673

       1,575,000 Sacramento Municipal Utility District,
                 California Series R, 7.125%, 02/01/2013,
                 Prerefunded 02/01/1997 @102                         1,669,768

       2,085,000 San Diego County Water Authority,
                 California Water Revenue Certificates of
                 Participation Series A, 7.05%, 05/01/2001,
                 Prerefunded 05/01/1997 @102                         2,220,212

       2,425,000 San Jose, California Certificates
                 of Participation, 7.90%, 05/01/2010,
                 Prerefunded 05/01/1997 @102                         2,613,423

         500,000 Orange County, California Certificates
                 of Participation, 7.35%, 06/01/1997,
                 Escrowed to Maturity                                  526,165

       2,000,000 Los Angeles Unified School District,
                 California Certificates of Participation,
                 8.125%, 06/01/2008,
                 Prerefunded 06/01/1997 @102                         2,167,360

       2,000,000 Los Angeles County Transportation
                 Commission, California Series A, 7.90%,
                 07/01/2007,
                 Prerefunded 07/01/1997 @102                         2,167,100

       1,000,000 Sacramento County, California Certificates
                 of Participation Series A, 8.25%, 07/01/2012,
                 Prerefunded 07/01/1997 @102                         1,088,850

       1,930,000 Puerto Rico Electric Power Authority
                 Series K, 9.25%, 07/01/2006,
                 Prerefunded 07/01/1997 @102                         2,133,596

*See Note 1, page 23 in Notes to Financial Statements.

                        Schedule of Investments--Municipal Bond Portfolios  11

-------------------------------------------------------------------------------
Principal Amount        Description                                Market Value
-------------------------------------------------------------------------------
         800,000 Puerto Rico Electric Power Authority
                 Series K, 9.375%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                         $  886,056

       1,050,000 Northern California Public Power
                 Agency, California Series B,
                 8.00%, 07/01/2024,
                 Prerefunded 07/01/1998 @100                          1,152,774

       2,000,000 Los Angeles County Transportation
                 Commission, California Series A,
                 8.00%, 07/01/2018,
                 Prerefunded 07/01/1998 @102                          2,231,480

       2,980,000 Los Angeles, California Wastewater
                 System Revenue, 6.80%, 08/01/2019,
                 Prerefunded 08/01/1998 @102                          3,241,286

       1,000,000 Sacramento Municipal Utility District,
                 California Series V, 7.75%, 08/15/2003,
                 Prerefunded 08/15/1998 @102                          1,113,970

       4,030,000 Sacramento Municipal Utility District,
                 California Series W, 7.875%, 08/15/2016,
                 Prerefunded 08/15/1998 @102                          4,502,759


       1,000,000 Antelope Valley Hospital District,
                 California Certificates of Participation,
                 7.25%, 01/01/2017,
                 Prerefunded 01/01/1999 @100                          1,089,860

       1,325,000 San Diego County Regional Transportation
                 Authority, California Sales Tax Revenue Series A,
                 7.375%, 04/01/2006,
                 Prerefunded 04/01/1999 @102                          1,480,926

       1,875,000 California State Department of Water
                 Resources, Water Systems Project Revenue Series G,
                 7.125%, 12/01/2024,
                 Prerefunded 06/01/1999 @101.50                       2,079,825

       6,480,000 Los Angeles Convention & Exhibition
                 Center, California Certificates of Participation
                 Series A, 7.375%, 08/15/2018,
                 Prerefunded 08/15/1999 @101.50                       7,276,716

       2,190,000 Santa Cruz County Public Financing
                 Authority, California Tax Allocation,
                 7.625%, 09/01/2021,
                 Prerefunded 09/01/1999 @102.50                       2,499,907

       3,920,000 Tehachapi Community Facilities District,
                 California Special Tax,
                 7.40%, 10/01/2014,
                 Prerefunded 10/01/1999 @103                          4,468,369

       1,265,000 California State Department of Water
                 Resources, Water Systems Project Revenue
                 Series I, 6.60%, 12/01/2019,
                 Prerefunded 06/01/2000 @101.50                       1,399,280

       2,705,000 Desert Hospital District, California
                 Desert Hospital Project,
                 8.10%, 07/01/2020,
                 Prerefunded 07/01/2000 @102                          3,175,399

       1,175,000 Los Angeles Convention & Exhibition
                 Center, California Certificates of Participation,
                 7.00%, 08/15/2021,
                 Prerefunded 08/15/2000 @102                          1,329,148

       1,840,000 California State Public Works Board
                 Lease Revenue, Regents of the University of
                 California Series A,
                 7.00%, 09/01/2015,
                 Prerefunded 09/01/2000 @102                          2,083,119

       1,685,000 Santa Ana Community Redevelopment
                 Agency, California Series A, 6.50%, 12/15/2015,
                 Prerefunded 12/15/2000 @102                          1,878,708

       1,865,000 Colton Redevelopment Agency, California,
                 Cooley Ranch Redevelopment Project No. 4,
                 7.60%, 08/15/2016,
                 Prerefunded 08/15/2001 @100                          2,159,931

       1,520,000 Corona, California Certificates
                 of Participation, 8.00%, 03/01/2015,
                 Prerefunded 03/01/2006 @100                          1,889,223

       1,000,000 Pittsburg Redevelopment Agency,
                 California Residential Mortgage Revenue,
                 9.60%, 06/01/2016,
                 Escrowed to Maturity                                 1,415,330
                                                                    -----------
Total Prerefunded/Escrowed (Cost $75,429,419)                        77,350,316
                                                                    -----------
-------------------------------------------------------------------------------
INSURED (Note B, p. 15):                                                 23.83%
-------------------------------------------------------------------------------
      3,355,000 California State GO, AMBAC, 10.00%,
                04/01/1997                                            3,644,167

      4,000,000 Puerto Rico GO Series A, FGIC,
                7.00%, 07/01/1997                                     4,213,400

      1,000,000 San Francisco City & County, California
                GO, FGIC,
                7.25%, 06/15/1998                                     1,083,830

        530,000 Temecula Valley Unified School District,
                California Series B, AMBAC, 9.25%, 09/01/1998           602,833

        570,000 Temecula Valley Unified School District,
                California Series B, AMBAC, 9.25%, 09/01/1999           670,919

      1,575,000 Las Virgenes Municipal Water District,
                California Certificates of Participation,
                MBIA, 8.75%, 11/01/2000                               1,876,392

      2,000,000 San Bernardino County Transportation
                Authority, California Sales Tax Revenue
                Series A, MBIA, Callable 03/01/2003 @102,
                5.10%, 03/01/2005                                     2,016,260

12  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

-------------------------------------------------------------------------------
Principal Amount        Description                                Market Value
-------------------------------------------------------------------------------
       5,025,000 San Diego County, California Certificates
                 of Participation, AMBAC, 5.25%, 09/01/2005        $  5,125,902

       1,000,000 San Diego Regional Building Authority,
                 California Lease Revenue, Downtown Court
                 House & Justice, MBIA,
                 Callable 05/01/2003 @102, 5.20%, 05/01/2006          1,004,450

       1,275,000 East Bay Municipal Utility District,
                 California Wastewater Treatment System Revenue,
                 AMBAC, Callable 06/01/2003 @102,
                 5.25%, 06/01/2006                                    1,285,480

       1,390,000 South Orange County Public Finance
                 Authority, California Special Tax Revenue
                 Series A, MBIA, 7.00%, 09/01/2006                    1,610,051

       2,360,000 San Diego County Regional Transportation
                 Authority, California Sales Tax Revenue
                 Series A, FGIC, 5.25%, 04/01/2008                    2,330,217

       1,510,000 Castaic Lake Water Agency, California
                 Certificates of Participation, Water Systems
                 Improvement Project Series A, MBIA,
                 7.25%, 08/01/2008                                    1,782,902

       2,735,000 Northern California Public Power
                 Agency, California, Geothermal Project No. 3
                 Series A, AMBAC, 5.80%, 07/01/2009                   2,829,139

       1,100,000 South Orange County Public Finance
                 Authority, California Special Tax Revenue,
                 Foothill Area Series C, FGIC, 8.00%,
                 08/15/2009                                           1,371,568

       1,320,000 East Bay Municipal Utility District,
                 California Water System Revenue, MBIA,
                 Callable 06/01/2003 @102, 5.00%, 06/01/2010          1,236,391

       3,000,000 Riverside, California Sewer Revenue,
                 FGIC, 5.00%, 08/01/2010                              2,822,940

       1,060,000 Los Angeles County Metropolitan Transportation
                 Authority, California Sales Tax Revenue Series B,
                 AMBAC, Callable 07/01/2003 @102, 5.30%,
                 07/01/2011                                           1,017,282

       2,675,000 University of California Revenue
                 Series C, AMBAC, Callable 09/01/2003 @102,
                 5.00%, 09/01/2013                                    2,413,573


       1,000,000 University of California Revenue
                 Series A, MBIA, Callable 11/01/2003
                 @102, 5.00%, 11/01/2014                                898,780

       1,195,000 Culver City Redevelopment Finance
                 Authority, California Tax Allocation, AMBAC,
                 5.50%, 11/01/2014                                    1,155,230

       1,000,000 Los Angeles County Metropolitan Transportation
                 Authority, California Sales Tax Revenue
                 Series B, AMBAC, Callable 07/01/2003 @102,
                 4.75%, 07/01/2018                                      841,520

       1,000,000 Los Angeles Convention & Exhibition
                 Center, California Lease Revenue Series A, MBIA,
                 5.375%, 08/01/2018                                     929,750

       1,660,000 Fresno, California Sewer Revenue
                 Series A-1, AMBAC, 5.25%, 09/01/2019                 1,534,537

       2,630,000 California State Public Works Board
                 Lease Revenue, Department of Corrections,
                 State Prison Series A, AMBAC,
                 5.00%, 12/01/2019                                    2,345,644

       1,000,000 Los Angeles Convention & Exhibition
                 Center, California Lease Revenue Series A, MBIA,
                 Callable 08/15/2003 @102, 5.125%, 08/15/2021           886,890

       1,000,000 Sacramento Municipal Utility District,
                 California Series G, MBIA,
                 Callable 09/01/2003 @100,
                 4.75%, 09/01/2021                                      832,080

       2,915,000 Los Angeles, California Wastewater
                 System Revenue Series D, FGIC,
                 Callable 11/01/2003 @102, 5.20%, 11/01/2021          2,612,889
                                                                    -----------
Total Insured (Cost $49,312,701)                                     50,975,016
                                                                    -----------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           18.34%
-------------------------------------------------------------------------------
State General Obligations: 3.47%

       1,000,000 California State, 8.60%, 10/01/1998                  1,119,200

       1,295,000 California State, 7.00%, 06/01/1999                  1,409,349

       1,000,000 California State, 6.70%, 04/01/2001                  1,100,880

       1,020,000 California State, Veterans Series
                 AW, 7.25%, 04/01/2003                                1,094,399


       2,500,000 California State, 6.20%, 09/01/2005                  2,709,650
                                                                    -----------
Total State General Obligations (Cost $7,060,875)                     7,433,478
                                                                    -----------
Local General Obligations: 1.61%

       1,000,000 East Bay Regional Park District,
                 California, 9.25%, 09/01/1997                        1,094,500

       1,045,000 East Bay Regional Park District,
                 California Series B,
                 8.75%, 09/01/1999                                    1,204,906

       1,000,000 Kern High School District, California,
                 7.10%, 08/01/2011                                    1,140,060
                                                                    -----------
Total Local General Obligations (Cost $3,293,385)                     3,439,466
                                                                    -----------

                         Schedule of Investments--Municipal Bond Portfolios  13

-------------------------------------------------------------------------------
Principal Amount        Description                                Market Value
-------------------------------------------------------------------------------
Tax Lease: 10.23%

       1,200,000 California State Public Works Board
                 Series A, 4.80%, 12/01/1996                       $  1,211,916

       3,035,000 New Haven Unified School District,
                 California Certificates of Participation,
                 4.70%, 07/01/1997                                    3,050,903

       2,200,000 Los Angeles, California Certificates of
                 Participation, 4.875%, 08/01/1997                    2,206,886

       1,130,000 Cupertino, California Certificates
                 of Participation Series A, 4.875%,
                 01/01/2000                                           1,125,853

       1,595,000 Ukiah Unified School District, California
                 Certificates of Participation, 5.60%, 09/01/2001     1,614,076

       1,600,000 Ventura County, California Certificates of
                 Participation, Callable 12/01/2003 @102,
                 5.75%, 12/01/2004                                    1,645,728

       1,000,000 Los Angeles State Building Authority,
                 California Lease Revenue, 5.50%, 05/01/2007            963,490

       1,930,000 Los Angeles County, California Pension
                 Obligation Certificates Series A,
                 Callable 06/30/1996 @102, 6.875%, 06/30/2007         1,986,954


       2,520,000 San Francisco State Building Authority,
                 California Lease Revenue Series A, 5.125%,
                 10/01/2007                                           2,389,036

       1,010,000 Gilroy Unified School District, California
                 Certificates of Participation, Callable
                 01/01/2004 @102, 5.85%, 07/01/2008                     983,387

       3,110,000 Los Angeles County Public Works Authority,
                 California Capital Construction, Callable
                 03/01/2003 @102, 5.00%, 03/01/2011                   2,867,544

       2,000,000 Sacramento City Finance Authority,
                 California Lease Revenue Series B, 5.40%,
                 11/01/2020                                           1,833,220
                                                                    -----------
Total Tax Lease (Cost $21,749,822)                                   21,878,993
                                                                    -----------
Special Tax: 3.03%

       1,000,000 Los Angeles County Metropolitan Transportation
                 Authority, California Series A, 4.90%,
                 07/01/2000                                           1,010,450

       1,300,000 Los Angeles County Transportation Commission,
                 California Series A, 6.40%, 07/01/2006               1,427,023

       2,235,000 Los Angeles County Public Works Authority,
                 California Capital Construction, Callable
                 03/01/2003 @102, 5.10%, 03/01/2007                   2,200,737

       1,955,000 Pomona Public Financing Authority, California
                 Revenue, Southwest Pomona Redevelopment,
                 Callable 02/01/2004 @102, 5.50%, 02/01/2008          1,844,503
                                                                    -----------
Total Special Tax (Cost $6,302,683)                                   6,482,713
                                                                    -----------
Total Tax Supported (Cost $38,406,765)                               39,234,650
                                                                    -----------
-------------------------------------------------------------------------------
REVENUE:                                                                 11.62%
-------------------------------------------------------------------------------
Airport Revenue: 0.63%

         500,000 Denver City & County, Colorado Airport
                 Revenue Series B,
                 Callable 11/15/2002 @102,
                 7.25%, 11/15/2005                                      544,710

         200,000 Denver City & County, Colorado Airport
                 Revenue Series A,
                 Callable 11/15/2001 @102,
                 8.875%, 11/15/2012                                     232,614


         500,000 Denver City & County, Colorado Airport
                 Revenue Series D,
                 7.75%, 11/15/2013                                      572,890
                                                                    -----------
Total Airport Revenue (Cost $1,202,496)                               1,350,214
                                                                    -----------
Electric Revenue: 3.67%

       1,250,000 Los Angeles Department of Water &
                 Power, California, Electric Plant Revenue
                 2nd Issue, 9.00%, 12/15/1999                         1,471,700

       1,000,000 Los Angeles Department of Water &
                 Power, California, Electric Plant Revenue
                 2nd Issue, 8.00%, 08/15/2002                         1,183,230

       2,100,000 Los Angeles Department of Water &
                 Power, California, Electric Plant
                 Revenue 2nd Issue, 9.00%, 10/15/2003                 2,651,523

       2,580,000 Southern California Public Power
                 Authority Series A,
                 Callable 07/01/2003 @102,
                 5.10%, 07/01/2006                                    2,548,318
                                                                    -----------
Total Electric Revenue (Cost $7,833,865)                              7,854,771
                                                                    -----------
Health Care Revenue: 0.56%

       1,205,000 California Health Facilities Authority,
                 Downey Community Hospital,
                 4.15%, 05/15/1996                                    1,204,084
                                                                    -----------
Total Health Care Revenue (Cost $1,205,000)                           1,204,084
                                                                    -----------
Higher Education Revenue: 1.31%

       1,000,000 University of California Research
                 Facilities Revenue Series B,
                 7.50%, 09/01/1998                                    1,074,660

         685,000 California Educational Facilities Authority,
                 University of Southern California Series B,
                 7.85%, 10/01/1999                                      771,180

14  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

-------------------------------------------------------------------------------
Principal Amount        Description                                Market Value
-------------------------------------------------------------------------------
       1,000,000 California Educational Facilities
                 Authority, Carnegie Institute of
                 Washington Series A, 5.60%, 10/01/2023              $  947,360
                                                                    -----------
Total Higher Education Revenue (Cost $2,600,494)                      2,793,200
                                                                    -----------
Water/Sewer Revenue: 4.55%

       1,050,000 California State Department of Water
                 Resources Series M, 8.50%, 12/01/2000                1,242,381

       2,500,000 Metropolitan Water District of
                 Southern California Series A,
                 Callable 07/01/2003 @102,
                 5.50%, 07/01/2008                                    2,512,850

       2,420,000 Los Angeles County Sanitation District
                 Financing Authority, California Series A,
                 Callable 10/01/2003 @102, 5.25%, 10/01/2008          2,390,839

       3,660,000 Metropolitan Water District of Southern
                 California Series A, 5.75%, 07/01/2021               3,582,628
                                                                    -----------
Total Water/Sewer Revenue (Cost $9,253,819)                           9,728,698
                                                                    -----------
Miscellaneous Revenue: 0.59%

       1,235,000 Western Placer Waste Management Authority,
                 California Revenue, 6.25%, 07/01/2000                1,268,777
                                                                    -----------
Total Miscellaneous Revenue (Cost $1,252,557)                         1,268,777
                                                                    -----------
Industrial Development/Pollution Control Revenue: 0.31%

         650,000 Missouri State Environmental Improvement
                 & Energy Resource Authority, Chrysler
                 Corporation, 5.70%, 10/01/1999                         662,279
                                                                    -----------
Total Industrial Development/Pollution
Control Revenue (Cost $650,000)                                         662,279
                                                                    -----------
Total Revenue (Cost $23,998,231)                                     24,862,023
                                                                    -----------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $204,915,353)
(Note C, below)                                         98.22%     $210,142,197

Cash and Other Assets, Less Liabilities                  1.78         3,808,712
                                                       ------      ------------
Net Assets (Equivalent to $13.58
per share based on 15,757,372 shares
of capital stock outstanding)                          100.00%     $213,950,909
                                                       ======      ============
-------------------------------------------------------------------------------
(A) Commercial Paper owned at September 30, 1995, was purchased at a rate of 6.35%.

(B) Explanation of insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    FGIC--Financial Guaranty Insurance Company
    MBIA--Municipal Bond Investors Assurance Corporation
    Other:
    GO--General Obligation

(C) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                    Sanford C. Bernstein Fund, Inc.
                        Schedule of Investments
                Bernstein New York Municipal Portfolio
                          September 30, 1995

Principal Amount         Description                              Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   1.85%
-------------------------------------------------------------------------------
Commercial Paper (Note A, p. 22): 0.47%

      2,176,000 Cigna Corp., 10/02/1995                           $   2,175,616
                                                                  -------------

Total Commercial Paper (Cost $2,175,616)                              2,175,616
                                                                  -------------

Tax-Exempt Variable-Rate Demand Notes: 1.16%

       1,200,000 New York City Series A, Daily Floater,
                 Putable Daily, 4.60%, 08/15/2004                     1,200,000

       2,000,000 New York City Industrial Development Agency,
                 Daily Floater, Putable Daily,
                 4.60%, 11/01/2015                                    2,000,000

       2,100,000 New York City Municipal Water & Finance
                 Authority Series C, Daily Floater,
                 Putable Daily, 4.85%, 06/15/2022                     2,100,000
                                                                  -------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $5,300,000)                                                     5,300,000
                                                                  -------------
Municipal Note: 0.22%

       1,000,000 Nassau County, New York GO,
                 4.50%, 03/15/1996                                    1,002,820
                                                                  -------------
Total Municipal Note (Cost $1,002,679)                                1,002,820
                                                                  -------------
Total Short-Term Investments (Cost $8,478,295)                        8,478,436
                                                                  -------------

-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    29.10%
-------------------------------------------------------------------------------

       1,325,000 New York City Municipal Water
                 Finance Authority Series A,
                 7.00%, 06/15/2014, Prerefunded
                 06/15/1996 @102                                      1,380,080

       1,075,000 MAC New York Series 56,
                 7.80%, 07/01/1997,
                 Prerefunded 07/01/1996 @102                          1,127,363

       4,995,000 United Nations Development Corp.,
                 New York Series B, 7.875%, 07/01/2026,
                 Prerefunded 07/01/1996 @102                          5,241,054

       5,620,000 United Nations Development Corp.,
                 New York Series B, 8.25%, 07/01/2026,
                 Prerefunded 07/01/1996 @102                          5,910,779

       1,225,000 MTA, New York Series F,
                 8.375%, 07/01/2016,
                 Prerefunded 07/01/1996 @102                          1,289,496

       1,350,000 New York State Dormitory Authority,
                 State University Series B,
                 6.30%, 11/01/1996,
                 Escrowed to Maturity                                 1,386,598

*See Note 1, page 23 in Notes to Financial Statements.

                         Schedule of Investments--Municipal Bond Portfolios  15

Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

       1,365,000 Triborough Bridge & Tunnel Authority,
                 New York Toll Revenue Series K,
                 8.25%, 01/01/2017,
                 Prerefunded 01/01/1997 @102                      $   1,460,782

       1,650,000 New York City Municipal Water Finance
                 Authority Series A,
                 8.75%, 06/15/2010,
                 Prerefunded 06/15/1997 @102                          1,805,760

       1,400,000 New York City Municipal Water Finance
                 Authority Series A,
                 9.00%, 06/15/2017,
                 Prerefunded 06/15/1997 @102                          1,537,830

       8,425,000 New York State Dormitory Authority,
                 City University Series A,
                 8.125%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                          9,148,539

       1,370,000 MTA, New York Transit Facilities
                 Service Contract Series 1,
                 8.50%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                          1,496,204

       4,820,000 MTA, New York Commuter Facilities
                 Service Contract Series 1,
                 8.50%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                          5,264,018

       1,000,000 Puerto Rico Electric Power Authority
                 Series K, 9.25%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                          1,105,490

       2,825,000 Puerto Rico Electric Power Authority
                 Series K, 9.375%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                          3,128,885

       5,000,000 New York State Medical Care Facilities
                 Finance Authority,
                 8.00%, 02/15/2025,
                 Prerefunded 08/15/1997 @102                          5,440,700

       1,125,000 Nassau County, New York GO
                 Series J, 7.30%, 10/15/1997,
                 Escrowed to Maturity                                 1,194,435

       1,000,000 New York State Housing Finance Agency,
                 State University Series A,
                 7.60%, 11/01/1999,
                 Prerefunded 11/01/1997 @102                          1,087,280

       1,300,000 New York State Housing Finance Agency,
                 State University Series A,
                 7.90%, 05/01/2002,
                 Prerefunded 11/01/1997 @102                          1,421,134

       1,905,000 New York State Housing Finance Agency,
                 State University Series A,
                 7.90%, 11/01/2002,
                 Prerefunded 11/01/1997 @102                          2,082,508

       2,600,000 New York State Housing Finance Agency,
                 State University Series A,
                 8.125%, 11/01/2006,
                 Prerefunded 11/01/1997 @102                          2,852,148

       2,920,000 New York City GO Series A,
                 8.50%, 11/01/2010,
                 Prerefunded 11/01/1997 @101.50                       3,211,328

         600,000 New York City GO Series A,
                 8.75%, 11/01/2016,
                 Prerefunded 11/01/1997 @101.50                         662,814

       1,000,000 Triborough Bridge & Tunnel Authority,
                 New York Special Obligation Series A,
                 7.50%, 01/01/2001,
                 Prerefunded 01/01/1998 @101.50                       1,084,590

       1,105,000 New York State Urban Development
                 Corp., Correctional Facilities Series D,
                 7.75%, 01/01/2013,
                 Prerefunded 01/01/1998 @102                          1,209,356

       1,250,000 Triborough Bridge & Tunnel Authority,
                 New York Toll Revenue Series N,
                 7.875%, 01/01/2018,
                 Prerefunded 01/01/1998 @101.50                       1,365,663

       1,420,000 Triborough Bridge & Tunnel Authority,
                 New York Special Obligation Series A,
                 8.00%, 01/01/2018,
                 Prerefunded 01/01/1998 @101.50                       1,554,190

       1,595,000 New York State Medical Care Facilities
                 Finance Authority, Hospital & Nursing Home
                 Series B, 8.10%, 02/15/2022,
                 Prerefunded 02/15/1998 @102                          1,763,145

      13,535,000 New York State Medical Care Facilities
                 Finance Authority Series A,
                 8.30%, 02/15/2022,
                 Prerefunded 02/15/1998 @102                         15,022,090

       4,470,000 New York City GO Series I,
                 6.90%, 08/15/1998, Escrowed to Maturity              4,798,411

       1,000,000 New York State Medical Care Facilities
                 Finance Authority, Hospital & Nursing Home
                 Series C, 7.60%, 02/15/2008,
                 Prerefunded 08/15/1998 @102                          1,108,520

       3,090,000 New York State Medical Care Facilities
                 Finance Authority, Hospital & Nursing Home
                 Series A, 8.00%, 02/15/2028,
                 Prerefunded 08/15/1998 @102                          3,429,035

       3,440,000 Albany Parking Authority, New York,
                 6.875%, 11/01/2016,
                 Prerefunded 11/01/1998 @100                          3,697,553


       5,025,000 New York State Housing Finance Agency,
                 State University Series A,
                 8.00%, 11/01/2006,
                 Prerefunded 11/01/1998 @102                          5,646,190

16  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

       1,000,000 New York State Housing Finance Agency,
                 State University Series A,
                 8.10%, 11/01/2010,
                 Prerefunded 11/01/1998 @102                        $ 1,126,470

       1,040,000 Triborough Bridge & Tunnel Authority,
                 New York Toll Revenue Series O,
                 7.50%, 01/01/2011,
                 Prerefunded 01/01/1999 @101.50                       1,153,183

       1,090,000 Triborough Bridge & Tunnel Authority,
                 New York Toll Revenue Series O,
                 7.70%, 01/01/2019,
                 Prerefunded 01/01/1999 @101.50                       1,215,154

       1,210,000 New York State Medical Care Facilities
                 Finance Authority, Mental Health Services,
                 7.40%, 08/15/2007,
                 Prerefunded 02/15/1999 @102                          1,347,190

       2,785,000 Battery Park City Authority, New York Revenue,
                 7.70%, 05/01/2015,
                 Prerefunded 05/01/1999 @102                          3,143,374

       1,000,000 Suffolk County Water Authority,
                 New York, 7.125%, 06/01/2015,
                 Prerefunded 06/01/1999 @102                          1,111,720

       3,275,000 New York City Municipal Water Finance
                 Authority Series A,
                 7.375%, 06/15/2009,
                 Prerefunded 06/15/1999 @101.50                       3,657,520

       1,000,000 Albany County, New York GO,
                 7.00%, 10/01/1999, Escrowed to Maturity              1,098,060

       1,400,000 Nassau County, New York GO
                 Series J, 7.30%, 10/15/1999,
                 Escrowed to Maturity                                 1,553,874

         420,000 New York State Dormitory Authority,
                 City University Series A,
                 7.875%, 07/01/2002,
                 Prerefunded 07/01/2000 @100.50                         483,512

       1,000,000 MTA, New York Commuter Facilities
                 Service Contract Series 4,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/2000 @101.50                       1,159,360

       2,250,000 MTA, New York Transit Facilities
                 Service Contract Series 4,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/2000 @101.50                       2,608,560

       3,500,000 Virgin Islands Public Finance Authority
                 Series B,
                 7.25%, 10/01/2007,
                 Prerefunded 10/01/2000 @ 101                         3,979,255

       2,000,000 New York State Medical Care Facilities
                 Finance Authority, Mental Health Services Series A,
                 8.00%, 11/01/2000,
                 Escrowed to Maturity                                 2,292,880

         555,000 New York State Power Authority Series C,
                 9.50%, 01/01/2001, Escrowed to Maturity                626,551

       1,780,000 New York State Local Government Assistance
                 Corp. Series A,
                 7.25%, 04/01/2018,
                 Prerefunded 04/01/2001 @102                          2,043,707

       4,670,000 Niagara Falls Bridge Commission,
                 New York Toll Revenue,
                 6.30%, 10/01/2012,
                 Escrowed to Maturity                                 4,935,723
                                                                  -------------
Total Prerefunded/Escrowed (Cost $130,032,673)                      133,450,061
                                                                  -------------
-------------------------------------------------------------------------------
INSURED (Note B, p. 22):                                                 21.67%
-------------------------------------------------------------------------------

       2,840,000 Suffolk County Industrial Development
                 Agency, New York, Southwest Sewer System, FGIC,
                 3.50%, 02/01/1996                                    2,836,933

       3,185,000 Monroe County, New York GO, MBIA,
                 6.00%, 03/01/1997                                    3,278,289

       1,000,000 New York City Industrial Development
                 Agency, USTA National Tennis Center, FSA,
                 5.30%, 11/15/1997                                    1,025,440


       2,030,000 Suffolk County, New York GO, BIGI,
                 7.375%, 03/01/1998                                   2,182,311

       1,965,000 New York State Thruway Authority
                 Highway & Bridge Series A, AMBAC,
                 5.00%, 04/01/1998                                    2,009,743

         490,000 New York State Dormitory Authority,
                 Mount Sinai School of Medicine, MBIA,
                 6.00%, 07/01/1998                                      512,834

       3,000,000 New York State Dormitory Authority,
                 City University Series A, FGIC,
                 7.40%, 07/01/1998                                    3,247,500

       3,800,000 Nassau County, New York GO
                 Series Q, FGIC,
                 5.00%, 08/01/1998                                    3,901,346

       3,460,000 New York City Industrial Development
                 Agency, USTA National Tennis Center, FSA,
                 5.50%, 11/15/1998                                    3,596,981

       1,570,000 Brookhaven, New York GO, MBIA,
                 5.70%, 11/15/1998                                    1,637,055

         330,000 Nassau County, New York GO Series L, FGIC,
                 6.30%, 11/15/1998                                      351,001

       1,000,000 Nassau County, New York GO Series H, AMBAC,
                 7.20%, 10/15/1999                                    1,106,250

       5,325,000 New York City Health & Hospital Corporation
                 Series A, Connie Lee,
                 4.875%, 02/15/2000                                   5,346,460

        775,000 New York State Thruway Authority Series B,
                MBIA, 4.30%, 01/01/2001                                 764,940

      1,925,000 Suffolk County, New York GO Series A, FGIC,
                9.50%, 10/01/2001                                     2,411,775

                         Schedule of Investments--Municipal Bond Portfolios  17

Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

      5,000,000 Suffolk County Industrial Development Agency,
                New York, Southwest Sewer Revenue, FGIC,
                4.50%, 02/01/2002                                 $   4,942,800

      2,075,000 Suffolk County Industrial Development Agency,
                New York, Southwest Sewer Revenue, FGIC,
                4.60%, 02/01/2003                                     2,048,233

      1,340,000 New York State Dormitory Authority,
                City University Series D, FGIC,
                8.75%, 07/01/2003                                     1,672,816

      1,475,000 MTA, New York Transit Facilities, FGIC,
                Callable 07/01/2003 @101.50,
                4.60%, 07/01/2004                                     1,435,558

      1,000,000 New York State Dormitory Authority,
                Rochester Institute, FGIC,
                Callable 07/01/2003 @101,
                4.75%, 07/01/2005                                       976,310

      5,915,000 New York State Project Finance Agency,
                Hud Section 236-Series A, FSA,
                Callable 11/01/2003 @102,
                4.95%, 11/01/2006                                     5,690,230

      2,025,000 New York State Urban Development
                Corp., Correctional Facilities Revenue, AMBAC,
                5.00%, 01/01/2007                                     1,988,996

      4,295,000 New York City Municipal Water Finance
                Authority Series B, AMBAC, Callable 06/15/2004 @101,
                5.375%, 06/15/2007                                    4,325,280

      4,000,000 Westchester County Industrial Development
                Agency, New York Resource Recovery Revenue Series A,
                AMBAC, Callable 07/01/2004 @101, 5.60%, 07/01/2007    4,140,040

      2,500,000 MTA, New York Commuter Facilities
                Series A, MBIA, 6.10%, 07/01/2007                     2,711,650

      2,400,000 MTA, New York Transit Facilities
                Series K, MBIA, 6.30%, 07/01/2007                     2,634,024

      1,120,000 Babylon, New York GO Series A,                        1,508,013
                AMBAC, 9.20%, 01/15/2008

      1,900,000 New York State Dormitory Authority,
                State University Series A, AMBAC,
                5.50%, 05/15/2008                                     1,943,282


      4,000,000 Suffolk County, New York, Waterworks
                Authority Revenue, MBIA,
                5.10%, 06/01/2008                                     3,977,600

      1,485,000 New York State Dormitory Authority,
                State University Series B, MBIA,
                Callable 07/01/2003 @102,
                5.00%, 07/01/2008                                     1,456,102

      6,780,000 New York State Thruway Authority                      6,696,131
                Series A, MBIA, Callable 04/01/2005 @102,
                5.25%, 04/01/2009

      3,855,000 New York State Dormitory Authority,
                State University Series A, FGIC,
                5.50%, 05/15/2009                                     3,887,845

      1,550,000 Babylon, New York GO Waste Facilities,
                FGIC, 9.00%, 08/01/2009                               2,075,698

      3,200,000 New York State Dormitory Authority,
                State University Series A, MBIA,
                Callable 07/01/2003 @102,
                5.00%, 07/01/2011                                     3,006,944

      4,500,000 Babylon, New York GO Waste Facilities,
                FGIC, 9.00%, 08/01/2011                               6,108,795

      1,000,000 New York City Municipal Water Finance                 1,024,860
                Authority Series A, AMBAC, 5.875%, 06/15/2013

      1,000,000 Broome County, New York Certificates
                of Participation, Public Safety Facility, MBIA,
                5.25%, 04/01/2015                                       925,290
                                                                  -------------
Total Insured (Cost $97,077,809)                                     99,385,355
                                                                  -------------

-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           26.96%
-------------------------------------------------------------------------------
State General Obligations: 0.67%

      1,500,000 New York State, 6.20%, 11/01/1999                     1,607,160

      1,355,000 New York State, 6.875%, 11/01/1999                    1,485,676
                                                                  -------------
Total State General Obligations (Cost $2,879,480)                     3,092,836
                                                                  -------------

Local General Obligations: 8.82%

      1,000,000 New York City Series B,
                8.00%, 06/01/1996                                     1,025,351

      2,200,000 Islip, New York, 5.30%, 08/15/1997                    2,248,378

      1,020,000 White Plains, New York,
                9.40%, 12/15/1997                                     1,135,780

      5,000,000 New York City Series B,
                7.20%, 02/01/1998                                     5,278,550

      1,000,000 Nassau County, New York Series O,
                5.625%, 08/01/1998                                    1,041,850

      1,020,000 New York City Series A,
                Callable 08/15/1996 @101.50,
                7.40%, 08/15/1998                                     1,059,515

      1,060,000 White Plains, New York,
                9.70%, 12/15/1998                                     1,232,600

      1,150,000 Manhasset Union Free School District,
                New York, 7.30%, 01/01/1999                           1,255,420

      2,000,000 New York City Series B,
                7.40%, 02/01/2000                                     2,171,460

      2,000,000 New York City Series D,
                Callable 08/01/1998 @101.50,
                7.875%, 08/01/2000                                    2,193,940

18  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

      1,050,000 Manhasset Union Free School District,
                New York, 7.30%, 01/01/2001                       $   1,184,767

        615,000 New York City Series C,
                6.30%, 08/01/2002                                       639,077

      4,265,000 New York City Series B,
                7.50%, 02/01/2004                                     4,688,387

      1,000,000 Westchester County, New York, 7.10%,
                12/01/2004                                            1,186,690

      1,300,000 Westchester County, New York
                Series A, 6.75%, 02/01/2007                           1,513,174

      5,185,000 New York City Series B,
                Callable 08/15/2005 @101,
                6.30%, 08/15/2008                                     5,227,569

      2,600,000 Onondaga County, New York,
                5.70%, 04/01/2009                                     2,689,154

      1,940,000 Onondaga County, New York,
                5.70%, 04/01/2010                                     2,003,884

      2,600,000 Onondaga County, New York,
                5.70%, 04/01/2011                                     2,642,848
                                                                    -----------
Total Local General Obligations (Cost $38,441,785)                   40,418,394
                                                                    -----------

Tax Lease: 11.47%

      1,500,000 New York State Urban Development
                Corp., Correctional Facilities Series 4,
                4.00%, 01/01/1996                                     1,498,905

      4,000,000 New York State Certificates of Participation,
                5.375%, 03/01/1996                                    4,022,400

      1,695,000 California State Revenue Anticipation
                Warrants Series C, 5.75%, 04/25/1996                  1,712,374

      1,175,000 New York State Energy Research &
                Development Authority, Western New York Nuclear
                Service Center Project,
                5.20%, 04/01/1997                                     1,184,541

        495,000 New York State Medical Care Facilities
                Finance Authority, Brookdale Medical Center Secured
                Hospital Program Series A, 5.95%, 08/15/1998            500,658

      2,535,000 New York State Medical Care Facilities
                Finance Authority, Mental Health Services Series F,
                4.60%, 08/15/1999                                     2,513,630

      1,550,000 New York State Urban Development
                Corp., Correctional Facilities,
                5.00%, 01/01/2000                                     1,561,052

        825,000 New York State Dormitory Authority,
                City University Series D,
                7.50%, 07/01/2000                                       898,656

      1,000,000 New York State Medical Care Facilities
                Finance Authority, Brookdale Medical Center
                Secured Hospital Program
                Series A, 6.35%, 08/15/2000                           1,018,690

      1,920,000 MTA, New York Transit Facilities
                Service Contract Series O,
                5.25%, 07/01/2001                                     1,951,200

      3,505,000 MTA, New York Commuter Facilities
                Service Contract Series O,
                5.25%, 07/01/2001                                     3,561,956

        720,000 New York State Medical Care Facilities
                Finance Authority,
                Mental Health Services Series F,
                Callable 08/15/2002 @102,
                6.20%, 02/15/2003                                      755,446

      2,000,000 New York State Thruway Authority
                Service Contract,
                Callable 04/01/2002 @101,
                6.20%, 04/01/2003                                    2,102,520

      2,000,000 New York State Thruway Authority
                Service Contract,
                Callable 04/01/2002 @101,
                6.25%, 04/01/2004                                    2,096,060

      3,825,000 New York State Dormitory Authority,
                State University Series B,
                5.25%, 05/15/2005                                    3,754,084

      1,000,000 MTA, New York Commuter Facilities
                Service Contract, 5.30%, 07/01/2005                    986,460

      1,125,000 MTA, New York Transit Facilities
                Service Contract, 5.30%, 07/01/2005                  1,109,767

      1,020,000 New York State Dormitory Authority,
                City University Series A,
                5.70%, 07/01/2005                                    1,026,712

      1,780,000 New York State Dormitory Authority,
                City University Series D,
                5.70%, 07/01/2005                                    1,791,712

      1,000,000 New York State Dormitory Authority,
                City University Series U,
                6.45%, 07/01/2005                                    1,059,960

      1,000,000 New York State Urban Development
                Corp., Correctional Facilities Series 4,
                5.25%, 01/01/2006                                      962,350


      3,300,000 New York State Dormitory Authority,
                State University Series A,
                5.50%, 05/15/2006                                    3,278,847

      1,595,000 MTA, New York Transit Facilities
                Service Contract, 5.40%, 07/01/2006                  1,571,872

      1,000,000 MTA, New York Transit Facilities
                Service Contract, 5.45%, 07/01/2007                    978,710

      1,265,000 New York State Urban Development
                Corp., Correctional Facilities Series A,
                5.50%, 01/01/2008                                    1,210,567

      1,755,000 New York State Thruway Authority
                Service Contract,
                Callable 04/01/2003 @102,
                5.125%, 04/01/2008                                   1,641,838

                        Schedule of Investments--Municipal Bond Portfolios  19

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

      2,215,000 New York State Urban Development
                Corp., Correctional Facilities Series A,
                5.50%, 01/01/2009                                  $  2,104,848

      1,000,000 New York State Dormitory Authority,
                City University Series A, 5.75%, 07/01/2009             980,380

      1,490,000 Triborough Bridge & Tunnel Authority,
                New York Convention Center Series E,
                6.00%, 01/01/2011                                     1,482,476

      3,500,000 New York State Dormitory Authority,
                State University Series A,
                5.50%, 05/15/2013                                     3,267,775
                                                                    -----------

Total Tax Lease (Cost $51,871,960)                                   52,586,446
                                                                    -----------

Special Tax: 6.00%

      2,500,000 New York State Local Government Assistance
                Corp. Series C,
                5.90%, 04/01/1996                                     2,525,525

      2,295,000 MAC New York Series 67,
                6.90%, 07/01/1996                                     2,346,087


      3,515,000 New York State Thruway Authority
                Highway & Bridge Trust Fund Series A,
                4.50%, 04/01/1997                                     3,532,083

      1,110,000 New York State Local Government Assistance
                Corp. Series A,
                5.75%, 04/01/1998                                     1,150,826

        825,000 MAC New York Series 64,
                6.75%, 07/01/1998                                       878,435

      3,000,000 MAC New York Series 67,
                7.10%, 07/01/1998                                     3,209,160

      1,245,000 MAC New York Series 67,
                7.20%, 07/01/1999                                     1,359,005

      1,025,000 Grand Central District Management
                Association, New York Business Improvement
                District Series 1994,
                Callable 01/01/2004 @102,
                5.00%, 01/01/2006                                     1,006,396

      2,500,000 New York State Local Government Assistance
                Corp. Series B,
                Callable 04/01/2002 @102,
                6.00%, 04/01/2006                                     2,639,375

      3,345,000 New York State Local Government Assistance
                Corp. Series A,
                5.375%, 04/01/2014                                    3,138,145

      4,430,000 New York State Local Government Assistance
                Corp. Series E,
                6.00%, 04/01/2014                                     4,524,581

      1,390,000 New York State Local Government Assistance
                Corp. Series D,
                Callable 04/01/2004 @100,
                5.00%, 04/01/2023                                     1,195,608
                                                                    -----------

Total Special Tax (Cost $26,545,749)                                 27,505,226
                                                                    -----------

Total Tax Supported (Cost $119,738,974)                             123,602,902
                                                                    -----------

-------------------------------------------------------------------------------
REVENUE:                                                                 18.36%
-------------------------------------------------------------------------------

Airport Revenue: 0.67%

      1,300,000 Denver City & County, Colorado Airport
                Revenue Series B,
                Callable 11/15/2002 @102,
                7.25%, 11/15/2005                                     1,416,246

        425,000 Denver City & County, Colorado Airport
                Revenue Series A,
                Callable 11/15/2001 @102,
                8.875%, 11/15/2012                                      494,305

      1,000,000 Denver City & County, Colorado  Airport
                Revenue Series D,
                7.75%, 11/15/2013                                     1,145,780
                                                                    -----------

Total Airport Revenue (Cost $2,736,449)                               3,056,331
                                                                    -----------

Electric Revenue: 2.18%

      1,000,000 Guam Power Authority Revenue Series
                A, 5.30%, 10/01/1998                                  1,012,940

      1,890,000 New York State Power Authority Series
                W, 6.50%, 01/01/2008                                  2,092,154

      7,215,000 New York State Power Authority Series
                CC, Callable 01/01/2003 @102,
                5.125%, 01/01/2010                                    6,881,018
                                                                    -----------

Total Electric Revenue (Cost $9,869,970)                              9,986,112
                                                                    -----------

Health Care Revenue: 3.82%

        635,000 New York State Medical Care Facilities
                Finance Authority, Hospital & Nursing Home
                Insured Mortgage,
                FHA, 4.60%, 02/15/1997                                  637,299

      1,750,000 New York State Medical Care Facilities
                Finance Authority, Insured Mortgage Project
                Series A, FHA, 5.40%,
                08/15/2004                                            1,793,207

      1,410,000 New York State Medical Care Facilities
                Finance Authority, Hospital & Nursing Home
                Insured Mortgage,
                FHA, Callable 08/15/2002 @102,
                5.875%, 02/15/2005                                    1,480,881

      3,055,000 New York State Medical Care Facilities
                Finance Authority, Insured Mortgage Presbyterian
                Hospital Series A, FHA,
                Callable 02/15/2004 @102,
                5.10%, 08/15/2010                                     2,949,816

      3,000,000 New York State Medical Care Facilities
                Finance Agency, Hospital & Nursing Home Insured
                Mortgage, FHA,
                Callable 02/15/2003 @102,
                6.35%, 02/15/2012                                     3,093,600

20 Sanford C. Bernstein Fund, Inc.--1995 Annual Report

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

      2,770,000 New York State Medical Care Facilities
                Finance Authority,
                St. Luke's-Roosevelt Hospital, FHA,
                Callable 08/15/2003 @102,
                5.60%, 08/15/2013                                    $2,726,788

      4,575,000 New York State Medical Care Facilities
                Finance Agency, Hospital & Nursing Home Insured
                Mortgage Series A, FHA,
                Callable 02/15/2004 @102,
                6.125%, 02/15/2014                                    4,812,991
                                                                    -----------

Total Health Care Revenue (Cost $16,948,683)                         17,494,582
                                                                    -----------

Higher Education Revenue: 0.87%

      1,480,000 New York State Dormitory Authority,
                Rockefeller University, 6.60%, 07/01/1998             1,576,082

      1,000,000 New York State Dormitory Authority,
                Columbia University, 5.625%, 07/01/2006               1,052,220

      1,290,000 New York State Dormitory Authority,
                Columbia University, 5.75%, 07/01/2007                1,364,446
                                                                    -----------

Total Higher Education Revenue (Cost $3,812,839)                      3,992,748
                                                                    -----------


Toll Revenue: 2.05%

        725,000 Triborough Bridge & Tunnel Authority,
                New York Toll Revenue Series Y, 5.80%,
                01/01/2006                                              771,581

      4,250,000 Triborough Bridge & Tunnel Authority,
                New York Toll Revenue Series A, Callable
                01/01/2003 @100, 5.00%, 01/01/2012                    3,882,460

      1,495,000 Triborough Bridge & Tunnel Authority,
                New York Toll Revenue Series Y,
                6.00%, 01/01/2012                                     1,549,986

      2,320,000 Triborough Bridge & Tunnel Authority,
                New York Toll Revenue Series A, Callable
                01/01/2003 @100, 5.00%, 01/01/2015                    2,074,126

      1,090,000 Triborough Bridge & Tunnel Authority,
                New York Toll Revenue Series Y,
                6.125%, 01/01/2021                                    1,126,232
                                                                    -----------

Total Toll Revenue (Cost $9,290,195)                                  9,404,385
                                                                    -----------

Water/Sewer Revenue: 5.64%

      1,820,000 New York State Environmental Facilities
                Corp., Pollution Control Revenue, State Revolving
                Fund Series 94-D, 5.60%, 05/15/1999                   1,913,239

      2,510,000 New York State Environmental Facilities
                Corp., Pooled Loan, Pollution Control Revenue,
                State Revolving Fund Series 92-B,
                Callable 09/15/2002 @102,
                6.25%, 09/15/2005                                     2,755,729

      1,000,000 New York State Environmental Facilities
                Corp., Pooled Loan, Pollution Control Revenue,
                State Revolving Fund Series 93-B,
                4.85%, 05/15/2006                                       973,250

      4,500,000 New York City Municipal Water Finance
                Authority Series B,
                Callable 06/15/2004 @101,
                5.30%, 06/15/2006                                     4,506,390

      2,510,000 New York State Environmental Facilities
                Corp., Pooled Loan, Pollution Control Revenue,
                State Revolving Fund Series 92-B,
                Callable 09/15/2002 @102,
                6.35%, 09/15/2006                                     2,753,219


      1,000,000 Ulster County Resource Recovery Agency,
                New York Solid Waste System, Callable
                03/01/2003 @102, 5.90%, 03/01/2007                    1,009,990

      1,045,000 New York State Environmental Facilities
                Corp., Pooled Loan, Pollution Control Revenue,
                State Revolving
                Fund Series 93-B,
                4.95%, 05/15/2007                                     1,019,711

      2,975,000 New York State Environmental Facilities
                Corp., Pooled Loan, Pollution Control Revenue,
                State Revolving
                Fund Series 95-A,
                Callable 05/15/2005 @102,
                5.20%, 05/15/2008                                     2,953,104

      3,085,000 New York State Environmental Facilities
                Corp., Pooled Loan, Pollution Control Revenue,
                State Revolving
                Fund Series 95-A,
                Callable 05/15/2005 @102,
                5.30%, 05/15/2009                                     3,075,930

        385,000 New York State Environmental Facilities
                Corp., Pooled Loan, Pollution Control Revenue,
                State Revolving
                Fund Series 95-A,
                Callable 05/15/2005 @102,
                5.40%, 05/15/2010                                       383,818

      4,430,000 New York State Environmental Facilities
                Corp., Pollution Control Revenue,
                State Revolving Fund,
                New York City Municipal Water Finance Authority,
                5.75%, 06/15/2011                                     4,507,614
                                                                    -----------

Total Water/Sewer Revenue (Cost $24,990,659)                         25,851,994
                                                                    -----------

Miscellaneous Revenue: 2.25%

      2,715,000 MTA, New York Transit Facilities
                Series M, 5.10%, 07/01/1998                           2,777,472

      3,420,000 Battery Park City Authority, New
                York Revenue, 6.00%, 11/01/2003                       3,675,303

                        Schedule of Investments--Municipal Bond Portfolios   21

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------

      4,015,000 Port Authority of New York &
                New  Jersey Revenue, 4.60%, 10/01/2005                3,880,658
                                                                    -----------

Total Miscellaneous Revenue (Cost $10,053,027)                       10,333,433
                                                                    -----------

Industrial Development/Pollution Control Revenue: 0.88%

      4,000,000 New York City Industrial Development
                Agency, Special Facilities Revenue,
                Terminal One Group Association
                Limited Partnership Project,
                5.30%, 01/01/2000                                     4,045,000
                                                                    -----------

Total Industrial Development/Pollution
Control Revenue (Cost $3,984,900)                                     4,045,000
                                                                    -----------

Total Revenue (Cost $81,686,722)                                     84,164,585
                                                                    -----------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------

Total Investments (Cost $437,014,473)
(Note C, below)                                        97.94%      $449,081,339

Cash and Other Assets, Less Liabilities                 2.06          9,461,465
                                                      -------       -----------

Net Assets (Equivalent to $13.48
per share based on 34,014,866
shares of capital stock outstanding)                  100.00%       $458,542,804
                                                      =======       ============
-------------------------------------------------------------------------------
(A) Commercial Paper owned at September 30, 1995, was purchased at a rate of 6.35%.

(B) Explanation of insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    BIGI--Bond Investors Guaranty Insurance Company
    Connie Lee--Connie Lee Insurance Company
    FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance, Inc.
    MBIA--Municipal Bond Investors Assurance Corporation
    Other:

    FHA--Federal Housing Administration
    GO--General Obligation

(C) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                           Bernstein Short Duration
                        Diversified Municipal Portfolio
                              September 30, 1995

Principal Amount         Description                              Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    1.48%
-------------------------------------------------------------------------------
Tax-Exempt Variable-Rate Demand Note: 0.49%

      500,000 New York City, New York, Daily Floater,
              Putable Daily, 4.80%, 08/01/2021                         $500,000
                                                                    -----------
Total Tax-Exempt Variable-Rate Demand Note
(Cost $500,000)                                                         500,000
                                                                    -----------
Municipal Note: 0.99%

   1,000,000 Nassau County, New York Tax Anticipation
             Notes, 4.50%, 03/15/1996                                 1,002,820
                                                                    -----------
Total Municipal Note (Cost $1,002,679)                                1,002,820
                                                                    -----------
Total Short-Term Investments (Cost $1,502,679)                        1,502,820
                                                                    -----------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     37.24%
-------------------------------------------------------------------------------

       1,000,000 Houston, Texas GO, 8.00%, 03/01/2002,
                 Prerefunded 03/01/1996 @102                          1,036,340

       1,485,000 Florida State Board of Education,
                 Capital Administration Series B, 7.50%, 06/01/2005,
                 Prerefunded 06/01/1996 @102                          1,549,746

       2,565,000 Southern California Public Power Authority,
                 Power Project Revenue Series A, 6.875%, 07/01/2015,
                 Prerefunded 07/01/1996 @102                          2,673,756

       2,500,000 Florida State Pollution Control
                 Series T, 7.20%, 07/01/2007,
                 Prerefunded 07/01/1996 @102                          2,610,925

       2,000,000 Florida State Department of Natural
                 Resources, Save Our Coast, 7.35%,
                 07/01/2007,Prerefunded 07/01/1996 @102               2,090,920

       1,000,000 Arizona State University Revenue,
                 7.50%, 07/01/2016,
                 Prerefunded 07/01/1996 @102                          1,046,160


       2,000,000 Arizona State Transportation Board,
                 Highway Revenue, 7.90%, 07/01/1998,
                 Prerefunded 07/01/1996 @102                          2,098,120

       1,200,000 Rhode Island Depositors Economic
                 Protection Corp. Series A, 7.25%, 08/01/2021,
                 Prerefunded 08/01/1996 @102                          1,255,980

       3,275,000 Gwinnett County Water & Sewer Authority,
                 Georgia, 8.75%, 08/01/2006, Prerefunded
                 08/01/1996 @102                                      3,467,799

  *See Note 1, page 23 in Notes to Financial Statements.

22  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

------------------------------------------------------------------------------
Principal Amount        Description                               Market Value
------------------------------------------------------------------------------

       1,380,000 Texas Municipal Power Agency Revenue,
                 7.60%, 09/01/1997, Prerefunded
                 09/01/1996 @102                                     $1,452,340

       1,000,000 Washington State GO Series 86-D,
                 8.00%, 09/01/2005,
                 Prerefunded 09/01/1996 @100                          1,036,360

       1,500,000 Seattle, Washington Municipal Light
                 & Power Revenue, 5.875%, 10/01/2009,
                 Prerefunded 10/01/1996 @100                          1,527,795

       1,500,000 Massachusetts State GO Series A,
                 7.125%, 10/01/2005,
                 Prerefunded 10/01/1996 @102                          1,574,715

       1,000,000 University of Kentucky Series J,
                 6.00%, 05/01/2000,
                 Prerefunded 05/01/1997 @102                          1,046,630

       1,825,000 Du Page County, Illinois Water Revenue,
                 6.80%, 05/01/2007, Prerefunded
                 05/01/1997 @102                                      1,932,127

       1,095,000 Montgomery County, Maryland
                 Series A, 6.60%, 07/01/1998,
                 Prerefunded 07/01/1997 @102                          1,160,875

       1,000,000 New York State Medical Care Facilities,
                 8.00%, 02/15/2025, Prerefunded
                 08/15/1997 @102                                      1,088,140

       500,000 Jacksonville, Florida Excise Tax
               Revenue, 7.75%, 10/01/2007, Prerefunded
               10/01/1997 @102                                          543,780

       1,675,000 Harris County, Texas Health Facilities,
                 9.00%, 10/01/2017, Prerefunded
                 10/01/1997 @102                                      1,856,888

       1,095,000 Passaic Valley Sewer Commission,
                 New Jersey Series C, 7.10%, 12/01/2020,
                 Prerefunded 12/01/1997 @102                          1,180,990

       2,800,000 Harris County, Texas GO,
                 8.125%, 08/15/2017, Prerefunded
                 02/15/1998 @103 (Note A, p. 25)                      3,115,364

       1,000,000 Metropolitan Atlanta Rapid Transit Authority,
                 Georgia Sales Tax Revenue Series J, 7.60%,
                 07/01/2003, Prerefunded 07/01/1998 @102              1,103,560

       1,200,000 Minnesota State, 7.00%, 08/01/2002,
                 Prerefunded 08/01/1998 @100                          1,286,868
                                                                    -----------
Total Prerefunded/Escrowed (Cost $37,312,184)                        37,736,178
                                                                    -----------
-------------------------------------------------------------------------------
INSURED (Note B, p. 25)                                                   23.26%
-------------------------------------------------------------------------------

       1,000,000 Nebraska Finance Authority, Hospital
                 Revenue, Nebraska Methodist Health
                 System, MBIA, 6.25%, 03/01/1996                      1,009,230

       1,000,000 California State Revenue Anticipation
                 Warrants Series C, FGIC, 5.75%,
                 04/25/1996                                           1,010,530

       1,000,000 District of Columbia GO Series
                 B, FSA, 6.75%, 06/01/1996                            1,017,620

       1,000,000 Massachusetts GO Series A, FGIC,
                 7.25%, 06/01/1996                                   $1,023,590

       1,500,000 North Slope Boro, Alaska GO
                 Series B, CGIC, 5.20%, 06/30/1996                    1,513,755

       1,015,000 Connecticut State Airport Revenue,
                 Bradley International Airport,
                 FGIC, 7.15%, 10/01/1996                              1,046,972

       1,000,000 Maine Municipal Bond Bank Series
                 F, MBIA, 5.80%, 11/01/1996                           1,021,260

       1,300,000 Utah State Board of Regents, Student
                 Loan Revenue Series A, AMBAC,
                 7.125%, 11/01/1996                                   1,337,323

       1,000,000 Massachusetts Housing Finance
                 Agency Series A, AMBAC, 4.90%,
                 01/01/1997                                           1,005,070

       1,145,000 University of Kentucky, MBIA,
                 6.30%, 05/01/1997                                    1,186,357

       2,130,000 Ohio State Higher Educational Facilities,
                 Community Revenue Series A, AMBAC,
                 6.40%, 05/01/1997                                    2,209,172

         500,000 Convention Center Authority of
                 Rhode Island Series A, MBIA,
                 8.90%, 05/15/1997                                      536,825

       1,545,000 Massachusetts GO Series A, FGIC,
                 7.875%, 06/01/1997                                   1,643,077

       1,200,000 Florida State Division of Bond
                 Finance Department of General Services
                 Revenue, Environmental Preservation,
                 AMBAC, 5.00%, 07/01/1997                             1,218,300

       1,000,000 Alaska Student Loan Corp., AMBAC,
                 7.00%, 07/01/1997                                    1,041,500

       1,000,000 Illinois State, FGIC, 5.25%,
                 07/01/1998                                           1,030,770

       1,600,000 Worcester, Massachusetts Municipal
                 Purpose Series C, MBIA, 6.50%, 10/01/1998            1,706,608

       1,000,000 New Orleans, Louisiana Water Revenue,
                 MBIA, 7.00%, 12/01/1998                              1,051,010

       1,000,000 Philadelphia, Pennsylvania Airport
                 Revenue, Philadelphia Airport Systems
                 Series A, AMBAC, 5.75%, 06/15/2010                   1,004,120

       1,000,000 Lowell, Massachusetts GO, AMBAC,
                 5.50%, 08/01/2011 (Note C, p. 25)                      959,150
                                                                    -----------
Total Insured (Cost $23,328,544)                                     23,572,239
                                                                    -----------

-------------------------------------------------------------------------------
TAX SUPPORTED:                                                            26.10%
-------------------------------------------------------------------------------
State General Obligations: 9.26%

       1,100,000 Georgia State Series B, 5.80%,
                 03/01/1996                                           1,109,658

       1,000,000 Wisconsin State Series G, 6.10%,
                 05/01/1996                                           1,013,340

       1,000,000 Maryland State, 6.70%, 07/15/1996                    1,022,800

         950,000 Georgia State, 6.70%, 09/01/1996                       974,957

       2,000,000 Pennsylvania, 5.50%, 11/15/1996                      2,034,640

         900,000 Wisconsin State Series E, 6.80%, 05/01/1997            937,359

         850,000 Georgia State, 6.75%, 09/01/1997                       888,488

         300,000 Maryland State, 6.55%, 10/15/1997                      315,789

                         Schedule of Investments--Municipal Bond Portfolios  23

-------------------------------------------------------------------------------
Principal Amount         Description                               Market Value
-------------------------------------------------------------------------------


       1,000,000 Georgia State Series C, 7.25%,
                 07/01/1998                                          $1,082,430
                                                                    -----------
Total State General Obligations (Cost $9,278,400)                     9,379,461
                                                                    -----------
Local General Obligations: 7.56%

         500,000 Allegheny County, Pennsylvania
                 Series C-33, 7.10%, 02/15/1996                         506,120

       1,000,000 District of Columbia Series D,
                 6.60%, 06/01/1996                                    1,009,560

         950,000 Houston Independent School District,
                 Texas, 6.90%, 08/15/1996                               974,216

       1,500,000 Harris County Flood Control District,
                 Texas Series A, 5.50%, 10/01/1996                    1,522,980

       2,090,000 Travis County, Texas, 7.00%,
                 03/01/1997                                           2,174,917

       1,400,000 Maricopa County, Arizona Series
                 A, 6.80%, 07/01/1997                                 1,468,572
                                                                    -----------
Total Local General Obligations (Cost $7,551,385)                     7,656,365
                                                                    -----------
Tax Lease: 5.24%

       1,000,000 New York State Thruway Authority
                 Service Contract, 5.00%, 04/01/1996                  1,005,250

         600,000 California State Revenue Anticipation
                 Warrants Series C, 5.75%, 04/25/1996                   606,150

       1,000,000 New York State Research & Development
                 Authority, Western New York Nuclear SVC
                 Center Series P, 5.20%, 04/01/1997                   1,008,120

         500,000 Denver City & County School District
                 No. 1, Colorado Series B, Collateralized
                 Certificates, 6.00%, 12/01/1997                        520,975

       1,150,000 Los Angeles County, California Pension
                 Obligation Certificates Series A,
                 6.875%, 06/30/2006                                   1,184,776

       1,000,000 New York State Dormitory Authority,
                 City University, 5.75%, 07/01/2007                     986,480
                                                                    -----------
Total Tax Lease (Cost $5,295,580)                                     5,311,751
                                                                    -----------
Special Tax: 3.55%

         500,000 Detroit, Michigan Distributable
                 State Aid, 5.375%, 05/01/1996                          502,430

       1,010,000 Metropolitan Fair & Exposition Authority,
                 Illinois, 7.30%, 06/01/1996                          1,033,684

         850,000 Arizona State Transportation Board,
                 Excise Tax Revenue, Maricopa County
                 Regional Area, 7.30%, 07/01/1997                       894,166

       1,000,000 Connecticut State Special Tax
                 Obligation Series B, 7.125%, 06/01/2010              1,166,390
                                                                    -----------
Total Special Tax (Cost $3,567,441)                                   3,596,670
                                                                    -----------

Miscellaneous Tax: 0.49%

         500,000 Puerto Rico Municipal Finance Agency
                 Series A, 4.60%, 07/01/1996                            501,630
                                                                    -----------
Total Miscellaneous Tax (Cost $498,317)                                 501,630
                                                                    -----------
Total Tax Supported (Cost $26,191,123)                               26,445,877
                                                                    -----------

-------------------------------------------------------------------------------
REVENUE:                                                                   9.71%
-------------------------------------------------------------------------------
Electric Revenue: 1.58%
       1,000,000 Snohomish County Public Utility District
                 No. 1, Washington Electric Revenue
                 Series B, 5.90%, 01/01/1996                         $1,004,810

         575,000 North Carolina Eastern Municipal Power
                 Agency, Power System Revenue
                 Series A, 7.30%, 01/01/1998                            595,200
                                                                    -----------
Total Electric Revenue (Cost $1,598,495)                              1,600,010
                                                                    -----------
Higher Education Revenue: 1.12%

       1,120,000 New Jersey State Educational Facilities
                 Authority, Princeton University
                 Series C, 4.50%, 07/01/1998                          1,134,336
                                                                    -----------
Total Higher Education Revenue (Cost $1,132,941)                      1,134,336
                                                                    -----------
Water/Sewer Revenue: 4.55%

       2,275,000 Dallas, Texas Waterworks & Sewer
                 System, 6.75%, 04/01/1996                            2,307,032

       1,000,000 Dallas, Texas Waterworks & Sewer
                 System Series A, 5.90%, 10/01/1996                   1,018,280

       1,240,000 San Antonio, Texas Water Revenue,
                 5.60%, 05/15/1998                                    1,285,595
                                                                    -----------
Total Water/Sewer Revenue (Cost $4,554,471)                           4,610,907
                                                                    -----------

Miscellaneous Revenue: 1.00%

       1,000,000 West Virginia School Building Authority
                 Revenue, MBIA-Issued Debt Service Reserve
                 Fund Surety Bond, 6.25%, 07/01/1996                  1,015,470
                                                                    -----------
Total Miscellaneous Revenue (Cost $1,008,665)                         1,015,470
                                                                    -----------
Industrial Development/Pollution Control Revenue: 1.46%

       1,475,000 Delaware County Industrial Development
                 Authority, Pennsylvania Resource Recovery Project
                 Series G, 4.25%, 12/01/2013                          1,472,773
                                                                    -----------
Total Industrial Development/Pollution
Control Revenue (Cost $1,435,775)                                     1,472,773
                                                                    -----------
Total Revenue (Cost $9,730,347)                                       9,833,496
                                                                    -----------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITY:                                                    0.98%
-------------------------------------------------------------------------------
       1,000,000 Maryland State Community Development
                 Administration Home Mortgage Revenue Series
                 A, Mandatory Put 11/01/1997 @100, 4.50%, 11/01/2007    990,030

                                                                    -----------
Total Asset-Backed Security (Cost $991,532)                             990,030
                                                                    -----------
24  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $99,056,409)                  98.77%       $100,080,640
(Note D, below)
Cash and Other Assets, Less Liabilities                1.23           1,244,712
                                                     ------       -------------
Net Assets (Equivalent to $12.63
per share based on 8,020,666
shares of capital stock outstanding)                 100.00%       $101,325,352
                                                     ======       =============
-------------------------------------------------------------------------------

(A) $1,200,000 principal amount segregated as collateral for when-issued securities

(B) Explanation of insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    CGIC-Capital Guaranty Insurance Company
    FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance, Inc.
    MBIA--Municipal Bond Investors Assurance Corporation
    Other:
    GO--General Obligation

(C) When-issued security

(D) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

(E) Allocation of Portfolio assets at September 30,1995:
    Alaska                                2.52%
    Arizona                               5.43
    California                            5.40
    Colorado                              0.51
    Connecticut                           2.18
    District of Columbia                  2.00
    Florida                               7.91
    Georgia                               8.51
    Illinois                              3.94
    Kentucky                              2.20
    Louisiana                             1.04
    Maine                                 1.01
    Maryland                              3.44
    Massachusetts                         7.81
    Michigan                              0.50
    Minnesota                             1.27
    Nebraska                              1.00
    New Jersey                            2.29
    New York                              5.52
    North Carolina                        0.59
    Ohio                                  2.18
    Pennsylvania                          4.95
    Rhode Island                          1.77
    Texas                                16.53
    Utah                                  1.32
    Washington                            3.52
    West Virginia                         1.00
    Wisconsin                             1.93
    Puerto Rico                           0.50
    Cash and Other Assets,
      Less Liabilities                    1.23
                                        ------
    Total                               100.00%
                                        ======

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                           Bernstein Short Duration
                        California Municipal Portfolio
                              September 30, 1995

Principal Amount        Description                               Market Value*
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  1.28%
------------------------------------------------------------------------------
Commercial Paper (Note A, p. 27): 0.34%
         215,000 Cigna Corp., 10/02/1995                            $   214,962
                                                                    -----------
Total Commercial Paper (Cost $214,962)                                  214,962
                                                                    -----------
Tax-Exempt Variable-Rate Demand Note: 0.94%

         600,000 California Educational Facilities Authority,           600,000
                 Stanford University,
                 Weekly Floater, 4.00%, 10/01/2015
                                                                    -----------
Total Tax-Exempt Variable-Rate Demand Note (Cost $600,000)              600,000
                                                                    -----------
Total Short-Term Investments (Cost $814,962)                            814,962
                                                                    -----------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    65.15%
-------------------------------------------------------------------------------
       1,000,000 South Poway Community Facilities                     1,053,790
                 District No. 1, California Special
                 Tax Series A, 9.75%, 03/02/2011,
                 Prerefunded 03/02/1996 @103

       1,000,000 San Jose, California Certificates                    1,017,430
                 of Participation, 6.80%, 05/01/1996,
                 Escrowed to Maturity

       1,500,000 Santa Clara Valley Water District,                   1,519,725
                 California Revenue, 5.75%, 06/01/2004,
                 Prerefunded 06/01/1996 @100

         850,000 Santa Clara Valley Water District,                     866,923
                 California Revenue,
                 6.80%, 06/01/1996,
                 Escrowed to Maturity

       3,050,000 Los Angeles County, California Certificates          3,212,809
                 of Participation, Van Nuys Courthouse Project,
                 9.00%, 06/01/2015, Prerefunded 06/01/1996 @102

         475,000 Southern California Public Power Authority             495,140
                 Series A, 6.875%, 07/01/2015,
                 Prerefunded 07/01/1996 @102


       2,100,000 Southern California Public Power                     2,192,841
                 Authority Series B, 7.125%, 07/01/2015,
                 Prerefunded 07/01/1996 @102

       1,000,000 Southern California Public Power                     1,058,980
                 Authority, Transmission Project Revenue,
                 7.875%, 07/01/2018, Prerefunded
                 07/01/1996 @103

*See Note 1, page 23 in Notes to Financial Statements.

                         Schedule of Investments--Municipal Bond Portifolios  25

Principal Amount        Description                               Market Value
------------------------------------------------------------------------------

       1,625,000 Southern California Public Power                   $ 1,724,044
                 Authority, Palo Verde Project Series A,
                 8.125%, 07/01/2015, Prerefunded
                 07/01/1996 @103

       1,000,000 Pittsburg Redevelopment Agency,                      1,051,930
                 California, Los Medanos Community
                 Development Project, 7.75%, 08/01/2015,
                 Prerefunded 08/01/1996 @102

       1,320,000 Fresno, California Certificates                      1,389,881
                 of Participation, 7.875%, 08/01/2019,
                 Prerefunded 08/01/1996 @102


       1,000,000 Oceanside Community Development Commission,          1,053,690
                 California, Civic Center Project, 8.00%,
                 08/01/2019, Prerefunded 08/01/1996 @102

       1,095,000 Saddleback Community College District,               1,157,305
                 California Certificates of Participation,
                 8.40%, 08/01/2011, Prerefunded 08/01/1996 @102

       2,050,000 University of California Revenue,                    2,144,198
                 University of California-San Diego Medical
                 Center Satellite Medical Facility, 7.90%,
                 12/01/1996, Escrowed to Maturity

       1,500,000 California Educational Facilities                    1,603,965
                 Authority, Pomona College, 8.125%, 01/01/2017,
                 Prerefunded 01/01/1997 @102

       2,900,000 Sacramento Municipal Utility District,               3,074,493
                 California, Electric Revenue Series R, 7.125%,
                 02/01/2013, Prerefunded 02/01/1997 @102

       1,000,000 San Diego County Water Authority,                    1,043,040
                 California Certificates of Participation
                 Series A, 6.85%, 05/01/1997, Escrowed to Maturity

         500,000 San Jose Public Facilities Financing                   538,850
                 Corp., California Certificates of
                 Participation, 7.90%, 05/01/2010,
                 Prerefunded 05/01/1997 @102

       3,750,000 Los Angeles Unified School District,                 4,063,800
                 California Certificates of Participation,
                 8.125%, 06/01/2008, Prerefunded 06/01/1997 @102

       1,400,000 Santa Rosa, California Wastewater                    1,514,772
                 Revenue, 7.80%, 07/02/2015, Prerefunded
                 07/02/1997 @102

       2,590,000 Sacramento Public Facilities Financing
                 Corp., California Certificates of Participation,
                 8.00%, 08/01/2005, Prerefunded 08/01/1997 @102.50    2,829,135

         750,000 Northern California Power Agency,
                 Public Power Series B,
                 8.00%, 07/01/2024,
                 Prerefunded 07/01/1998 @100                            823,410

       1,000,000 Los Angeles, California Wastewater                   1,087,680
                 System Revenue, 6.80%, 08/01/2019,
                 Prerefunded 08/01/1998 @102

       1,000,000 Sacramento Municipal Utility District,
                 California Series V, 7.75%, 08/15/2003,
                 Prerefunded 08/15/1998 @102                          1,113,970

       1,000,000 Contra Costa County Water District,
                 California Revenue Series B,
                 7.625%, 10/01/2018, Prerefunded 10/01/1998 @102      1,113,000

       2,375,000 California Health Facilities Financing               2,643,375
                 Authority, 7.625%, 10/01/2015, Prerefunded
                 10/01/1998 @102
                                                                    -----------
Total Prerefunded/Escrowed (Cost $40,977,316)                        41,388,176
                                                                    -----------
-------------------------------------------------------------------------------
INSURED (Note B, p. 27):                                                 12.69%
-------------------------------------------------------------------------------
       1,000,000 San Francisco City & County Airport                  1,006,500
                 Commission, California Airport Revenue
                 2nd Series Issue, CGIC, 5.00%, 05/01/1996

       1,000,000 Contra Costa County Public Facilities,               1,020,600
                 California Certificates of Participation,
                 BIGI, 7.00%, 06/01/1996


       1,000,000 East Bay Municipal Utility District,                 1,020,930
                 California Wastewater Treatment System
                 Revenue, AMBAC, 7.00%, 06/01/1996

         500,000 San Francisco City & County Redevelopment              507,065
                 Agency, California Hotel Tax Revenue, CGIC,
                 5.75%, 07/01/1996

       1,000,000 Los Angeles Unified School District,                 1,012,960
                 California Certificates of Participation
                 Series A, AMBAC, 5.00%, 12/01/1996

       1,080,000 Contra Costa Transportation Authority,               1,094,753
                 California Sales Tax Revenue Series A,
                 FGIC, 5.00%, 03/01/1997

       1,325,000 Rancho Water District Financing Authority,           1,414,358
                 California Revenue, FGIC, 6.50%, 11/01/1998

         500,000 Northern California Power Agency,                      517,210
                 Public Power Revenue, Geothermal Project
                 Series A, AMBAC, 5.80%, 07/01/2009

         500,000 University of California Revenue,                      468,540
                 Multiple Purpose Projects Series C, AMBAC,
                 5.25%, 09/01/2012
                                                                    -----------
Total Insured (Cost $7,972,103)                                       8,062,916
                                                                    -----------

26  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

Principal Amount        Description                               Market Value
------------------------------------------------------------------------------
TAX SUPPORTED:                                                           15.59%
-------------------------------------------------------------------------------
Tax Lease: 11.63%
         900,000 New York State Certificates of Participation,
                 5.375%, 03/01/1996                                  $  905,040

         805,000 Los Angeles County, California Certificates            810,909
                 of Participation, 6.40%, 03/01/1996

       1,030,000 San Diego Stadium Lease Revenue Authority,           1,033,862
                 California Series A, 4.40%, 07/15/1996

       1,000,000 California State Public Works Board,                 1,043,380
                 Lease Revenue Series A,
                 6.50%, 09/01/1997

         800,000 Puerto Rico Housing Finance Agency,                    797,592
                 4.375%, 12/01/1997


       1,700,000 California State Public Works Board                  1,770,703
                 Lease Revenue, California Community Colleges
                 Series A, 5.90%, 09/01/1998

       1,000,000 Los Angeles County, California Pension
                 Obligation Certificates Series A,
                 Callable 06/30/1996 @102, 6.875%, 06/30/2007         1,029,510
                                                                    -----------
Total Tax Lease (Cost $7,320,700)                                     7,390,996
                                                                    -----------
Special Tax: 0.79%

         500,000 Pleasanton Joint Powers Financing Authority,           499,140
                 California Revenue Reassessment Series A,
                 4.60%, 09/02/1996
                                                                    -----------
Total Special Tax (Cost $489,457)                                       499,140
                                                                    -----------
Miscellaneous Tax: 3.17%
       1,000,000 Puerto Rico Municipal Finance Agency                 1,003,260
                 Series A, 4.60%, 07/01/1996

       1,000,000 Puerto Rico Municipal Finance Agency                 1,007,570
                 Series A, 4.80%, 07/01/1997
                                                                    -----------
Total Miscellaneous Tax (Cost $1,988,348)                             2,010,830
                                                                    -----------
Total Tax Supported (Cost $9,798,505)                                 9,900,966
                                                                    -----------
-------------------------------------------------------------------------------
REVENUE:                                                                  3.81%
-------------------------------------------------------------------------------
Health Care Revenue: 1.58%

       1,000,000 California Community Development                     1,002,100
                 Authority, Certificates of Participation,
                 St. Joseph's Health Systems Group,
                 4.55%, 07/01/1996
                                                                    -----------
Total Health Care Revenue (Cost $1,000,000)                           1,002,100
                                                                    -----------
Water/Sewer Revenue: 1.25%

         730,000 California State Department of Water                   791,729
                 Resources Series F, 7.25%, 12/01/2002
                                                                    -----------
Total Water/Sewer Revenue (Cost $789,329)                               791,729
                                                                    -----------

Miscellaneous Revenue: 0.98%

         615,000 Sacramento Regional Transportation                     626,131
                 District, California Series A,
                 5.50%, 03/01/1997
                                                                    -----------
Total Miscellaneous Revenue (Cost $620,901)                             626,131
                                                                    -----------
Total Revenue (Cost $2,410,230)                                       2,419,960
                                                                    -----------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $61,973,116)                  98.52%        $62,586,980
(Note C, below)
Cash and Other Assets, Less Liabilities                1.48             942,742
                                                     -------         ----------
Net Assets (Equivalent to $12.65
per share based on 5,022,977
shares of capital stock outstanding)                 100.00%        $63,529,722
                                                     =======        ===========
-------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1995, was purchased at a rate of 6.35%.

(B) Explanation of insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    BIGI--Bond Insurance Group, Inc.
    CGIC--Capital Guaranty Insurance Company
    FGIC--Financial Guaranty Insurance Company

(C) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                          Schedule of Investments--Municipal Bond Portfolios  27

                    Sanford C. Bernstein Fund, Inc.
                        Schedule of Investments

                       Bernstein Short Duration
                     New York Municipal Portfolio

                          September 30, 1995

------------------------------------------------------------------------------
Principal Amount        Description                              Market Value*
------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, p. 29):                                        0.52%
------------------------------------------------------------------------------
    286,000 Cigna Corp., 10/02/1995                                 $  285,950
                                                                    ----------
Total Commercial Paper (Cost $285,950)                                 285,950
                                                                    ----------
------------------------------------------------------------------------------
U.S. TREASURY BOND:                                                      0.58%
------------------------------------------------------------------------------
    300,000  7.25%, 05/15/2016                                         321,187
                                                                    ----------
Total U.S. Treasury Bond (Cost $314,528)                               321,187
                                                                    ----------
------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                   57.12%
------------------------------------------------------------------------------
  1,000,000      New York State Dormitory Authority,
                 State University Series B,
                 6.50%, 05/01/1996,
                 Escrowed to Maturity                                1,015,460

  2,115,000      New York City Municipal Water Finance
                 Authority Series A,
                 7.00%, 06/15/2014,
                 Prerefunded 06/15/1996 @102                         2,202,921

    800,000      United Nations Development Corp.,
                 New York, 7.875%, 07/01/2026,
                 Prerefunded 07/01/1996 @102                           839,408

  1,000,000      MAC New York Series 56,
                 7.90%, 07/01/1998,
                 Prerefunded 07/01/1996 @102                         1,049,440

  1,000,000      MTA, New York Transit Facilities
                 Series F, 8.375%, 07/01/2016,
                 Prerefunded 07/01/1996 @102                         1,052,650

  3,000,000      MTA, New York Transit Facilities
                 Series F, AMBAC, 8.375%, 07/01/2016,
                 Prerefunded 07/01/1996 @102                         3,157,950


  2,800,000      Triborough Bridge & Tunnel Authority,
                 New York Toll Revenue Series K,
                 8.25%, 01/01/2017,
                 Prerefunded 01/01/1997 @102                         2,996,476

  1,050,000      New York State Dormitory Authority,
                 State University Series A,
                 6.50%, 05/01/1997, Escrowed to Maturity             1,088,819

  1,000,000      New York City Municipal Water Finance
                 Authority Series A,
                 7.00%, 06/15/2018,
                 Prerefunded 06/15/1997 @101.50                      1,061,840

  1,150,000      New York City Municipal Water Finance
                 Authority Series A,
                 9.00%, 06/15/2017,
                 Prerefunded 06/15/1997 @102                         1,263,218

  1,050,000      MTA, New York Transit Facilities
                 Series 1, 8.50%, 07/01/2017,
                 Prerefunded 07/01/1997 @102                        $1,146,726

  1,000,000      Puerto Rico Electric Power Authority
                 Series K, 9.25%, 07/01/2006,
                 Prerefunded 07/01/1997 @102                         1,105,490

  1,000,000      New York State Medical Care Facilities
                 Finance Authority,
                 8.00%, 02/15/2025,
                 Prerefunded 08/15/1997 @102                         1,088,140

    550,000      New York City GO Series A,
                 8.50%, 11/01/2008,
                 Prerefunded 11/01/1997 @101.50                        604,873

  2,000,000      New York City GO Series A,
                 8.50%, 11/01/2010,
                 Prerefunded 11/01/1997 @101.50                      2,199,540

    470,000      New York State Urban Development Corp.,
                 Correctional Facilities Series D,
                 7.50%, 01/01/2012,
                 Prerefunded 01/01/1998 @102                           511,901

  1,920,000      New York State Medical Care Facilities
                 Finance Authority,
                 7.70%, 02/15/2018,
                 Prerefunded 02/15/1998 @102                         2,106,662

  1,000,000      New York State Medical Care Facilities
                 Finance Authority, Hospital &
                 Nursing Home Series B, FHA,
                 8.10%, 02/15/2022,
                 Prerefunded 02/15/1998 @102                         1,105,420

  4,000,000      New York State Medical Care Facilities
                 Finance Authority, Hospital &
                 Nursing Home Series A, FHA,
                 8.30%, 02/15/2022,
                 Prerefunded 02/15/1998 @102                         4,439,480

  1,400,000      New York City GO Series I,
                 6.90%, 08/15/1998,
                 Escrowed to Maturity                                1,502,858
                                                                    -----------
Total Prerefunded/Escrowed (Cost $31,153,535)                       31,539,272
                                                                    -----------
-------------------------------------------------------------------------------
INSURED (Note B, p. 29):                                                15.55%
-------------------------------------------------------------------------------
    345,000      Niagara Falls, New York GO, MBIA,
                 5.50%, 03/01/1996                                     347,287

    600,000      Rochester, New York GO Series A,
                 AMBAC, 5.30%, 08/15/1996                              608,208

    760,000      Ulster County, New York GO, AMBAC,
                 6.30%, 10/15/1996                                     779,243

    750,000      Niagara Falls, New York GO, MBIA,
                 5.10%, 11/01/1996                                     759,915

  1,220,000      Nassau County, New York GO
                 Series P, FGIC, 6.30%, 11/01/1996                   1,253,208

  1,360,000      Rockland County, New York GO
                 Series B, MBIA, 5.90%, 11/15/1996                   1,391,239


*See Note 1, page 23 in Notes to Financial Statements.

28  Sanford C. Bernstein Fund, Inc.--1995 Annual Report

------------------------------------------------------------------------------
Principal Amount        Description                              Market Value*
------------------------------------------------------------------------------

  1,000,000      Puerto Rico GO Series A, FGIC,
                 7.00%, 07/01/1997                                 $ 1,053,350

  1,300,000      Nassau County, New York GO
                 Series P, FGIC, 6.30%, 11/01/1997                   1,360,502

  1,010,000      New York City Industrial Development
                 Agency, USTA National Tennis Center,
                 FSA, 5.30%, 11/15/1997                              1,035,694
                                                                    ----------
Total Insured (Cost $8,470,057)                                      8,588,646
                                                                    ----------

------------------------------------------------------------------------------
TAX SUPPORTED:                                                          18.89%
------------------------------------------------------------------------------
State General Obligation: 2.89%

  1,550,000      New York State Series A,
                 5.50%, 03/15/1998                                   1,597,074
                                                                   -----------
Total State General Obligation (Cost $1,569,476)                     1,597,074
                                                                   -----------
Local General Obligations: 3.39%

    865,000      Brookhaven, New York, 5.70%,
                 11/15/1996                                            879,861

    455,000      Onondaga County, New York,
                 5.40%, 04/01/1997                                     463,800

    500,000      New York City, 7.20%, 10/01/1997                      526,510
                                                                   -----------
Total Local General Obligations (Cost $1,846,537)                    1,870,171
                                                                   -----------
Tax Lease: 6.23%

  1,400,000      New York State Certificates of Participation,
                 5.375%, 03/01/1996                                  1,407,840

  1,020,000      New York State Thruway Authority
                 Service Contract, 5.00%, 04/01/1996                 1,025,355

    300,000      New York State Energy Research & Development
                 Authority, Western New York Nuclear Service
                 Center Project, 5.20%, 04/01/1997                     302,436

    705,000      Puerto Rico Housing, Bank and Finance
                 Agency, 4.375%, 12/01/1997                            702,878
                                                                   -----------
Total Tax Lease (Cost $3,415,060)                                    3,438,509
                                                                   -----------
Special Tax: 5.44%

    865,000      New York State Thruway Authority,
                 Highway & Bridge Trust Fund Series B,
                 4.50%, 04/01/1996                                     867,033

  1,315,000      New York State Local Government Assistance
                 Corp. Series A,
                 5.50%, 04/01/1997                                   1,343,654

    750,000      MAC New York Series 59,
                 7.25%, 07/01/1997                                     791,197
                                                                   -----------
Total Special Tax (Cost $2,967,599)                                  3,001,884
                                                                   -----------
Miscellaneous Tax: 0.94%

    520,000      Puerto Rico Municipal Finance Agency
                 Series A, 4.60%, 07/01/1996                           521,695
                                                                   -----------
Total Miscellaneous Tax (Cost $518,265)                                521,695
                                                                   -----------
Total Tax Supported (Cost $10,316,937)                              10,429,333
                                                                   -----------
------------------------------------------------------------------------------
REVENUE:                                                                 5.60%
------------------------------------------------------------------------------
Toll Revenue: 1.41%

    750,000      Triborough Bridge & Tunnel Authority,
                 New York Toll Revenue Series L,
                 7.15%, 01/01/1997                                  $  779,287
                                                                   -----------
Total Toll Revenue (Cost $767,514)                                     779,287
                                                                   -----------
Water/Sewer Revenue: 4.19%

  2,250,000      New York State Environmental Facilities
                 Corp., Pollution Control Revenue Series E,
                 5.75%, 06/15/1997                                   2,315,700
                                                                   -----------
Total Water/Sewer Revenue (Cost $2,276,298)                          2,315,700
                                                                   -----------
Total Revenue (Cost $3,043,812)                                      3,094,987
                                                                   -----------

------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $53,584,819)      98.26%
(Note C, below)                                                    $54,259,375

Cash and Other Assets, Less Liabilities    1.74                        961,959
                                         -------                   -----------
Net Assets (Equivalent to $12.60
per share based on 4,383,038
shares of capital stock outstanding)     100.00%                   $55,221,334
                                         =======                   ===========

------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1995, was purchased at a rate of 6.35%.

(B) Explanation of insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance, Inc.
    MBIA--Municipal Bond Investors Assurance Corporation
    Other:
    FHA--Federal Housing Administration
    GO--General Obligation

(C) At September 30, 1995, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                         Schedule of Investments--Municipal Bond Portfolios   29